              As filed with the Securities and Exchange Commission
                                on June 18, 2003
                      Registration No. 333-89661; 811-09645
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             -----------------------

                                   FORM N-1A*

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]

                         Post-Effective Amendment No. 30                    [X]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]

                                Amendment No. 31                            [X]

                        (Check appropriate box or boxes)

                             -----------------------

                               NATIONS FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)
                             101 South Tryon Street
                               Charlotte, NC 28255
          (Address of Principal Executive Offices, including Zip Code)

                           --------------------------

       Registrant's Telephone Number, including Area Code: (800) 321-7854
                                Robert B. Carroll
                         c/o Bank of America Corporation
                            One Bank of America Plaza
                             101 South Tryon Street
                               Charlotte, NC 28255
                     (Name and Address of Agent for Service)

                                 With copies to:
     Marco E. Adelfio, Esq.                        Carl Frischling, Esq.
     Steven G. Cravath, Esq.                       Kramer Levin Naftalis
     Morrison & Foerster LLP                         & Frankel
     2000 Pennsylvania Ave., N.W.                  919 3rd Avenue
     Suite 5500                                    New York, New York 10022
     Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

     [ ] Immediately upon filing pursuant       [ ] on (date) pursuant
         to Rule 485(b), or                         to Rule 485(b), or

     [ ] 60 days after filing pursuant          [ ] on (date) pursuant
         to Rule 485(a), or                         to Rule 485(a).

     [X] 75 days after filing pursuant to       [ ] on (date) pursuant to
         paragraph (a)(2)*                          paragraph(a)(2) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

         The Registrant is filing this Post-Effective Amendment No. 30 to the Registration Statement of Nations Funds Trust (the "Trust") in order to register Nations LifeGoal Income Fund.

                               NATIONS FUNDS TRUST
                              CROSS REFERENCE SHEET



Part A
Item No.                                           Prospectus
--------                                           ----------

  1.  Front and Back Cover Pages ................  Front and Back Cover Pages

  2.  Risk/Return Summary: Investments, Risks
      and Performance............................  About this Prospectus

  3.  Risk/Return Summary: Fee Tables............  About the Funds; Financial
                                                   Highlights

  4.  Investment Objectives, Principal
      Investment Strategies, and Related Risks...  About the Funds; Other
                                                   Important Information

  5.  Management's Discussion of Fund
      Performance................................  About the Funds

  6.  Management, Organization, and
      Capital Structure..........................  What's Inside; About the
                                                   Funds; How the Funds Are
                                                   Managed; About your
                                                   Investment

  7.  Shareholder Information....................  About the Funds; About your
                                                   Investment

  8.  Distribution Arrangements..................  Information for Investors

  9.  Financial Highlights Information...........  Financial Highlights; About
                                                   the Funds



Part B
Item No.
--------

 10.  Cover Page and Table of Contents...........  Cover Page and Table of
                                                   Contents

 11.  Fund History...............................  Introduction

 12.  Description of the Fund and Its
      Investments and Risks......................  Additional Information on
                                                   Portfolio Investments


 13.  Management of the Funds....................  Trustees And Officers;
                                                   Investment Advisory,
                                                   Administration, Custody
                                                   Transfer Agency, Shareholder
                                                   Servicing and Distribution
                                                   Agreements

 14.  Control Persons and Principal
      Holders of Securities......................  Not Applicable

 15.  Investment Advisory and Other Services.....  Investment Advisory,
                                                   Administration, Custody,
                                                   Transfer Agency, Shareholder
                                                   Servicing And Distribution
                                                   Agreements

 16.  Brokerage Allocation and Other Practices...  Portfolio Transactions and
                                                   Brokerage -- General
                                                   Brokerage Policy

 17.  Capital Stock and Other
      Securities.................................  Description Of Shares;
                                                   Investment Advisory,
                                                   Administration, Custody,
                                                   Transfer Custody, Transfer
                                                   Agency, Shareholder Servicing
                                                   And Distribution Agreements

 18.  Purchase, Redemption and Pricing
      of Shares..................................  Net Asset Value -- Purchases
                                                   And Redemptions; Distributor

 19.  Taxation of the Fund.......................  Additional Information
                                                   Concerning Taxes

 20.  Underwriters...............................  Investment Advisory,
                                                   Administration Custody,
                                                   Transfer Agency Shareholder
                                                   Servicing And Distribution
                                                   Agreements; Distributor

 21.  Calculation of Performance Data............  Additional Information on
                                                   Performance

 22.  Financial Statements.......................  Independent Accountant and
                                                   Reports

Part C
Item No.                                           Other Information
--------                                           -----------------

                                                   Information required to be
                                                   included in Part C is set
                                                   forth under the appropriate
                                                   Item, so numbered, in Part C
                                                   of this Document

       Nations LifeGoal Income Portfolio
       -------------------------------------------------------------------------
       Prospectus -- Investor A, B and C Shares
       September    , 2003

(NATIONS FUNDS LOGO)


NATIONS LIFEGOAL
INCOME PORTFOLIO

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  -----------------------------------
                           NOT FDIC INSURED
                  -----------------------------------
                            MAY LOSE VALUE
                  -----------------------------------
                           NO BANK GUARANTEE
                  -----------------------------------

AN OVERVIEW OF THE PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS OR NATIONS FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 41.

YOUR INVESTMENT IN THE PORTFOLIO IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE PORTFOLIO AND THE UNDERLYING FUNDS.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about Nations LifeGoal Income Portfolio. Please read it carefully because it contains information that's designed to help you make informed investment decisions.

The Portfolio invests in a mix of Nations Funds Money Market, Government & Corporate Bond, Stock Funds, Fixed Income Sector Portfolios and other individual securities like money market instruments, bonds and equities using an asset allocation approach.

ABOUT ASSET ALLOCATION

Asset allocation is the process of creating a diversified portfolio by investing in different asset classes -- for example, money market instruments, fixed income securities and equity securities -- in varying proportions.

The mix of asset classes and how much is invested in each may be the most important factor in how the Portfolio performs and the amount of risk involved. Each asset class, and market segments within a class, like high yield and investment grade bonds, have different return and risk characteristics, and react in different ways to changes in the economy. An investment approach that combines asset classes and market segments may help to reduce overall Portfolio volatility.

ABOUT THE PORTFOLIO

The Portfolio has an asset allocation strategy that gives it distinctive risk/return characteristics. The performance of the Portfolio depends on many factors, including its allocation strategy and the performance of the Nations Funds and other securities it invests in. In general, the more the Portfolio allocates to Government & Corporate Bond Funds and bonds, the greater the potential return and the greater the risk of a decline in share price. The more the Portfolio allocates to Money Market Funds and money market instruments, the greater the potential for price stability and the lower the potential return. There's always a risk, however, that you'll lose money or you may not earn as much as you expect.

The Portfolio focuses on current income. It normally allocates a majority of its assets to Funds which invest in fixed income securities, but may also allocate some assets to Funds that invest in equities, money market instruments and individual securities.

IS LIFEGOAL RIGHT FOR YOU?

When you're choosing a mutual fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

Nations LifeGoal Income Portfolio may be suitable for you if:

  - you have longer-term investment goals

  - it is part of a balanced portfolio

  - you're looking for a regular stream of income

It may not be suitable for you if:

  - you're not prepared to accept or are unable to bear the risks associated with equity and fixed income securities

  - you have short-term investment goals

You'll find a discussion of the Portfolio's principal investments, strategies and risks in the Portfolio description that starts on page 5.

FOR MORE INFORMATION

If you have any questions about the Portfolio, please call us at 1.800.321.7854 or contact your investment professional.

You'll find more information about the Portfolio in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Portfolio's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Portfolio
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

BANC OF AMERICA CAPITAL MANAGEMENT, LLC

BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP) IS THE INVESTMENT ADVISER TO THE PORTFOLIO. BACAP IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF THE PORTFOLIO.




 YOU'LL FIND MORE ABOUT BACAP STARTING ON PAGE 18.

--------------------------------------------------------------------------------


NATIONS LIFEGOAL INCOME PORTFOLIO                                5
------------------------------------------------------------------
ABOUT THE NATIONS FUNDS                                         11
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     16
------------------------------------------------------------------
HOW THE PORTFOLIO IS MANAGED                                    18

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Choosing a share class                                        21
     About Investor A Shares                                    22
        Front-end sales charge                                  22
        Contingent deferred sales charge                        22
     About Investor B Shares                                    23
        Contingent deferred sales charge                        23
     About Investor C Shares                                    24
        Contingent deferred sales charge                        24
     When you might not have to pay a sales charge              25
  Buying, selling and exchanging shares                         29
     How orders are processed                                   31
  How selling and servicing agents are paid                     37
  Distributions and taxes                                       39
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   41
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

NATIONS LIFEGOAL INCOME PORTFOLIO

--------------------------------------------------------------------------------

ABOUT THE ADVISER

BACAP IS THIS PORTFOLIO'S ADVISER. BACAP'S INVESTMENT STRATEGIES TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE PORTFOLIO.




 YOU'LL FIND MORE ABOUT BACAP ON PAGE 18.

ABOUT THE UNDERLYING NATIONS FUNDS

YOU'LL FIND MORE INFORMATION ABOUT THE FUNDS IN WHICH THE PORTFOLIO INVESTS, INCLUDING THEIR OBJECTIVES AND STRATEGIES, IN ABOUT THE NATIONS FUNDS AND IN THE SAI.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Portfolio seeks current income through investments primarily in fixed income and income-oriented equity securities consistent with moderate fluctuation of principal.

(COMPASS GRAPHIC)  INVESTMENT STRATEGIES
                   The Portfolio normally invests a majority of its assets in Primary A Shares of
                   Nations Funds Government & Corporate Bond Funds, but may also invest in Nations
                   Funds Stock and Money Market Funds, Fixed Income Sector Portfolios advised by
                   BACAP and individual securities.

The team uses asset allocation as its principal investment approach. It:

  - allocates assets among Fund and individual security categories, within the target allocations set for the Portfolio. It bases its allocations on the Portfolio's investment objective, historical returns for each asset class and on its outlook for the economy

  - chooses Funds and individual securities within each category and the amount it will allocate to each, looking at each Fund's historical returns, as well as the expected performance of the mix of Funds

  - reviews the allocations to Funds and individual securities on an ongoing basis, and may change these allocations when it believes it's appropriate to do so

The actual amount invested in each Fund (or individual security) or category of Funds (or category of individual securities) may vary from the allocations set by the team, depending on how the Funds or individual securities perform, and for other reasons. The team may use various strategies to try to manage how much the actual amount varies, and for how long. For example:

  - if there are more assets in a Fund or individual security category than in the target allocation, the team may allocate money coming into the Portfolio to the other Fund or individual security categories

  - if there are fewer assets in a Fund or individual security category than in the target allocation, it may allocate money coming into the Portfolio to that Fund or security category

The Portfolio normally sells securities or a proportionate amount of the shares it owns in each Nations Fund to meet its redemption requests.

In addition to the individual securities identified on p. 6, the Portfolio may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Portfolio may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset. The Portfolio may invest in private placements to seek to enhance its yield.

The Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

  NATIONS LIFEGOAL INCOME PORTFOLIO
  CAN INVEST IN THE FOLLOWING NATIONS FUNDS OR INDIVIDUAL  TARGET ALLOCATION FOR EACH
  SECURITIES                                                     FUND CATEGORY:



  GOVERNMENT & CORPORATE BOND FUNDS                                 50-100%
    NATIONS SHORT-TERM INCOME FUND
    NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND
    NATIONS GOVERNMENT SECURITIES FUND
    NATIONS INTERMEDIATE BOND FUND
    NATIONS BOND FUND
    NATIONS STRATEGIC INCOME FUND
    CORPORATE BOND PORTFOLIO
    MORTGAGE- & ASSET-BACKED PORTFOLIO



  HIGH YIELD BOND FUNDS                                               0-35%
    NATIONS HIGH YIELD BOND FUND
    HIGH INCOME PORTFOLIO



  MONEY MARKET FUND                                                   0-35%
    NATIONS CASH RESERVES



  CONVERTIBLE SECURITIES FUND                                         0-20%
    NATIONS CONVERTIBLE SECURITIES FUND



  STOCK FUNDS                                                         0-20%
    NATIONS VALUE FUND
    NATIONS MIDCAP VALUE FUND
    NATIONS SMALLCAP VALUE FUND



  INDIVIDUAL SECURITIES*                                             0-100%

*INDIVIDUAL SECURITIES INCLUDE THE FOLLOWING CATEGORIES: MONEY MARKET
 INSTRUMENTS, INVESTMENT GRADE BONDS AND NOTES, MORTGAGE-BACKED AND ASSET-BACKED SECURITIES, HIGH YIELD DEBT SECURITIES, INTERNATIONAL BONDS, INCOME-ORIENTED EQUITIES, CONVERTIBLE SECURITIES AND REAL ESTATE INVESTMENT TRUSTS (OR REITS).

The team will invest a minimum of 50% of the Portfolio's investable assets in investment grade fixed income securities (either through an underlying Nations Fund or through individual securities). The team will invest no more than 30% of the Portfolio's investable assets in a combination of equity securities and REITs.

--------------------------------------------------------------------------------

YOU'LL FIND DETAILED INFORMATION ABOUT EACH FUND'S INVESTMENT STRATEGIES AND RISKS IN ITS PROSPECTUS, AND IN ITS SAI. PLEASE CALL US AT 1.800.321.7854 FOR A COPY.




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THE PORTFOLIO IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Nations LifeGoal Income Portfolio has the following risks:

      - INVESTMENT STRATEGY RISK -- The team uses an asset allocation strategy to try to achieve current income. There is a risk that the mix of investments will not produce the returns they expect, or that the Portfolio will fall in value. There is also the risk that the Funds or individual securities the Portfolio invests in will not produce the returns the team expects, or will fall in value.

      - INTEREST RATE RISK -- The Portfolio may allocate assets to fixed income securities or to Funds that may invest in fixed income securities. The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      - CREDIT RISK -- The Portfolio may allocate assets to fixed income securities or to Funds that may invest in fixed income securities, which could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but generally is not a factor for U.S. government obligations. The Portfolio may allocate assets to non-investment grade securities or to Funds that typically invest in securities that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      - DERIVATIVES RISK -- The Portfolio may allocate assets to derivatives or to Funds that use derivative instruments. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Portfolio's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Portfolio. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      - CONVERTIBLE SECURITIES RISK -- The Portfolio may allocate assets to convertible securities or to Funds that invest in convertible securities. The issuer of a convertible security may have the option to redeem it at a specified price. If a convertible security is redeemed, the underlying Fund may accept the redemption, convert the convertible security to common stock, or sell the convertible security to a third party. Any of these transactions could affect the underlying Fund's ability to meet its objective.

      - REBALANCING POLICY -- The actual amount in each Fund (or security) or category of Funds (or category of security) may vary from the allocations set by the team. This could continue for some time.

      - STOCK MARKET RISK -- The Portfolio may allocate assets to income-oriented equities or to Funds that invest in income-oriented equities. The value of the stocks a Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - FOREIGN INVESTMENT RISK -- The Portfolio may allocate assets to foreign securities or to Funds that invest in Foreign Securities. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including withholding taxes, may also apply to some foreign investments. Funds that invest in securities of companies in emerging markets have high growth potential, but can be more volatile than securities in more developed markets.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL PORTFOLIO OPERATING EXPENSES THAT ARE DEDUCTED FROM THE PORTFOLIO'S ASSETS AND FROM THE ASSETS OF THE NATIONS FUNDS THE PORTFOLIO INVESTS IN.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE PORTFOLIO'S PERFORMANCE
  GRAPHIC)         Because the Portfolio has not been in operation for a full calendar year, no performance information is included in the prospectus.
(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE PORTFOLIO
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

         SHAREHOLDER FEES                           Investor A   Investor B   Investor C
         (Fees paid directly from your investment)    Shares       Shares       Shares
         Maximum sales charge (load) imposed on
         purchases, as a % of offering price           3.25%        none         none



         Maximum deferred sales charge (load) as a
         % of the lower of the original purchase
         price or net asset value                    none(1)        3.00%(2)     1.00%(3)



         ANNUAL PORTFOLIO OPERATING EXPENSES
         (Expenses that are deducted from the Portfolio's assets)



         Management fees                              [    ]%      [    ]%      [    ]%



         Distribution (12b-1) and shareholder
         servicing fees                               [    ]%      [    ]%      [    ]%



         Other expenses(5)                            [    ]%      [    ]%      [    1]%
                                                       ------       ------       ------



         Total annual Portfolio operating expenses    [    ]%      [    ]%      [     ]%
                                                       ======       ======       ======

      (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR A SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (2)This charge decreases over time. Please see CHOOSING A SHARE
         CLASS -- ABOUT INVESTOR B SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR C SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (4)Actual management fees will be charged to the Fund based on a weighted average of the underlying assets of the Fund. No management fee will be charged on assets invested in Primary A Shares of Nations Funds Government Bond, Corporate Bond, Stock and Money Market Funds. Management fees on assets invested in the Corporate Bond, the Mortgage and Asset Backed Securities and the High Income Portfolios of the BACAP Fixed Income Select Portfolios will be charged at rates of 0.40%, 0.40% and 0.50%, respectively. Management fees on assets invested in individual securities will be charged at rates of 0.50%, less a 0.10% waiver.

      (5)Other expenses are based on estimates for the current fiscal year.

      INDIRECT EXPENSES

      The Portfolio's annual operating expenses include a portion of the annual operating expenses of the Nations Funds in which the Portfolio invests. This portion is estimated to be between 0.[00]% and 0.[93]% (expressed as a weighted average, including any fee waiver and/or reimbursement commitments that will expire July 31, 2004), and is based on:

        - the amount the Portfolio expects to invest in each Fund, based on the target allocation
        - each Fund's annualized expense ratio for the period ended March 31, 2003, adjusted as necessary to reflect current service provider fees

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE PORTFOLIO'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in this Portfolio with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Investor A, Investor B or Investor C Shares of the Portfolio for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Portfolio

        - your investment has a 5% return each year

        - the Portfolio's operating expenses remain the same as shown in the table above

        - the Portfolio's indirect expenses remain at the average of the range shown above for the 1 year example, excluding any fee waivers and/or reimbursements for the 3 year example

      Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                  1 YEAR   3 YEARS
         INVESTOR A SHARES                                        $[   ]   $[   ]



         INVESTOR B SHARES                                        $[   ]   $[   ]



         INVESTOR C SHARES                                        $[   ]   $[   ]

      If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                                                                  1 YEAR   3 YEARS
         INVESTOR B SHARES                                        $[   ]   $[   ]



         INVESTOR C SHARES                                        $[   ]   $[   ]

About the Nations Funds

The table starting on the next page is a brief overview of the objectives and principal investments of the Nations Funds in which the Nations LifeGoal Income Portfolio may invest. The Portfolio may invest in a different mix of Nations Funds. You'll find the mix of Nations Funds and target allocations for the Portfolio starting on page 6.

The team can substitute or add other Funds to this table at any time, including Funds introduced after the date of this prospectus.

FOR MORE INFORMATION

You'll find more detailed information about each Fund's investment strategies and risks in its prospectus and in its SAI. Please call us at 1.800.321.7854 for copies.

                                      The Fund's/Portfolio's investment objective    What the Fund/Portfolio normally invests in
                                      -------------------------------------------    -------------------------------------------
GOVERNMENT & CORPORATE BOND FUNDS
Nations Short-Term Income Fund        High current income consistent with minimal    - at least 80% of its assets in income-
                                      fluctuations of principal.                       producing securities
                                                                                     - at least 65% of its total assets in
                                                                                     investment grade fixed income securities.
                                                                                       The team may choose unrated securities if
                                                                                       it believes they are of comparable
                                                                                       quality to investment grade securities at
                                                                                       the time of investment
                                                                                     - corporate debt securities, including
                                                                                     bonds, notes and debentures,
                                                                                       mortgage-related securities issued by
                                                                                       governments, their agencies,
                                                                                       instrumentalities or corporations,
                                                                                       asset-backed securities or U.S.
                                                                                       government obligations

Nations Short-Intermediate            High current income consistent with modest     - at least 80% of its assets in U.S.
Government Fund                       fluctuation of principal.                      government obligations and repurchase
                                                                                       agreements secured by those securities.
                                                                                       It may invest in mortgage-related
                                                                                       securities issued or backed by the U.S.
                                                                                       government, its agencies or
                                                                                       instrumentalities, or corporations

Nations Government Securities Fund    High current income consistent with            - at least 80% of its assets in U.S.
                                      moderate fluctuation of principal.             government obligations and repurchase
                                                                                       agreements secured by those securities

Nations Intermediate Bond Fund        Obtain interest income and capital             Nations Intermediate Bond Master Portfolio.
                                      appreciation.                                  The Master Portfolio invests:
                                                                                     - at least 80% of its assets in bonds. The
                                                                                       Master Portfolio normally invests at
                                                                                       least 65% of its assets in intermediate
                                                                                       and longer-term fixed income securities
                                                                                       that are rated investment grade. The
                                                                                       Master Portfolio can invest up to 35% of
                                                                                       its assets in mortgage-backed securities,
                                                                                       including collateralized mortgage
                                                                                       obligations (CMOs), that are backed by
                                                                                       the U.S. government, its agencies or
                                                                                       instrumentalities, or corporations

Nations Bond Fund                     Total return by investing in investment        - at least 80% of its assets in bonds
                                      grade fixed income securities.                 - at least 65% of its assets in investment
                                                                                     grade fixed income securities. The
                                                                                       portfolio management team may choose
                                                                                       unrated securities if it believes they
                                                                                       are of comparable quality to investment
                                                                                       grade securities at the time of
                                                                                       investment
                                                                                     - corporate debt securities, including
                                                                                     bonds, notes and debentures, U.S.
                                                                                       government obligations, foreign debt
                                                                                       securities denominated in U.S. dollars,
                                                                                       mortgage-related securities, asset-backed
                                                                                       securities or municipal securities

                                      The Fund's/Portfolio's investment objective    What the Fund/Portfolio normally invests in
                                      -------------------------------------------    -------------------------------------------

Nations Strategic Income Fund         Total return with an emphasis on current       - at least 80% of its assets in income-
                                      income by investing in a diversified             producing securities. The Fund normally
                                      portfolio of fixed income securities.            invests at least 65% of its assets in
                                                                                       investment grade debt securities. The
                                                                                       Fund may invest in corporate debt
                                                                                       securities; U.S. government obligations;
                                                                                       foreign debt securities denominated in
                                                                                       U.S. dollars or foreign currencies;
                                                                                       mortgage-related securities issued by
                                                                                       governments and non-government issuers;
                                                                                       and asset-backed securities. The Fund may
                                                                                       invest up to 35% of its assets in
                                                                                       lower-quality fixed income securities

Corporate Bond Portfolio              Maximize total return consistent with          - at least 80% of its assets in corporate
                                      investing at least 80% of its assets in a        debt securities (rate BBB or better)
                                      diversified portfolio of corporate bonds.        including foreign debt securities
                                                                                       denominated in U.S. dollars and
                                                                                       asset-backed securities. Normally, the
                                                                                       Portfolio's average dollar-weighted
                                                                                       maturity will be between five and fifteen
                                                                                       years and its duration will be between
                                                                                       four and seven years

Mortgage- & Asset-Backed Portfolio    Maximize total return consistent with          - at least 80% of its assets in
                                      investing at least 80% of its assets in a        mortgage-related securities or other
                                      diversified portfolio of mortgage- and           asset-backed securities. Mortgage-related
                                      other asset-backed securities.                   securities may include U.S. government
                                                                                       obligations, or securities that are
                                                                                       issued or guaranteed by private issuers,
                                                                                       including collateralized mortgage
                                                                                       obligations, commercial mortgage-backed
                                                                                       securities, and mortgage-backed
                                                                                       securities that are traded on a
                                                                                       to-be-announced basis. Asset-backed
                                                                                       securities may include bonds backed by
                                                                                       automobile or credit card receivables,
                                                                                       equipment leases, home equity loans,
                                                                                       manufactured housing loans, stranded
                                                                                       utility costs, collateralized debt
                                                                                       obligations, and other types of consumer
                                                                                       loan or lease receivables. All
                                                                                       investments in mortgage-backed and other
                                                                                       asset-backed securities will normally be
                                                                                       rated investment grade by one or more
                                                                                       nationally recognized statistical rating
                                                                                       agencies. The team may choose unrated
                                                                                       securities it believes are of comparable
                                                                                       quality at the time of investment.
                                                                                       Normally, the Portfolio's average
                                                                                       dollar-weighted maturity will be between
                                                                                       two and eight years and its duration will
                                                                                       be between one and five years


                                      The Fund's/Portfolio's investment objective    What the Fund/Portfolio normally invests in
                                      -------------------------------------------    -------------------------------------------


 HIGH YIELD BOND FUNDS
 Nations High Yield Bond Fund         Maximum income by investing in a               Nations High Yield Bond Master Portfolio.
                                      diversified portfolio of high yield debt       The Master Portfolio invests:
                                      securities.                                    - at least 80% of its assets in domestic
                                                                                     and foreign corporate high yield debt
                                                                                       securities which are not rated investment
                                                                                       grade but generally will be rated "Ba" or
                                                                                       "B" by Moody's Investors Service, Inc. or
                                                                                       "BB" or "B" by Standard & Poor's
                                                                                       Corporation
                                                                                     - primarily in U.S. government obligations,
                                                                                       zero-coupon bonds, as well as domestic
                                                                                       corporate high yield debt securities and
                                                                                       U.S. dollar-denominated foreign corporate
                                                                                       high yield debt securities, both of which
                                                                                       include private placements
                                                                                     - up to 20% of its assets in equity
                                                                                     securities which may include convertible
                                                                                       securities






 High Income Portfolio                Maximize total return consistent with          - at least 80% of its assets in domestic
                                      investing at least 80% of its assets in a      and foreign corporate high yield debt
                                      diversified portfolio of high yield debt         securities. These securities are not
                                      securities.                                      rated investment grade, but generally
                                                                                       will be rated "Ba" or "B" by Moody's
                                                                                       Investors Service, Inc. or "BB" or "B" by
                                                                                       Standard & Poor's Corporation. The team
                                                                                       may choose unrated securities if it
                                                                                       believes they are of comparable quality
                                                                                       at the time of investment. The Portfolio
                                                                                       is not managed to a specific duration






 MONEY MARKET FUND
 Nations Cash Reserves                Preservation of principal value and            - money market instruments, including
                                      maintenance of a high degree of liquidity        commercial paper, bank obligations,
                                      while providing current income.                  short- term debt securities, short-term
                                                                                       taxable municipal securities and
                                                                                       repurchase agreements secured by
                                                                                       first-tier securities, U.S. government
                                                                                       obligations or U.S. Treasury obligations






 CONVERTIBLE SECURITIES FUND
 Nations Convertible Securities       To provide investors with a total              - at least 80% of its assets in convertible
  Fund                                investment return, comprised of current          securities. Most convertible securities
                                      income and capital appreciation, consistent      are issued by U.S. issuers and are not
                                      with prudent investment risk.                    investment grade
                                                                                     - the Fund may invest up to 15% of its
                                                                                     assets in Eurodollar convertible securities
                                                                                     - the team generally chooses convertible
                                                                                       securities that are rated at least "B" by
                                                                                       a nationally recognized statistical
                                                                                       rating organization but may choose
                                                                                       unrated securities if it believes they
                                                                                       are of comparable quality at the time of
                                                                                       investment






 STOCK FUNDS
 Nations Value Fund                   Growth of capital by investing in companies    - at least 80% of its assets in common
                                      that are believed to be undervalued.           stocks of U.S. companies. The Fund
                                                                                       generally invests in companies in a broad
                                                                                       range of industries with market
                                                                                       capitalizations of at least $1 billion
                                                                                       and daily trading volumes of at least $3
                                                                                       million




                                      The Fund's/Portfolio's investment objective    What the Fund/Portfolio normally invests in
                                      -------------------------------------------    -------------------------------------------
Nations MidCap Value Fund             Long-term growth of capital with income as     - at least 80% of its assets in equity
                                      a secondary consideration.                       securities whose market capitalizations are
                                                                                       within the range of companies in the
                                                                                       Russell MidCap Value Index and that are
                                                                                       believed to have the potential for
                                                                                       long-term growth

Nations SmallCap Value Fund           Long-term growth of capital by investing in    Nations SmallCap Value Master Portfolio.
                                      companies believed to be undervalued.          The Master Portfolio invests:
                                                                                     - at least 80% of its assets in equity
                                                                                       securities of U.S. companies whose market
                                                                                       capitalizations are within the range of
                                                                                       the companies within the Russell 2000
                                                                                       Value Index and that are believed to have
                                                                                       the potential for long-term growth


--------------------------------------------------------------------------------

YOU'LL FIND SPECIFIC INFORMATION ABOUT THE PORTFOLIO'S PRINCIPAL INVESTMENTS, STRATEGIES AND RISKS IN THE DESCRIPTIONS STARTING ON PAGE 12.

--------------------------------------------------------------------------------

Other important information
(LINE GRAPH GRAPHIC)
The following are some other risks and information you should consider before you invest:

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of the Portfolio or Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        The Portfolio may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If the Portfolio becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - HOLDING OTHER KINDS OF INVESTMENTS -- The Portfolio or any Fund may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information. The management team can also choose not to invest in specific securities described in this prospectus and in the SAI.

      - INVESTMENT IN NATIONS MONEY MARKET FUNDS -- To seek to achieve a return on uninvested cash or for other reasons, the Funds and the Portfolio may invest their assets in Nations Money Market Funds. BACAP and its affiliates are entitled to receive fees from the Nations Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Funds and the Portfolio for services provided directly. BACAP may waive fees which it is entitled to receive from either the Nations Money Market Funds or the Funds.

      - INVESTING DEFENSIVELY -- The Portfolio may temporarily hold up to 100% of its assets in Nations Cash Reserves, a money market fund, to try to protect it during a market or economic downturn or because of political or other conditions. The Portfolio may not achieve its investment objective while it is investing defensively.

      - SECURITIES LENDING PROGRAM -- A Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker-dealers or other financial institutions involved in the loans may be affiliates of Bank of America.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to the Portfolio and the Funds, including investment advisory, investment sub-advisory, distribution, administration, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Portfolio and the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO TURNOVER -- The Portfolio or Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. When distributed, these gains are taxable to shareholders as ordinary income, which generally are taxed at higher rates than long-term capital gains. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Portfolio's returns. The annual portfolio turnover rate for Nations LifeGoal Income Portfolio is expected to be no more than
        [     ]%.

How the Portfolio is managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

BANC OF AMERICA CAPITAL MANAGEMENT, LLC

ONE BANK OF AMERICA PLAZA
CHARLOTTE, NORTH CAROLINA 28255

--------------------------------------------------------------------------------


INVESTMENT ADVISER

BACAP is the investment adviser to over 70 mutual fund portfolios in the Nations Funds Family, including the Portfolio described in this prospectus.

BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $190 billion, BACAP acts as investment manager for individuals, corporations and financial institutions. BACAP uses a team approach to investment management. Each team or individual portfolio manager has access to the latest technology and analytical resources.

BACAP's Investment Strategies Team is responsible for making the day-to-day investment decisions for the Portfolio.

BACAP is also the investment adviser to the Nations Funds that appear in the table below. The table tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Fund.

  FUND                                         BACAP TEAM
  NATIONS CASH RESERVES                        CASH INVESTMENT TEAM



  NATIONS SHORT-TERM INCOME FUND               FIXED INCOME MANAGEMENT TEAM



  NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND   FIXED INCOME MANAGEMENT TEAM



  NATIONS GOVERNMENT SECURITIES FUND           FIXED INCOME MANAGEMENT TEAM



  NATIONS INTERMEDIATE BOND FUND(1)            FIXED INCOME MANAGEMENT TEAM



  NATIONS BOND FUND                            FIXED INCOME MANAGEMENT TEAM



  NATIONS STRATEGIC INCOME FUND                FIXED INCOME MANAGEMENT TEAM



  CORPORATE BOND PORTFOLIO                     FIXED INCOME MANAGEMENT TEAM



  MORTGAGE- & ASSET-BACKED PORTFOLIO           FIXED INCOME MANAGEMENT TEAM



  HIGH INCOME PORTFOLIO                        HIGH YIELD TEAM



  NATIONS CONVERTIBLE SECURITIES FUND          INCOME STRATEGIES TEAM



  NATIONS VALUE FUND                           VALUE STRATEGIES TEAM



  NATIONS MIDCAP VALUE FUND                    VALUE STRATEGIES TEAM



  NATIONS SMALLCAP VALUE FUND(1)               VALUE STRATEGIES TEAM

(1)These funds don't have their own investment sub-adviser because they invest in Nations Intermediate Bond Master Portfolio and Nations SmallCap Value Master Portfolio, respectively. BACAP is the investment adviser to each Master Portfolio.

Nations Funds pays BACAP an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Portfolio and is paid monthly. BACAP has also agreed to pay all other Portfolio expenses, except taxes, brokerage fees and commissions, extraordinary expenses, and any distribution (12b-1), shareholder servicing or shareholder administration fees.

The following chart shows the maximum advisory fee BACAP can receive.

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                                MAXIMUM
                                                                ADVISORY
                                                                  FEE
  NATIONS LIFEGOAL INCOME PORTFOLIO                             [    %]

INVESTMENT SUB-ADVISERS

Nations Funds and BACAP may engage one or more investment sub-advisers for the Portfolio to make day-to-day investment decisions for the Portfolio. BACAP retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Portfolio's needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BACAP may at times recommend to the Board that the Portfolio:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires the Portfolio to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. BACAP and Nations Funds have applied for relief from the SEC to permit the Portfolio to act on many of BACAP's recommendations with approval only by the Board and not by Portfolio shareholders. BACAP or a Portfolio would inform the Portfolio's shareholders of any actions taken in reliance on this relief. Until BACAP and the Portfolio obtains the relief, each Portfolio will continue to submit these matters to shareholders for their approval to the extent required by applicable law.


Nations Funds and BACAP have engaged other investment sub-advisers to provide day-to-day portfolio management for certain underlying Nations Funds in which the Portfolio invests. These sub-advisers function under the supervision of BACAP and the Boards of Nations Funds.

--------------------------------------------------------------------------------

MACKAY SHIELDS LLC

9 WEST 57TH STREET
NEW YORK, NEW YORK 10019

--------------------------------------------------------------------------------


MACKAY SHIELDS LLC

Founded in 1938, MacKay Shields is an independently-managed, wholly-owned subsidiary of New York Life Insurance Company. The firm's 80 investment professionals manage more than $30 billion in assets, including over $11.5 billion in high yield assets.

MacKay Shields' High Yield Portfolio Management Team is responsible for making the day-to-day decisions for Nations High Yield Bond Master Portfolio.

OTHER SERVICE PROVIDERS

--------------------------------------------------------------------------------

BACAP DISTRIBUTORS, LLC

ONE BANK OF AMERICA PLAZA
CHARLOTTE, NORTH CAROLINA 28255

--------------------------------------------------------------------------------

The Portfolio is distributed by BACAP Distributors, LLC (BACAP Distributors), a registered broker/dealer. BACAP Distributors does not receive any fees for the administrative services it provides to the Portfolio. BACAP Distributors may pay commissions, distribution (12b-1) and shareholder servicing fees, and/or other compensation to companies for selling shares and providing services to investors.
BACAP Distributors is also administrator of the Portfolio, and is responsible for overseeing the administrative operations of the Portfolio.

--------------------------------------------------------------------------------

PFPC INC.

400 BELLEVUE PARKWAY
WILMINGTON, DELAWARE 19809

--------------------------------------------------------------------------------


PFPC Inc. (PFPC) is the transfer agent for the Portfolio's shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Choosing a share class

(CHOOSING A SHARE CLASS GRAPHIC)

--------------------------------------------------------------------------------

WE'VE USED THE TERM, INVESTMENT PROFESSIONAL, TO REFER TO THE PERSON WHO HAS ASSISTED YOU WITH BUYING NATIONS FUNDS. SELLING AGENT OR SERVICING AGENT (SOMETIMES REFERRED TO AS A SELLING AGENT) MEANS THE COMPANY THAT EMPLOYS YOUR INVESTMENT PROFESSIONAL. SELLING AND SERVICING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA.




 FOR MORE INFORMATION ABOUT HOW TO CHOOSE A SHARE CLASS, CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL US AT 1.800.321.7854.




 BEFORE YOU INVEST, PLEASE NOTE THAT OVER TIME, DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES WILL INCREASE THE COST OF YOUR INVESTMENT, AND MAY COST YOU MORE THAN ANY SALES CHARGES YOU MAY PAY. FOR MORE INFORMATION, SEE HOW SELLING AND SERVICING AGENTS ARE PAID.

--------------------------------------------------------------------------------


Before you can invest in the Portfolio, you'll need to choose a share class. There are three classes of shares of the Portfolio offered by this prospectus. Each class has its own sales charges and fees. The table below compares the charges and fees and other features of the share classes.

                               INVESTOR A          INVESTOR B          INVESTOR C
                                 SHARES              SHARES              SHARES
  MAXIMUM AMOUNT YOU CAN
  BUY                           NO LIMIT            $250,000            NO LIMIT



  MAXIMUM FRONT-END SALES
  CHARGE                         3.25%                NONE                NONE



  MAXIMUM DEFERRED SALES
  CHARGE                        NONE(1)             3.00%(2)            1.00%(3)



  MAXIMUM ANNUAL                               0.75% DISTRIBUTION  0.75% DISTRIBUTION
  DISTRIBUTION AND         0.25% DISTRIBUTION   (12B-1) FEE AND     (12B-1) FEE AND
  SHAREHOLDER SERVICING     (12B-1)/SERVICE          0.25%               0.25%
  FEES                            FEE             SERVICE FEE         SERVICE FEE



  CONVERSION FEATURE              NONE                YES                 NONE

(1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR A
   SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

(2)This charge decreases over time. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR B SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

(3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT INVESTOR C SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

The share class you choose will depend on how much you're investing, how long you're planning to stay invested, and how you prefer to pay the sales charge.

The total cost of your investment over the time you expect to hold your shares will be affected by the distribution (12b-1) and shareholder servicing fees, as well as by the amount of any front-end sales charge or contingent deferred sales charge (CDSC) that applies, and when you're required to pay the charge. You should think about these things carefully before you invest.

Investor A Shares have a front-end sales charge, which is deducted when you buy your shares. This means that a smaller amount is invested in the Portfolio, unless you qualify for a waiver or reduction of the sales charge. However, Investor A Shares have lower ongoing distribution (12b-1) and/or shareholder servicing fees than Investor B and Investor C Shares. This means that Investor A Shares can be expected to pay relatively higher dividends per share.

Investor B Shares have limits on how much you can invest. When you buy Investor B or Investor C Shares, the full amount is invested in the Portfolio. However, you may pay a CDSC when you sell your shares. Over time, Investor B and Investor C Shares can incur distribution (12b-1) and shareholder servicing fees that are equal to or more than the front-end sales charge, and the distribution (12b-1) and shareholder servicing fees you would pay for Investor A Shares. Although the full amount of your purchase is invested in the Portfolio, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Investor B and Investor C Shares. You should also consider the conversion feature for Investor B Shares, which is described in ABOUT INVESTOR B SHARES.

--------------------------------------------------------------------------------

THE OFFERING PRICE PER SHARE IS THE NET ASSET VALUE PER SHARE PLUS ANY SALES CHARGE THAT APPLIES.

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY THE PORTFOLIO EVERY BUSINESS DAY.
--------------------------------------------------------------------------------



(ABOUT INVESTOR A  ABOUT INVESTOR A SHARES
  SHARES GRAPHIC)

      There is no limit to the amount you can invest in Investor A Shares. You generally will pay a front-end sales charge when you buy your shares, or in some cases, a CDSC when you sell your shares.

      FRONT-END SALES CHARGE

      You'll pay a front-end sales charge when you buy Investor A Shares, unless:

        - you qualify for a waiver of the sales charge. You can find out if you qualify for a waiver in the section WHEN YOU MIGHT NOT HAVE TO PAY A SALES CHARGE -- FRONT END SALES CHARGES

        - you're reinvesting distributions

      The sales charge you'll pay depends on the amount you're investing -- generally, the larger the investment, the smaller the percentage sales charge.

                                                                        AMOUNT RETAINED
                                     SALES CHARGE     SALES CHARGE     BY SELLING AGENTS
                                    AS A % OF THE     AS A % OF THE      AS A % OF THE
                                    OFFERING PRICE   NET ASSET VALUE    OFFERING PRICE
         AMOUNT YOU BOUGHT            PER SHARE         PER SHARE          PER SHARE
         $0 -- $99,999                  3.25%             3.36%              3.00%



         $100,000 -- $249,999           2.50%             2.56%              2.25%



         $250,000 -- $499,999           2.00%             2.04%              1.75%



         $500,000 -- $999,999           1.50%             1.53%              1.25%



         $1,000,000 OR MORE             0.00%             0.00%              1.00%(1)

      (1)1.00% on the first $3,000,000, 0.50% on the next $47,000,000, 0.25% on amounts over $50,000,000. BACAP Distributors pays the amount retained by selling agents on investments of $1,000,000 or more, but may be reimbursed when a CDSC is deducted if the shares are sold within eighteen months from the time they were bought. Please see HOW SELLING AND SERVICING AGENTS ARE PAID for more information.

      CONTINGENT DEFERRED SALES CHARGE

      If you own or buy $1,000,000 or more of Investor A Shares, there is one situation when you'll pay a CDSC:

        - If you sell your shares within 18 months of buying them, you'll pay a CDSC of 1.00%.

      The CDSC is calculated from the day your purchase is accepted (the trade date). We deduct the CDSC from the net asset value or purchase price of the shares, whichever is lower.

      You won't pay a CDSC on any increase in net asset value since you bought your shares, or on any shares you receive from reinvested distributions. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.


(About Investor B  ABOUT INVESTOR B SHARES
  Shares GRAPHIC)

      You can buy up to $250,000 of Investor B Shares. You don't pay a sales charge when you buy Investor B Shares, but you may have to pay a CDSC when you sell them.

      CONTINGENT DEFERRED SALES CHARGE

      You'll pay a CDSC when you sell your Investor B Shares, unless:

        - you bought the shares before August 1, 1997

        - you received the shares from reinvested distributions

        - you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver in the section WHEN YOU MIGHT NOT HAVE TO PAY A SALES CHARGE -- CONTINGENT DEFERRED SALES CHARGES

      The CDSC you pay depends on when you bought your shares, how much you bought in some cases, and how long you held them.

         IF YOU SELL YOUR SHARES
         DURING THE FOLLOWING YEAR:                               YOU'LL PAY A CDSC OF:
         ----------------------------------------------------------------------------------------
                                                          SHARES YOU    SHARES YOU BOUGHT BETWEEN
                                                         BOUGHT AFTER    8/1/1997 AND 11/15/1998
                                                          11/15/1998    IN THE FOLLOWING AMOUNTS:
                                                         ------------   -------------------------
                                                                          $0 -        $500,000 -
                                                                        $499,999       $999,999
         THE FIRST YEAR YOU OWN THEM                         3.0%          3.0%          2.0%



         THE SECOND YEAR YOU OWN THEM                        3.0%          2.0%          1.0%



         THE THIRD YEAR YOU OWN THEM                         2.0%          1.0%          NONE



         THE FOURTH YEAR YOU OWN THEM                        1.0%          NONE          NONE



         THE FIFTH YEAR YOU OWN THEM                         NONE          NONE          NONE



         THE SIXTH YEAR YOU OWN THEM                         NONE          NONE          NONE



         AFTER SIX YEARS OF OWNING THEM                      NONE          NONE          NONE

      The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the net asset value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

      Your selling agent receives compensation when you buy Investor B Shares. Please see HOW SELLING AND SERVICING AGENTS ARE PAID for more information.

      ABOUT THE CONVERSION FEATURE

      Investor B Shares generally convert automatically to Investor A Shares according to the following schedule:

                                                       WILL CONVERT TO INVESTOR A SHARES
         INVESTOR B SHARES YOU BOUGHT                     AFTER YOU'VE OWNED THEM FOR
         AFTER NOVEMBER 15, 1998                                  EIGHT YEARS



         BETWEEN AUGUST 1, 1997 AND NOVEMBER 15, 1998
           $0 -- $249,000                                         NINE YEARS
           $250,000 -- $499,999                                    SIX YEARS
           $500,000 -- $999,999                                   FIVE YEARS



         BEFORE AUGUST 1, 1997                                    NINE YEARS

      The conversion feature allows you to benefit from the lower operating costs of Investor A Shares, which can help increase total returns.

      Here's how the conversion works:

        - We won't convert your shares if you tell your investment professional, selling agent or the transfer agent within 90 days before the conversion date that you don't want your shares to be converted. Remember, it's in your best interest to convert your shares because Investor A Shares have lower expenses.

        - Shares are converted at the end of the month in which they become eligible for conversion. Any shares you received from reinvested distributions on these shares will convert to Investor A Shares at the same time.

        - You'll receive the same dollar value of Investor A Shares as the Investor B Shares that were converted. No sales charge or other charges apply.

        - Investor B Shares that you received from an exchange of Investor B Shares of another Nations Fund will convert based on the day you bought the original shares. Your conversion date may be later if you exchanged to or from a Nations Money Market Fund.

        - Conversions are free from federal tax.


(About Investor C  ABOUT INVESTOR C SHARES
  Shares GRAPHIC)

      There is no limit to the amount you can invest in Investor C Shares. You don't pay a sales charge when you buy Investor C Shares, but you may pay a CDSC when you sell them.

      CONTINGENT DEFERRED SALES CHARGE

      You'll pay a CDSC of 1.00% when you sell Investor C Shares within one year of buying them, unless:

        - you received the shares from reinvested distributions

        - you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver in the section WHEN YOU MIGHT NOT HAVE TO PAY A SALES CHARGE -- CONTINGENT DEFERRED SALES CHARGES

      The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the net asset value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

      Your selling agent receives compensation when you buy Investor C Shares. Please see HOW SELLING AND SERVICING AGENTS ARE PAID for more information.

--------------------------------------------------------------------------------

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL FOR MORE INFORMATION ABOUT REDUCTIONS AND WAIVERS OF SALES CHARGES.

YOU SHOULD TELL YOUR INVESTMENT PROFESSIONAL THAT YOU MAY QUALIFY FOR A REDUCTION OR A WAIVER BEFORE BUYING SHARES.

WE CAN CHANGE OR CANCEL THESE TERMS AT ANY TIME. ANY CHANGE OR CANCELLATION APPLIES ONLY TO FUTURE PURCHASES.

--------------------------------------------------------------------------------


      WHEN YOU MIGHT NOT HAVE TO PAY A SALES CHARGE


      FRONT-END SALES CHARGES

      (Investor A Shares)

      There are three ways you can lower the front-end sales charge you pay on Investor A Shares:

        - COMBINE PURCHASES YOU'VE ALREADY MADE
            Rights of accumulation allow you to combine the value of Investor A, Investor B and Investor C Shares you already own with Investor A Shares you're buying to calculate the sales charge. The sales charge is based on the total value of the shares you already own, or the original purchase cost, whichever is higher, plus the value of the shares you're buying. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Money Market Funds, don't qualify for rights of accumulation.

        - COMBINE PURCHASES YOU PLAN TO MAKE
            By signing a letter of intent, you can combine the value of shares you already own with the value of shares you plan to buy over a 13-month period to calculate the sales charge.

            - You can choose to start the 13-month period up to 90 days before you sign the letter of intent.

            - Each purchase you make will receive the sales charge that applies to the total amount you plan to buy.

            - If you don't buy as much as you planned within the period, you must pay the difference between the charges you've paid and the charges that actually apply to the shares you've bought.

            - Your first purchase must be at least 5% of the minimum amount for the sales charge level that applies to the total amount you plan to buy.

            - If the purchase you've made later qualifies for a reduced sales charge through the 90-day backdating provisions, we'll make an adjustment for the lower charge when the letter of intent expires. Any adjustment will be used to buy additional shares at the reduced sales charge.

        - COMBINE PURCHASES WITH FAMILY MEMBERS
            You can receive a quantity discount by combining purchases of Investor A Shares that you, your spouse and children under age 21 make on the same day. Some distributions or payments from the dissolution of certain qualified plans also qualify for the quantity discount. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Money Market Funds, don't qualify.

      The following investors can buy Investor A Shares without paying a front-end sales charge:

        - full-time employees and retired employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries and the immediate families of these people

        - banks, trust companies and thrift institutions, acting as fiduciaries

        - individuals receiving a distribution from a Bank of America trust or other fiduciary account may use the proceeds of that distribution to buy Investor A Shares without paying a front-end sales charge, as long as the proceeds are invested in the Portfolio within 90 days of the date of distribution

        - Nations Funds' Trustees, Directors and employees of its investment sub-advisers

        - registered broker/dealers that have entered into a Nations Funds dealer agreement with BACAP Distributors may buy Investor A Shares without paying a front-end sales charge for their investment account only

        - registered personnel and employees of these broker/dealers and their family members may buy Investor A Shares without paying a front-end sales charge according to the internal policies and procedures of the employing broker/dealer as long as these purchases are made for their own investment purposes

        - employees or partners of any service provider to the Portfolio

        - investors who buy through accounts established with certain fee-based investment advisers or financial planners, wrap fee accounts and other managed agency/asset allocation accounts

        - shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at net asset value

      The following plans can buy Investor A Shares without paying a front-end sales charge:

        - pension, profit-sharing or other employee benefit plans established under Section 401 or Section 457 of the Internal Revenue Code of 1986, as amended (the tax code)

        - employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under
          Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must:

            - have at least $500,000 invested in Investor A Shares of Nations
              Funds (except Money Market Funds), or

            - sign a letter of intent to buy at least $500,000 of Investor A
              Shares of Nations Funds (except Money Market Funds), or

            - be an employer-sponsored plan with at least 100 eligible participants, or

            - be a participant in an alliance program that has signed an agreement with the Portfolio or a selling agent

        - certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors

      You can also buy Investor A Shares without paying a sales charge if you buy the shares within 120 days of selling the same Portfolio. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. PFPC, BACAP

      Distributors or their agents must receive your written request within 120 days after you sell your shares.

      CONTINGENT DEFERRED SALES CHARGES
      (Investor A, Investor B and Investor C Shares)

      You won't pay a CDSC on the following transactions:

        - shares sold by intermediaries that are part of the Nations Funds selling group where the intermediary has entered into an agreement with Nations Funds not to receive (or to return if received) all or any applicable portion of an up-front commission

        - shares sold following the death or disability (as defined in the tax code) of a shareholder, including a registered joint owner

        - shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors

        - shares sold by certain pension, profit-sharing or other employee benefit plans established under Section 401 or Section 457 of the tax code

        - shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must:

            - have at least $500,000 invested in Investor A, Investor B or
              Investor C Shares of Nations Funds, or

            - sign a letter of intent to buy at least $500,000 of Investor A,
              Investor B or Investor C Shares of Nations Funds, or

            - be an employer-sponsored plan with at least 100 eligible participants, or

            - be a participant in an alliance program that has signed an agreement with Nations Funds or its principal underwriter

        - the following retirement plan distributions:

            - lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan)

            - distributions from an IRA or Custodial Account under Section
              403(b)(7) of the tax code, following attainment of age 59 1/2

            - a tax-free return of an excess contribution to an IRA

            - distributions from a qualified retirement plan that aren't subject to the 10% additional federal withdrawal tax under Section 72(t)(2) of the tax code

        - payments made to pay medical expenses which exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks

        - shares sold under our right to liquidate a shareholder's account, including instances where the aggregate net asset value of Investor A, Investor B or Investor C Shares held in the account is less than the minimum account size

        - if you exchange Investor B or Investor C Shares of a Nations Fund that were bought through a Bank of America employee benefit plan for Investor A Shares of a Nations Fund

        - withdrawals made under the Automatic Withdrawal Plan described in BUYING, SELLING AND EXCHANGING SHARES, if the total withdrawals of Investor A, Investor B or Investor C Shares made in a year are less than 12% of the total value of those shares in your account. A CDSC may only apply to Investor A Shares if you bought more than $1,000,000

      You won't pay a CDSC on the sale of Investor B or Investor C Shares if you reinvest any of the proceeds in the same Portfolio within 120 days of the sale. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. PFPC, BACAP Distributors or their agents must receive your written request within 120 days after you sell your shares.

      You won't pay a CDSC on the sale of Investor C Shares sold by a nonprofit organization qualified under Section 501(c)(3) of the tax code in connection with the Banc of America Capital Management Charitable Giving Program.

Buying, selling and exchanging shares
(Buying, selling and exchanging shares GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


You can invest in the Portfolio through your selling agent or directly from Nations Funds.

We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

You should also ask your selling agent about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

The table on the next page summarizes some key information about buying, selling and exchanging shares. You'll find sales charges and other fees that apply to these transactions in CHOOSING A SHARE CLASS.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.321.7854 if you have any questions or you need help placing an order.

                   Ways to buy, sell
                      or exchange        How much you can buy, sell or exchange              Other things to know
                  -------------------    ---------------------------------------    ---------------------------------------
Buying shares     In a lump sum          minimum initial investment:                There is no limit to the amount you can
                                         - $1,000 for regular accounts              invest in Investor A and C Shares. You
                                         - $500 for traditional and Roth IRAs,      can invest up to $250,000 in Investor B
                                         and Coverdell Education Savings            Shares.
                                           Accounts
                                         - $250 for certain fee-based accounts
                                         - no minimum for certain retirement
                                         plan accounts like 401(k) plans and SEP
                                           accounts, but other restrictions
                                           apply
                                         minimum additional investment:
                                         - $100 for all accounts


                  Using our              minimum initial investment:                You can buy shares twice a month,
                  Systematic             - $100                                     monthly or quarterly, using automatic
                  Investment Plan        minimum additional investment:             transfers from your bank account.
                                         - $50


Selling shares    In a lump sum          - you can sell up to $50,000 of your       We'll deduct any CDSC from the amount
                                         shares by telephone, otherwise there       you're selling and send you or your
                                           are no limits to the amount you can      selling agent the balance, usually
                                           sell                                     within three business days of receiving
                                         - other restrictions may apply to          your order.
                                           withdrawals from retirement plan
                                           accounts                                 If you paid for your shares with a
                                                                                    check that wasn't certified, we'll hold
                                                                                    the sale proceeds when you sell those
                                                                                    shares for at least 15 days after the
                                                                                    trade date of the purchase, or until
                                                                                    the check has cleared.


                  Using our Automatic    - minimum $25 per withdrawal               Your account balance must be at least
                  Withdrawal Plan                                                   $10,000 to set up the plan. You can
                                                                                    make withdrawals twice a month,
                                                                                    monthly, quarterly, bi-annually or
                                                                                    annually. We'll send your money by
                                                                                    check or deposit it directly to your
                                                                                    bank account. No CDSC is deducted if
                                                                                    you withdraw 12% or less of the value
                                                                                    of your shares in a class.


Exchanging        In a lump sum          - minimum $1,000 per exchange              You can exchange your Investor A Shares
  shares                                                                            for Investor A Shares of any other
                                                                                    Portfolio or Nations Fund, except Index
                                                                                    Funds. You won't pay a front-end sales
                                                                                    charge, CDSC or redemption fee on the
                                                                                    shares you're exchanging.

                                                                                    You can exchange your Investor B Shares
                                                                                    for Investor B Shares of any other
                                                                                    Portfolio or Nations Fund.

                                                                                    You can exchange your Investor C Shares
                                                                                    for Investor C Shares of any other
                                                                                    Portfolio or Nations Fund.

                                                                                    If you received Investor C Shares of a
                                                                                    Portfolio from an exchange of Investor
                                                                                    A Shares of a Managed Index Fund, you
                                                                                    can also exchange these shares for
                                                                                    Investor A Shares of an Index Fund.

                                                                                    You won't pay a CDSC on the shares
                                                                                    you're exchanging.


                  Using our Automatic    - minimum $25 per exchange                 You must already have an investment in
                  Exchange Feature                                                  the Portfolio or Funds into which you
                                                                                    want to exchange. You can make
                                                                                    exchanges monthly or quarterly.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NYSE, USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of the Portfolio's shares -- or its net asset value per share. We calculate net asset value per share for each class of the Portfolio at the end of each business day. The net asset value per share of the Portfolio is based on the net asset value per share of the Nations Funds the Portfolio invests in.

We calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

VALUING SECURITIES IN AN UNDERLYING FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in a Fund. If prices aren't readily available, or the value of a security has been materially affected by events occurring after a foreign exchange closes, we'll base the price of a security on its fair value. When a Fund uses fair value to price securities it may value those securities higher or lower than another fund that uses market quotations to price the same securities. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by a Fund could change on days when Fund shares may not be bought or sold.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders received by BACAP Distributors, PFPC or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received to your selling agent.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE OFFERING PRICE PER SHARE IS THE NET ASSET VALUE PER SHARE PLUS ANY SALES CHARGE THAT APPLIES.

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY THE PORTFOLIO EVERY BUSINESS DAY.

--------------------------------------------------------------------------------


(BUYING SHARES     BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Investor A Shares at the offering price per share. You buy Investor B and Investor C Shares at net asset value per share.

        - If we don't receive your money within three business days of receiving your order, we'll refuse the order.

        - Selling agents are responsible for sending orders to us and ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Portfolio. We generally don't issue certificates.

      MINIMUM INITIAL INVESTMENT

      The minimum initial amount you can buy is usually $1,000.

      If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:

        - $500 for traditional and Roth individual retirement accounts (IRAs), and Coverdell Education Savings Accounts

        - $250 for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts

        - $100 using our Systematic Investment Plan

        - There is no minimum for 401(k) plans, simplified employee pension plans (SEPs), salary reduction-simplified employee pension plans (SAR-SEPs), Savings Incentives Match Plans for Employees (SIMPLE
          IRAs), salary reduction-IRAs (SAR-IRAs) or other similar kinds of accounts. However, if the value of your account falls below $1,000 for 401(k) plans or $500 for the other plans within one year after you open your account, we may sell your shares. We'll give you 60 days notice in writing if we're going to do this

      MINIMUM ADDITIONAL INVESTMENT

      You can make additional purchases of $100, or $50 if you use our Systematic Investment Plan.

SYSTEMATIC INVESTMENT PLAN
You can make regular purchases of $50 or more using automatic transfers from your bank account to the Portfolios you choose. You can contact your investment professional or us to set up the plan.

Here's how the plan works:

  - You can buy shares twice a month, monthly or quarterly.

  - You can choose to have us transfer your money on or about the 15th or the last day of the month.

  - Some exceptions may apply to employees of Bank of America and its affiliates, and to plans set up before August 1, 1997. For details, please contact your investment professional.

(SELLING SHARES    SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - We'll deduct any CDSC from the amount you're selling and send you the balance.

        - If you're selling your shares through a selling agent, we'll normally send the sale proceeds by Fedwire within three business days after BACAP Distributors, PFPC or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.

--------------------------------------------------------------------------------




 FOR MORE INFORMATION
 ABOUT TELEPHONE ORDERS,
 SEE HOW ORDERS ARE
 PROCESSED.

--------------------------------------------------------------------------------


        - If you're selling your shares directly through us, we'll normally send the sale proceeds by mail or electronic transfer them to your bank account within three business days after the Portfolio receives your order.

        - You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

        - If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

        - Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell your shares.

        - We can delay payment of the sale proceeds for up to seven days.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $500. We'll give you 60 days notice in writing if we're going to do this

        - if your selling agent tells us to sell your shares under arrangements made between the selling agent and you

        - under certain other circumstances allowed under the 1940 Act

AUTOMATIC WITHDRAWAL PLAN
The Automatic Withdrawal Plan lets you withdraw $25 or more twice a month, monthly, quarterly, bi-annually or annually. You can contact your investment professional or us to set up the plan.

Here's how the plan works:

  - Your account balance must be at least $10,000 to set up the plan.

  - If you set up the plan after you've opened your account, your signature must be guaranteed.

  - You can choose to have us transfer your money on or about the 10th or the 25th of the month.

  - You won't pay a CDSC on Investor A, Investor B or Investor C Shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, we'll deduct any CDSC from the withdrawals.

  - We'll send you a check or deposit the money directly to your bank account.

  - You can cancel the plan by giving your selling agent or us 30 days notice in writing.

It's important to remember that if you withdraw more than your investment in the Portfolio is earning, you'll eventually use up your original investment.

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIO OR FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

--------------------------------------------------------------------------------


(EXCHANGING SHARES EXCHANGING SHARES
  GRAPHIC)

      You can sell shares of the Portfolio to buy shares of another Portfolio or Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

      Here's how exchanges work:

        - You must exchange at least $1,000, or $25 if you use our Automatic Exchange Feature.

        - The rules for buying shares of a Portfolio or Fund, including any minimum investment requirements, apply to exchanges into that Portfolio or Fund.

        - You may only make exchanges into a Portfolio or Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Portfolio or Fund that is accepting investments.

        - The interests of a Portfolio's or Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations -- also known as "market timing." The exchange privilege is not intended as a vehicle for market timing. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. When BACAP believes frequent trading would have a disruptive effect on a Portfolio's or Fund's ability to manage its investments, a Portfolio or Fund may reject purchase orders and exchanges into a Portfolio or Fund by any person, group or account that is believed to be a market timer.



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

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.

      EXCHANGING INVESTOR A SHARES

      You can exchange Investor A Shares of the Portfolio for Investor A Shares of any other Nations Lifegoal Portfolio or Nations Fund, except Index Funds.

      Here are some rules for exchanging Investor A Shares:

        - You won't pay a front-end sales charge on the shares of the Portfolio or Fund you're exchanging.

        - You won't pay a CDSC, if applicable, on the shares you're exchanging. Any CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC at that time will be based on the period from when you bought the original shares until when you sold the shares you received from the exchange.

      EXCHANGING INVESTOR B SHARES

      You can exchange Investor B Shares of the Portfolio for Investor B Shares of any other Nations Lifegoal Portfolio or Nations Fund.

      You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

      If you received Investor C Shares of a Nations Money Market Fund through an exchange of Investor B Shares of a Fund before October 1, 1999, a CDSC may apply when you sell your Investor C Shares. The CDSC will be based on the period from when you bought the original shares until you exchanged them.

      EXCHANGING INVESTOR C SHARES

      You can exchange Investor C Shares of the Portfolio for Investor C Shares of any other Nations Lifegoal Portfolio or Nations Fund.

      If you received Investor C Shares of the Portfolio from an exchange of Investor A Shares of a Managed Index Fund, you can also exchange these shares for Investor A Shares of an Index Fund.

      You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.



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

AUTOMATIC EXCHANGE FEATURE
The Automatic Exchange Feature lets you exchange $25 or more of Investor A, Investor B or Investor C Shares every month or every quarter. You can contact your investment professional or us to set up the plan.

Here's how automatic exchanges work:

  - Send your request to PFPC in writing or call 1.800.321.7854.

  - You must already have an investment in the Portfolios or Funds you want to exchange.

  - You can choose to have us transfer your money on or about the 1st or the 15th day of the month.

  - The rules for making exchanges apply to automatic exchanges.



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

How selling and servicing agents are paid
(PERCENT GRAPHIC)

Your selling and servicing agents usually receive compensation based on your investment in the Portfolio. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

COMMISSIONS

Your selling agent may receive an up-front commission (reallowance) when you buy shares of the Portfolio. The amount of this commission depends on which share class you choose:

  - up to 3.25% of the offering price per share of Investor A Shares. The commission is paid from the sales charge we deduct when you buy your shares

  - up to 3.00% of the net asset value per share of Investor B Shares. The commission is not deducted from your purchase -- we pay your selling agent directly

  - up to 1.00% of the net asset value per share of Investor C Shares. The commission is not deducted from your purchase -- we pay your selling agent directly

If you buy Investor B or Investor C Shares you will be subject to higher distribution (12b-1) and shareholder servicing fees and may be subject to a CDSC when you sell your shares.

--------------------------------------------------------------------------------

THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO SOMETIMES REFERRED TO AS A SELLING AGENT.

THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12B-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12B-1 UNDER THE 1940 ACT.

YOUR SELLING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.

--------------------------------------------------------------------------------


DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES

BACAP Distributors and selling and servicing agents may be compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

The amount of the fee depends on the class of shares you own:

                                 MAXIMUM ANNUAL DISTRIBUTION (12B-1)
                                    AND SHAREHOLDER SERVICING FEES
                             (AS AN ANNUAL % OF AVERAGE DAILY NET ASSETS)
  INVESTOR A SHARES  0.25% COMBINED DISTRIBUTION (12B-1) AND SHAREHOLDER
                     SERVICING FEE



  INVESTOR B SHARES  0.75% DISTRIBUTION (12B-1) FEE, 0.25% SHAREHOLDER SERVICING
                     FEE



  INVESTOR C SHARES  0.75% DISTRIBUTION (12B-1) FEE, 0.25% SHAREHOLDER SERVICING
                     FEE

Fees are calculated daily and paid monthly. Because these fees are paid out of the Portfolio's assets on an ongoing basis they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.

The Portfolio pays these fees to BACAP Distributors and/or to eligible selling and servicing agents and financial institutions, including BACAP or other affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.



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

OTHER COMPENSATION

Selling and servicing agents may also receive:

  - a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Portfolio

  - additional amounts on all sales of shares:

      - up to 1.00% of the offering price per share of Investor A Shares

      - up to 1.00% of the net asset value per share of Investor B Shares

      - up to 1.00% of the net asset value per share of Investor C Shares

  - non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

This compensation, which is not paid by the Portfolio, is discretionary and may be available only to selected selling and servicing agents. For example, BACAP Distributors sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BACAP Distributors and BACAP, and certain other selling or servicing agents. Selected selling and servicing agents also may receive compensation for opening a minimum number of accounts.

BACAP and BACAP Distributors may pay amounts from their own assets to selling or servicing agents of the Funds for services they provide.



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

Distributions and taxes
(DISTRIBUTION AND TAXES GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF THE PORTFOLIO -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------

ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Portfolio intends to pay out a sufficient amount of its income and capital gain to its shareholders so the Portfolio won't have to pay any federal income tax. When the Portfolio makes this kind of a payment, it's split among all shares, and is called a distribution.

The Portfolio normally declares and pays distributions of net investment income quarterly, and distributes any net realized capital gain at least once a year. The Portfolio may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is based on the number of shares you hold on the record date, which is usually the day the distribution is paid (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of the Portfolio usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

We'll automatically reinvest distributions in additional shares of the Portfolio unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover or by calling us at 1.800.321.7854.

We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll normally pay any distribution that applies to those shares in cash within five business days after the sale was made.

If you buy Portfolio shares shortly before the Portfolio makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Portfolio that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Portfolio sells those securities and distributes the gain. This distribution is also subject to tax. The Portfolio has the potential to build up, high levels of unrealized capital gain.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE PORTFOLIO. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISOR ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Distributions of the Portfolio's ordinary income and net short-term capital gain generally are taxable to you as ordinary income. A portion of such distributions to corporate shareholders may qualify for the dividends-received deduction.

Distributions that come from net long-term capital gain generally are taxable to you as long-term capital gain.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Portfolio. We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to distributions.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest the Portfolio earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

TAXATION OF REDEMPTIONS AND EXCHANGES

Your redemptions (including redemptions paid in securities) and exchanges of Portfolio shares will usually result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss may be long-term capital gain or loss if you have held such Portfolio shares for more than one year at the time of redemption or exchange. In certain circumstances, capital losses may be disallowed.

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO NATIONS FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

Terms used in this prospectus
(BOOK GRAPHIC)

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their current market value.

ASSET-BACKED SECURITY -- a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

CASH EQUIVALENTS -- short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investors Service, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).

COLLATERALIZED MORTGAGE OBLIGATION (CMO) -- a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

CONVERTIBLE DEBT -- a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

CONVERTIBLE SECURITY -- a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

CROSSING NETWORKS -- an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.

DEBT SECURITY -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

DEPOSITARY RECEIPTS -- evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

DERIVATIVES -- A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity- and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

DIVERSIFIED -- A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

DIVIDEND YIELD -- rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

DURATION -- a security's or portfolio's sensitivity to changes in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

EQUITY SECURITY -- an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the Fund's portfolio management team to be of comparable quality, or is a money market fund or a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

FOREIGN SECURITY -- a debt or equity security determined by a Fund's portfolio management team to be foreign based on an issuer's domicile, its principal place of business, the source of its revenues or other factors.

FORWARD FOREIGN CURRENCY CONTRACTS -- a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.
FORWARD PURCHASE AGREEMENT -- a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

FUNDAMENTAL ANALYSIS -- a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

FUTURES CONTRACT -- a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as S&P or Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.

HIGH YIELD DEBT SECURITY -- debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

INTEREST RATE SWAP -- an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

INVESTMENT GRADE -- a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

LEHMAN AGGREGATE BOND INDEX -- an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indices include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LEHMAN GOVERNMENT/CORPORATE BOND INDEX -- an unmanaged index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MERRILL LYNCH 1-3 YEAR TREASURY INDEX -- an unmanaged index of U.S. Treasury bonds with maturities of 1 to 3 years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

MONEY MARKET INSTRUMENT -- a short-term, high quality debt security. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

MORTGAGE-BACKED SECURITY OR MORTGAGE-RELATED SECURITY -- a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's.

OPTIONS -- An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

OVER-THE-COUNTER MARKET -- a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

PREFERRED STOCK -- a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

PRE-REFUNDED BOND -- a bond that is repaid before its maturity date. The repayment is generally financed by a new issue. Issuers generally pre-refund bonds during periods of lower interest rates to reduce their interest costs.

PRICE-TO-EARNINGS RATIO (P/E RATIO) -- the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

PRIVATE PLACEMENT -- a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

QUANTITATIVE ANALYSIS -- an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.



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

REAL ESTATE INVESTMENT TRUST (REIT) -- a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

RIGHT -- a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

S&P 500(1) -- Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of 500 widely held common stocks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SENIOR SECURITY -- a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

TOTAL RETURN SWAP -- an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. TREASURY OBLIGATION -- a debt security issued by the U.S. Treasury.

WARRANT -- a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

ZERO-COUPON BOND -- a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

(1)S&P has not reviewed any stock included in the S&P 500 for its investment merit. S&P determines and calculates its index independently of the Portfolios and is not a sponsor or affiliate of the Portfolios. S&P gives no information and makes no statements about the suitability of investing in the Portfolios or the ability of its index to track stock market performance. S&P makes no guarantees about the index, any data included in it and the suitability of the index or its data for any purpose. "Standard and Poor's" and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.

Where to find more information
(QUESTION MARK GRAPHIC)

You'll find more information about Nations LifeGoal Income Portfolio in the following documents:

      ANNUAL AND SEMI-ANNUAL REPORTS

      The annual and semi-annual reports when they becomes available, contain information about Portfolio investments and performance, the financial statements and the independent accountants' reports. The annual report also will include a discussion about the market conditions and investment strategies that had a significant effect on the Portfolio's performance during the period covered.

(SAI GRAPHIC)      STATEMENT OF ADDITIONAL INFORMATION
                   The SAI contains additional information about the Portfolio and its policies.
                   The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

      You can obtain a free copy of these documents, request other information about the Portfolio and make shareholder inquiries by contacting Nations
      Funds:

      By telephone: 1.800.321.7854

      By mail:
      NATIONS FUNDS
      C/O BACAP DISTRIBUTORS, LLC
      ONE BANK OF AMERICA PLAZA
      33RD FLOOR
      CHARLOTTE, NC 28255

      On the Internet: WWW.NATIONSFUNDS.COM

      Information about the Portfolio can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Portfolios are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

SEC file number:
Nations Funds Trust, 811-09645
LGINCPROIX-0903


                                                            (NATIONS FUNDS LOGO)

       Nations LifeGoal Income Portfolio
       -------------------------------------------------------------------------
       Prospectus -- Primary A Shares
       September    , 2003

(NATIONS FUNDS LOGO)


NATIONS LIFEGOAL
INCOME PORTFOLIO

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  -----------------------------------
                           NOT FDIC INSURED
                  -----------------------------------
                            MAY LOSE VALUE
                  -----------------------------------
                           NO BANK GUARANTEE
                  -----------------------------------

AN OVERVIEW OF THE PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS OR NATIONS FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 26.

YOUR INVESTMENT IN THE PORTFOLIO IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE PORTFOLIO AND THE UNDERLYING FUNDS.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about Nations LifeGoal Income Portfolio. Please read it carefully because it contains information that's designed to help you make informed investment decisions.

The Portfolio invests in a mix of Nations Funds Money Market, Government & Corporate Bond, Stock Funds, Fixed Income Sector Portfolios and other individual securities like money market instruments, bonds and equities using an asset allocation approach.

ABOUT ASSET ALLOCATION

Asset allocation is the process of creating a diversified portfolio by investing in different asset classes -- for example, money market instruments, fixed income securities and equity securities -- in varying proportions.

The mix of asset classes and how much is invested in each may be the most important factor in how the Portfolio performs and the amount of risk involved. Each asset class, and market segments within a class, like high yield and investment grade bonds, have different return and risk characteristics, and react in different ways to changes in the economy. An investment approach that combines asset classes and market segments may help to reduce overall Portfolio volatility.

ABOUT THE PORTFOLIO

The Portfolio has an asset allocation strategy that gives it distinctive risk/return characteristics. The performance of the Portfolio depends on many factors, including its allocation strategy and the performance of the Nations Funds and other securities it invests in. In general, the more the Portfolio allocates to Government & Corporate Bond Funds and bonds, the greater the potential return and the greater the risk of a decline in share price. The more the Portfolio allocates to Money Market Funds and money market instruments, the greater the potential for price stability and the lower the potential return. There's always a risk, however, that you'll lose money or you may not earn as much as you expect.

The Portfolio focuses on current income. It normally allocates a majority of its assets to Funds which invest in fixed income securities, but may also allocate some assets to Funds that invest in equities, money market instruments and individual securities.

IS LIFEGOAL RIGHT FOR YOU?

When you're choosing a mutual fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

Nations LifeGoal Income Portfolio may be suitable for you if:

  - you have longer-term investment goals

  - it is part of a balanced portfolio

  - you're looking for a regular stream of income

It may not be suitable for you if:

  - you're not prepared to accept or are unable to bear the risks associated with equity and fixed income securities

  - you have short-term investment goals

You'll find a discussion of the Portfolio's principal investments, strategies and risks in the Portfolio description that starts on page 5.

FOR MORE INFORMATION

If you have any questions about the Portfolio, please call us at 1.800.321.7854 or contact your investment professional.

You'll find more information about the Portfolio in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Portfolio's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Portfolio
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

BANC OF AMERICA CAPITAL MANAGEMENT, LLC

BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP) IS THE INVESTMENT ADVISER TO THE PORTFOLIO. BACAP IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF THE PORTFOLIO.




 YOU'LL FIND MORE ABOUT BACAP STARTING ON PAGE 18.

--------------------------------------------------------------------------------


NATIONS LIFEGOAL INCOME PORTFOLIO                                5
------------------------------------------------------------------
ABOUT THE NATIONS FUNDS                                         11
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     16
------------------------------------------------------------------
HOW THE PORTFOLIO IS MANAGED                                    18

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         21
  Distributions and taxes                                       24
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   26
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

NATIONS LIFEGOAL INCOME PORTFOLIO

--------------------------------------------------------------------------------

ABOUT THE ADVISER

BACAP IS THIS PORTFOLIO'S ADVISER. BACAP'S INVESTMENT STRATEGIES TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE PORTFOLIO.




 YOU'LL FIND MORE ABOUT BACAP ON PAGE 18.

ABOUT THE UNDERLYING NATIONS FUNDS

YOU'LL FIND MORE INFORMATION ABOUT THE FUNDS IN WHICH THE PORTFOLIO INVESTS, INCLUDING THEIR OBJECTIVES AND STRATEGIES, IN ABOUT THE NATIONS FUNDS AND IN THE SAI.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Portfolio seeks current income through investments primarily in fixed income and income-oriented equity securities consistent with moderate fluctuation of principal.

(COMPASS GRAPHIC)  INVESTMENT STRATEGIES
                   The Portfolio normally invests a majority of its assets in Primary A Shares of
                   Nations Funds Government & Corporate Bond Funds, but may also invest in Nations
                   Funds Stock and Money Market Funds, Fixed Income Sector Portfolios advised by
                   BACAP and individual securities.

The team uses asset allocation as its principal investment approach. It:

  - allocates assets among Fund and individual security categories, within the target allocations set for the Portfolio. It bases its allocations on the Portfolio's investment objective, historical returns for each asset class and on its outlook for the economy

  - chooses Funds and individual securities within each category and the amount it will allocate to each, looking at each Fund's historical returns, as well as the expected performance of the mix of Funds

  - reviews the allocations to Funds and individual securities on an ongoing basis, and may change these allocations when it believes it's appropriate to do so

The actual amount invested in each Fund (or individual security) or category of Funds (or category of individual securities) may vary from the allocations set by the team, depending on how the Funds or individual securities perform, and for other reasons. The team may use various strategies to try to manage how much the actual amount varies, and for how long. For example:

  - if there are more assets in a Fund or individual security category than in the target allocation, the team may allocate money coming into the Portfolio to the other Fund or individual security categories

  - if there are fewer assets in a Fund or individual security category than in the target allocation, it may allocate money coming into the Portfolio to that Fund or security category

The Portfolio normally sells securities or a proportionate amount of the shares it owns in each Nations Fund to meet its redemption requests.

In addition to the individual securities identified on p. 6, the Portfolio may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Portfolio may use futures, interest rate swaps, total return swaps, options and other derivative instruments, to seek to enhance return, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying asset. The Portfolio may invest in private placements to seek to enhance its yield.

The Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

  NATIONS LIFEGOAL INCOME PORTFOLIO
  CAN INVEST IN THE FOLLOWING NATIONS FUNDS OR INDIVIDUAL  TARGET ALLOCATION FOR EACH
  SECURITIES                                                     FUND CATEGORY:



  GOVERNMENT & CORPORATE BOND FUNDS                                 50-100%
    NATIONS SHORT-TERM INCOME FUND
    NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND
    NATIONS GOVERNMENT SECURITIES FUND
    NATIONS INTERMEDIATE BOND FUND
    NATIONS BOND FUND
    NATIONS STRATEGIC INCOME FUND
    CORPORATE BOND PORTFOLIO
    MORTGAGE- & ASSET-BACKED PORTFOLIO



  HIGH YIELD BOND FUNDS                                               0-35%
    NATIONS HIGH YIELD BOND FUND
    HIGH INCOME PORTFOLIO



  MONEY MARKET FUND                                                   0-35%
    NATIONS CASH RESERVES



  CONVERTIBLE SECURITIES FUND                                         0-20%
    NATIONS CONVERTIBLE SECURITIES FUND



  STOCK FUNDS                                                         0-20%
    NATIONS VALUE FUND
    NATIONS MIDCAP VALUE FUND
    NATIONS SMALLCAP VALUE FUND



  INDIVIDUAL SECURITIES*                                             0-100%

*INDIVIDUAL SECURITIES INCLUDE THE FOLLOWING CATEGORIES: MONEY MARKET
 INSTRUMENTS, INVESTMENT GRADE BONDS AND NOTES, MORTGAGE-BACKED AND ASSET-BACKED SECURITIES, HIGH YIELD DEBT SECURITIES, INTERNATIONAL BONDS, INCOME-ORIENTED EQUITIES, CONVERTIBLE SECURITIES AND REAL ESTATE INVESTMENT TRUSTS (OR REITS).

The team will invest a minimum of 50% of the Portfolio's investable assets in investment grade fixed income securities (either through an underlying Nations Fund or through individual securities). The team will invest no more than 30% of the Portfolio's investable assets in a combination of equity securities and REITs.

--------------------------------------------------------------------------------

YOU'LL FIND DETAILED INFORMATION ABOUT EACH FUND'S INVESTMENT STRATEGIES AND RISKS IN ITS PROSPECTUS, AND IN ITS SAI. PLEASE CALL US AT 1.800.321.7854 FOR A COPY.




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THE PORTFOLIO IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Nations LifeGoal Income Portfolio has the following risks:

      - INVESTMENT STRATEGY RISK -- The team uses an asset allocation strategy to try to achieve current income. There is a risk that the mix of investments will not produce the returns they expect, or that the Portfolio will fall in value. There is also the risk that the Funds or individual securities the Portfolio invests in will not produce the returns the team expects, or will fall in value.

      - INTEREST RATE RISK -- The Portfolio may allocate assets to fixed income securities or to Funds that may invest in fixed income securities. The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      - CREDIT RISK -- The Portfolio may allocate assets to fixed income securities or to Funds that may invest in fixed income securities, which could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but generally is not a factor for U.S. government obligations. The Portfolio may allocate assets to non-investment grade securities or to Funds that typically invest in securities that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      - DERIVATIVES RISK -- The Portfolio may allocate assets to derivatives or to Funds that use derivative instruments. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Portfolio's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Portfolio. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      - CONVERTIBLE SECURITIES RISK -- The Portfolio may allocate assets to convertible securities or to Funds that invest in convertible securities. The issuer of a convertible security may have the option to redeem it at a specified price. If a convertible security is redeemed, the underlying Fund may accept the redemption, convert the convertible security to common stock, or sell the convertible security to a third party. Any of these transactions could affect the underlying Fund's ability to meet its objective.

      - REBALANCING POLICY -- The actual amount in each Fund (or security) or category of Funds (or category of security) may vary from the allocations set by the team. This could continue for some time.

      - STOCK MARKET RISK -- The Portfolio may allocate assets to income-oriented equities or to Funds that invest in income-oriented equities. The value of the stocks a Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - FOREIGN INVESTMENT RISK -- The Portfolio may allocate assets to foreign securities or to Funds that invest in foreign securities. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including withholding taxes, may also apply to some foreign investments. Funds that invest in securities of companies in emerging markets have high growth potential, but can be more volatile than securities in more developed markets.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES YOU PAY DIRECTLY, AND ANNUAL PORTFOLIO OPERATING EXPENSES THAT ARE DEDUCTED FROM THE PORTFOLIO'S ASSETS AND FROM THE ASSETS OF THE NATIONS FUNDS THE PORTFOLIO INVESTS IN.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE PORTFOLIO'S PERFORMANCE
  GRAPHIC)         Because the Portfolio has not been in operation for a full calendar year, no performance information is included in the prospectus.
(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE PORTFOLIO
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

         SHAREHOLDER FEES                                              Primary A
         (Fees paid directly from your investment)                       Shares
         Maximum sales charge (load) imposed on purchases, as a % of
         offering price                                                   none



         Maximum deferred sales charge (load) as a % of the lower of
         the original purchase price or net asset value                   none



         ANNUAL PORTFOLIO OPERATING EXPENSES
         (Expenses that are deducted from the Portfolio's assets)



         Management fees(1)                                              [    ]%



         Distribution (12b-1) and shareholder servicing fees             [    ]%



         Other expenses(2)                                               [    ]%
                                                                          ------



         Total annual Portfolio operating expenses                       [    ]%
                                                                          ======

      (1)Actual management fees will be charged to the Fund based on a weighted average of the underlying assets of the Fund. No management fee will be charged on assets invested in Primary A Shares of Nations Funds Government Bond, Corporate Bond, Stock and Money Market Funds. Management fees on assets invested in the Corporate Bond, the Mortgage and Asset Backed Securities and the High Income Portfolios of the BACAP Fixed Income Select Portfolios will be charged at rates of 0.40%, 0.40% and 0.50%, respectively. Management fees on assets invested in individual securities will be charged at rates of 0.50%, less a 0.10% waiver.

      (2)Other expenses are based on estimates for the current fiscal year.

      INDIRECT EXPENSES

      The Portfolio's annual operating expenses include a portion of the annual operating expenses of the Nations Funds in which the Portfolio invests. This portion is estimated to be between 0.[00]% and 0.[93]% (expressed as a weighted average, including any fee waiver and/or reimbursement commitments that will expire July 31, 2004), and is based on:

        - the amount the Portfolio expects to invest in each Fund, based on the target allocation

        - each Fund's annualized expense ratio for the period ended March 31, 2003, adjusted as necessary to reflect current service provider fees

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE PORTFOLIO'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in this Portfolio with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Primary A Shares of the Portfolio for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Portfolio

        - your investment has a 5% return each year

        - the Portfolio's operating expenses remain the same as shown in the table above

        - the Portfolio's indirect expenses remain at the average of the range shown above for the 1 year example, excluding any fee waivers and/or reimbursements for the 3 year example

      Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                  1 YEAR   3 YEARS
         PRIMARY A SHARES                                         $[    ]   $[    ]

About the Nations Funds

The table starting on the next page is a brief overview of the objectives and principal investments of the Nations Funds in which the Nations LifeGoal Income Portfolio may invest. The Portfolio may invest in a different mix of Nations Funds. You'll find the mix of Nations Funds and target allocations for the Portfolio starting on page 6.

The team can substitute or add other Funds to this table at any time, including Funds introduced after the date of this prospectus.

FOR MORE INFORMATION

You'll find more detailed information about each Fund's investment strategies and risks in its prospectus and in its SAI. Please call us at 1.800.321.7854 for copies.

                                      The Fund's/Portfolio's investment objective    What the Fund/Portfolio normally invests in
                                      -------------------------------------------    -------------------------------------------
GOVERNMENT & CORPORATE BOND FUNDS
Nations Short-Term Income Fund        High current income consistent with minimal    - at least 80% of its assets in income-
                                      fluctuations of principal.                       producing securities
                                                                                     - at least 65% of its total assets in
                                                                                     investment grade fixed income securities.
                                                                                       The team may choose unrated securities if
                                                                                       it believes they are of comparable
                                                                                       quality to investment grade securities at
                                                                                       the time of investment
                                                                                     - corporate debt securities, including
                                                                                     bonds, notes and debentures,
                                                                                       mortgage-related securities issued by
                                                                                       governments, their agencies,
                                                                                       instrumentalities or corporations,
                                                                                       asset-backed securities or U.S.
                                                                                       government obligations

Nations Short-Intermediate            High current income consistent with modest     - at least 80% of its assets in U.S.
Government Fund                       fluctuation of principal.                      government obligations and repurchase
                                                                                       agreements secured by those securities.
                                                                                       It may invest in mortgage-related
                                                                                       securities issued or backed by the U.S.
                                                                                       government, its agencies or
                                                                                       instrumentalities, or corporations

Nations Government Securities Fund    High current income consistent with            - at least 80% of its assets in U.S.
                                      moderate fluctuation of principal.             government obligations and repurchase
                                                                                       agreements secured by those securities

Nations Intermediate Bond Fund        Obtain interest income and capital             Nations Intermediate Bond Master Portfolio.
                                      appreciation.                                  The Master Portfolio invests:
                                                                                     - at least 80% of its assets in bonds. The
                                                                                       Master Portfolio normally invests at
                                                                                       least 65% of its assets in intermediate
                                                                                       and longer-term fixed income securities
                                                                                       that are rated investment grade. The
                                                                                       Master Portfolio can invest up to 35% of
                                                                                       its assets in mortgage-backed securities,
                                                                                       including collateralized mortgage
                                                                                       obligations (CMOs), that are backed by
                                                                                       the U.S. government, its agencies or
                                                                                       instrumentalities, or corporations

Nations Bond Fund                     Total return by investing in investment        - at least 80% of its assets in bonds
                                      grade fixed income securities.                 - at least 65% of its assets in investment
                                                                                     grade fixed income securities. The
                                                                                       portfolio management team may choose
                                                                                       unrated securities if it believes they
                                                                                       are of comparable quality to investment
                                                                                       grade securities at the time of
                                                                                       investment
                                                                                     - corporate debt securities, including
                                                                                     bonds, notes and debentures, U.S.
                                                                                       government obligations, foreign debt
                                                                                       securities denominated in U.S. dollars,
                                                                                       mortgage-related securities, asset-backed
                                                                                       securities or municipal securities

                                      The Fund's/Portfolio's investment objective    What the Fund/Portfolio normally invests in
                                      -------------------------------------------    -------------------------------------------

Nations Strategic Income Fund         Total return with an emphasis on current       - at least 80% of its assets in income-
                                      income by investing in a diversified             producing securities. The Fund normally
                                      portfolio of fixed income securities.            invests at least 65% of its assets in
                                                                                       investment grade debt securities. The
                                                                                       Fund may invest in corporate debt
                                                                                       securities; U.S. government obligations;
                                                                                       foreign debt securities denominated in
                                                                                       U.S. dollars or foreign currencies;
                                                                                       mortgage-related securities issued by
                                                                                       governments and non-government issuers;
                                                                                       and asset-backed securities. The Fund may
                                                                                       invest up to 35% of its assets in
                                                                                       lower-quality fixed income securities

Corporate Bond Portfolio              Maximize total return consistent with          - at least 80% of its assets in corporate
                                      investing at least 80% of its assets in a      debt securities (rate BBB or better)
                                      diversified portfolio of corporate bonds.        including foreign debt securities
                                                                                       denominated in U.S. dollars and
                                                                                       asset-backed securities. Normally, the
                                                                                       Portfolio's average dollar-weighted
                                                                                       maturity will be between five and fifteen
                                                                                       years and its duration will be between
                                                                                       four and seven years

Mortgage- & Asset-Backed Portfolio    Maximize total return consistent with          - at least 80% of its assets in
                                      investing at least 80% of its assets in a      mortgage-related securities or other
                                      diversified portfolio of mortgage- and           asset-backed securities. Mortgage-related
                                      other asset-backed securities.                   securities may include U.S. government
                                                                                       obligations, or securities that are
                                                                                       issued or guaranteed by private issuers,
                                                                                       including collateralized mortgage
                                                                                       obligations, commercial mortgage-backed
                                                                                       securities, and mortgage-backed
                                                                                       securities that are traded on a
                                                                                       to-be-announced basis. Asset-backed
                                                                                       securities may include bonds backed by
                                                                                       automobile or credit card receivables,
                                                                                       equipment leases, home equity loans,
                                                                                       manufactured housing loans, stranded
                                                                                       utility costs, collateralized debt
                                                                                       obligations, and other types of consumer
                                                                                       loan or lease receivables. All
                                                                                       investments in mortgage-backed and other
                                                                                       asset-backed securities will normally be
                                                                                       rated investment grade by one or more
                                                                                       nationally recognized statistical rating
                                                                                       agencies. The team may choose unrated
                                                                                       securities it believes are of comparable
                                                                                       quality at the time of investment.
                                                                                       Normally, the Portfolio's average
                                                                                       dollar-weighted maturity will be between
                                                                                       two and eight years and its duration will
                                                                                       be between one and five years


                                      The Fund's/Portfolio's investment objective    What the Fund/Portfolio normally invests in
                                      -------------------------------------------    -------------------------------------------


 HIGH YIELD BOND FUNDS
 Nations High Yield Bond Fund         Maximum income by investing in a               Nations High Yield Bond Master Portfolio.
                                      diversified portfolio of high yield debt       The Master Portfolio invests:
                                      securities.                                    - at least 80% of its assets in domestic
                                                                                     and foreign corporate high yield debt
                                                                                       securities which are not rated investment
                                                                                       grade but generally will be rated "Ba" or
                                                                                       "B" by Moody's Investors Service, Inc. or
                                                                                       "BB" or "B" by Standard & Poor's
                                                                                       Corporation
                                                                                     - primarily in U.S. government obligations,
                                                                                       zero-coupon bonds, as well as domestic
                                                                                       corporate high yield debt securities and
                                                                                       U.S. dollar-denominated foreign corporate
                                                                                       high yield debt securities, both of which
                                                                                       include private placements
                                                                                     - up to 20% of its assets in equity
                                                                                     securities which may include convertible
                                                                                       securities






 High Income Portfolio                Maximize total return consistent with          - at least 80% of its assets in domestic
                                      investing at least 80% of its assets in a      and foreign corporate high yield debt
                                      diversified portfolio of high yield debt         securities. These securities are not
                                      securities.                                      rated investment grade, but generally
                                                                                       will be rated "Ba" or "B" by Moody's
                                                                                       Investors Service, Inc. or "BB" or "B" by
                                                                                       Standard & Poor's Corporation. The team
                                                                                       may choose unrated securities if it
                                                                                       believes they are of comparable quality
                                                                                       at the time of investment. The Portfolio
                                                                                       is not managed to a specific duration






 MONEY MARKET FUND
 Nations Cash Reserves                Preservation of principal value and            - money market instruments, including
                                      maintenance of a high degree of liquidity        commercial paper, bank obligations,
                                      while providing current income.                  short- term debt securities, short-term
                                                                                       taxable municipal securities and
                                                                                       repurchase agreements secured by
                                                                                       first-tier securities, U.S. government
                                                                                       obligations or U.S. Treasury obligations






 CONVERTIBLE SECURITIES FUND
 Nations Convertible Securities       To provide investors with a total              - at least 80% of its assets in convertible
  Fund                                investment return, comprised of current          securities. Most convertible securities
                                      income and capital appreciation, consistent      are issued by U.S. issuers and are not
                                      with prudent investment risk.                    investment grade
                                                                                     - the Fund may invest up to 15% of its
                                                                                     assets in Eurodollar convertible securities
                                                                                     - the team generally chooses convertible
                                                                                       securities that are rated at least "B" by
                                                                                       a nationally recognized statistical
                                                                                       rating organization but may choose
                                                                                       unrated securities if it believes they
                                                                                       are of comparable quality at the time of
                                                                                       investment






 STOCK FUNDS
 Nations Value Fund                   Growth of capital by investing in companies    - at least 80% of its assets in common
                                      that are believed to be undervalued.           stocks of U.S. companies. The Fund
                                                                                       generally invests in companies in a broad
                                                                                       range of industries with market
                                                                                       capitalizations of at least $1 billion
                                                                                       and daily trading volumes of at least $3
                                                                                       million




                                      The Fund's/Portfolio's investment objective    What the Fund/Portfolio normally invests in
                                      -------------------------------------------    -------------------------------------------
Nations MidCap Value Fund             Long-term growth of capital with income as     - at least 80% of its assets in equity
                                      a secondary consideration.                     securities whose market capitalizations are
                                                                                       within the range of companies in the
                                                                                       Russell MidCap Value Index and that are
                                                                                       believed to have the potential for
                                                                                       long-term growth

Nations SmallCap Value Fund           Long-term growth of capital by investing in    Nations SmallCap Value Master Portfolio.
                                      companies believed to be undervalued.          The Master Portfolio invests:
                                                                                     - at least 80% of its assets in equity
                                                                                     securities of U.S. companies whose market
                                                                                       capitalizations are within the range of
                                                                                       the companies within the Russell 2000
                                                                                       Value Index and that are believed to have
                                                                                       the potential for long-term growth


--------------------------------------------------------------------------------

YOU'LL FIND SPECIFIC INFORMATION ABOUT THE PORTFOLIO'S PRINCIPAL INVESTMENTS, STRATEGIES AND RISKS IN THE DESCRIPTIONS STARTING ON PAGE 12.

--------------------------------------------------------------------------------

Other important information
(LINE GRAPH GRAPHIC)
The following are some other risks and information you should consider before you invest:

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of the Portfolio or Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        The Portfolio may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If the Portfolio becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - HOLDING OTHER KINDS OF INVESTMENTS -- The Portfolio or any Fund may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information. The management team can also choose not to invest in specific securities described in this prospectus and in the SAI.

      - INVESTMENT IN NATIONS MONEY MARKET FUNDS -- To seek to achieve a return on uninvested cash or for other reasons, the Funds and the Portfolio may invest their assets in Nations Money Market Funds. BACAP and its affiliates are entitled to receive fees from the Nations Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Funds and the Portfolio for services provided directly. BACAP may waive fees which it is entitled to receive from either the Nations Money Market Funds or the Funds.

      - INVESTING DEFENSIVELY -- The Portfolio may temporarily hold up to 100% of its assets in Nations Cash Reserves, a money market fund, to try to protect it during a market or economic downturn or because of political or other conditions. The Portfolio may not achieve its investment objective while it is investing defensively.

      - SECURITIES LENDING PROGRAM -- A Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker-dealers or other financial institutions involved in the loans may be affiliates of Bank of America.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to the Portfolio and the Funds, including investment advisory, investment sub-advisory, distribution, administration, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Portfolio and the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO TURNOVER -- The Portfolio or Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. When distributed, these gains are taxable to shareholders as ordinary income, which generally are taxed at higher rates than long-term capital gains. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Portfolio's returns. The annual portfolio turnover rate for Nations LifeGoal Income Portfolio is expected to be no more than
        [     ]%.

How the Portfolio is managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

BANC OF AMERICA CAPITAL MANAGEMENT, LLC

ONE BANK OF AMERICA PLAZA
CHARLOTTE, NORTH CAROLINA 28255

--------------------------------------------------------------------------------


INVESTMENT ADVISER

BACAP is the investment adviser to over 70 mutual fund portfolios in the Nations Funds Family, including the Portfolio described in this prospectus.

BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $190 billion, BACAP acts as investment manager for individuals, corporations and financial institutions. BACAP uses a team approach to investment management. Each team or individual portfolio manager has access to the latest technology and analytical resources.

BACAP's Investment Strategies Team is responsible for making the day-to-day investment decisions for the Portfolio.

BACAP is also the investment adviser to the Nations Funds that appear in the table below. The table tells you which internal BACAP asset management team is responsible for making the day-to-day investment decisions for each Fund.

  FUND                                         BACAP TEAM
  NATIONS CASH RESERVES                        CASH INVESTMENT TEAM



  NATIONS SHORT-TERM INCOME FUND               FIXED INCOME MANAGEMENT TEAM



  NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND   FIXED INCOME MANAGEMENT TEAM



  NATIONS GOVERNMENT SECURITIES FUND           FIXED INCOME MANAGEMENT TEAM



  NATIONS INTERMEDIATE BOND FUND(1)            FIXED INCOME MANAGEMENT TEAM



  NATIONS BOND FUND                            FIXED INCOME MANAGEMENT TEAM



  NATIONS STRATEGIC INCOME FUND                FIXED INCOME MANAGEMENT TEAM



  CORPORATE BOND PORTFOLIO                     FIXED INCOME MANAGEMENT TEAM



  MORTGAGE- & ASSET-BACKED PORTFOLIO           FIXED INCOME MANAGEMENT TEAM



  HIGH INCOME PORTFOLIO                        HIGH YIELD TEAM



  NATIONS CONVERTIBLE SECURITIES FUND          INCOME STRATEGIES TEAM



  NATIONS VALUE FUND                           VALUE STRATEGIES TEAM



  NATIONS MIDCAP VALUE FUND                    VALUE STRATEGIES TEAM



  NATIONS SMALLCAP VALUE FUND(1)               VALUE STRATEGIES TEAM

(1)These funds don't have their own investment sub-adviser because they invest in Nations Intermediate Bond Master Portfolio and Nations SmallCap Value Master Portfolio, respectively. BACAP is the investment adviser to each Master Portfolio.

Nations Funds pays BACAP an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Portfolio and is paid monthly. BACAP has also agreed to pay all other Portfolio expenses, except taxes, brokerage fees and commissions, extraordinary expenses, and any distribution (12b-1), shareholder servicing or shareholder administration fees.

The following chart shows the maximum advisory fee BACAP can receive.

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                                MAXIMUM
                                                                ADVISORY
                                                                  FEE
  NATIONS LIFEGOAL INCOME PORTFOLIO                             [    %]

INVESTMENT SUB-ADVISERS

Nations Funds and BACAP may engage one or more investment sub-advisers for the Portfolio to make day-to-day investment decisions for the Portfolio. BACAP retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Portfolio's needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BACAP may at times recommend to the Board that the Portfolio:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires the Portfolio to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. BACAP and Nations Funds have applied for relief from the SEC to permit the Portfolio to act on many of BACAP's recommendations with approval only by the Board and not by Portfolio shareholders. BACAP or a Portfolio would inform the Portfolio's shareholders of any actions taken in reliance on this relief. Until BACAP and the Portfolio obtains the relief, each Portfolio will continue to submit these matters to shareholders for their approval to the extent required by applicable law.


Nations Funds and BACAP have engaged other investment sub-advisers to provide day-to-day portfolio management for certain underlying Nations Funds in which the Portfolio invests. These sub-advisers function under the supervision of BACAP and the Boards of Nations Funds.

--------------------------------------------------------------------------------

MACKAY SHIELDS LLC

9 WEST 57TH STREET
NEW YORK, NEW YORK 10019

--------------------------------------------------------------------------------


MACKAY SHIELDS LLC

Founded in 1938, MacKay Shields is an independently-managed, wholly-owned subsidiary of New York Life Insurance Company. The firm's 80 investment professionals manage more than $30 billion in assets, including over $11.5 billion in high yield assets.

MacKay Shields' High Yield Portfolio Management Team is responsible for making the day-to-day decisions for Nations High Yield Bond Master Portfolio.

OTHER SERVICE PROVIDERS

--------------------------------------------------------------------------------

BACAP DISTRIBUTORS, LLC

ONE BANK OF AMERICA PLAZA
CHARLOTTE, NORTH CAROLINA 28255

--------------------------------------------------------------------------------

The Portfolio is distributed by BACAP Distributors, LLC (BACAP Distributors), a registered broker/dealer. BACAP Distributors does not receive any fees for the administrative services it provides to the Portfolio. BACAP Distributors may pay commissions, distribution (12b-1) and shareholder servicing fees, and/or other compensation to companies for selling shares and providing services to investors.
BACAP Distributors is also administrator of the Portfolio, and is responsible for overseeing the administrative operations of the Portfolio.

--------------------------------------------------------------------------------

PFPC INC.

400 BELLEVUE PARKWAY
WILMINGTON, DELAWARE 19809

--------------------------------------------------------------------------------


PFPC Inc. (PFPC) is the transfer agent for the Portfolio's shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares

(BUYING, SELLING, TRANSFERRING SHARES GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


This prospectus offers Primary A Shares of the Portfolio. Here are some general rules about this class of shares:

  - Primary A Shares are available to certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they act as a fiduciary, agent or custodian. These include:

     - Bank of America and certain of its affiliates

     - certain other financial institutions and intermediaries, including financial planners and investment advisers

     - institutional investors

     - charitable foundations

     - endowments

     - other Funds in the Nations Funds Family

  - The minimum initial investment is $250,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Primary A Shares.

  - There is no minimum amount for additional investments.

  - There are no sales charges for buying, selling or exchanging these shares.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NYSE, USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


You'll find more information about buying, selling and exchanging Primary A Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs and services.

The Portfolio also offers other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.321.7854 if you have any questions, or you need help placing an order.

HOW SHARES ARE PRICED

All transactions are based on the price of the Portfolio's shares -- or its net asset value per share. We calculate net asset value per share for each class of the Portfolio at the end of each business day. The net asset value per share of the Portfolio is based on the net asset value per share of the Nations Funds the Portfolio invests in.

We calculate the net asset value for each class of the Portfolio by determining the value of the Portfolio's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

VALUING SECURITIES IN AN UNDERLYING FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in a Fund. If prices aren't readily available, or the value of a security has been materially affected by events occurring after a foreign exchange closes, we'll base the price of a security on its fair value. When a Fund uses fair value to price securities it may value those securities higher or lower than another fund that uses market quotations to price the same securities. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by a Fund could change on days when Fund shares may not be bought or sold.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY THE PORTFOLIO EVERY BUSINESS DAY.
--------------------------------------------------------------------------------


(BUYING SHARES     BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Primary A Shares at net asset value per share.

        - If we don't receive payment within three business days of receiving an order, we'll refuse the order. We'll return any payment received for orders that we refuse.

        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Portfolio. We generally don't issue certificates.

        - Financial institutions and intermediaries are responsible for recording the beneficial ownership of the shares of their clients, and for reporting this ownership on account statements they send to their clients.

(SELLING SHARES    SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - We normally send the sale proceeds by Fedwire within three business days after BACAP Distributors, PFPC or their agents receive your order.

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell shares.

        - We can delay payment of the sale proceeds for up to seven days.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $500. We'll give you 60 days notice in writing if we're going to do this

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you

        - under certain other circumstances allowed under the 1940 Act

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIO OR FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.
--------------------------------------------------------------------------------


(EXCHANGING SHARES EXCHANGING SHARES
  GRAPHIC)

      You can sell shares of the Portfolio to buy shares of another Portfolio or Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can exchange Primary A Shares of the Portfolio for Primary A Shares of any other Portfolio or Nations Fund. In some cases, the only Money Market Fund option is Trust Class Shares of Nations Money Market Funds.

        - The rules for buying shares of a Portfolio or Fund, including any minimum investment requirements, apply to exchanges into that Portfolio or Fund.

        - You may only make exchanges into a Portfolio or Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Portfolio or Fund that is accepting investments.

        - The interests of a Portfolio's or Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations -- also known as "market timing." The exchange privilege is not intended as a vehicle for market timing. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. When BACAP believes frequent trading would have a disruptive effect on a Portfolio's or Fund's ability to manage its investments, a Portfolio or Fund may reject purchase orders and exchanges into a Portfolio or Fund by any person, group or account that is believed to be a market timer.
        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

Distributions and taxes
(DISTRIBUTIONS AND TAXES GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A PORTFOLIO -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------


ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Portfolio intends to pay out a sufficient amount of their income and capital gain to their shareholders so the Portfolio won't have to pay any federal income tax. When the Portfolio makes this kind of a payment, it's split among all shares, and is called a distribution.

The Portfolio normally declares and pays distributions of net investment income quarterly, and distributes any net realized capital gain at least once a year. The Portfolio may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is paid (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of the Portfolio usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

We'll automatically reinvest distributions in additional shares of the Portfolio unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover or by calling us at 1.800.321.7854.

We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll normally pay any distribution that applies to those shares in cash within five business days after the sale was made.

If you buy Portfolio shares shortly before the Portfolio makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Portfolio that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Portfolio sells those securities and distributes the gain. This distribution is also subject to tax. The Portfolio has the potential to build up, high levels of unrealized capital gain.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE PORTFOLIO. IT IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------

HOW TAXES AFFECT YOUR INVESTMENT

Distributions of the Portfolio's ordinary income and net short-term capital gain generally are taxable to you as ordinary income. A portion of such distributions to corporate shareholders may qualify for the dividends-received deduction.

Distributions that come from net long-term capital gain generally are taxable to you as long-term capital gain.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Portfolio. We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to distributions.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest the Portfolio earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

We're also normally required by federal law to withhold tax on distributions (other than capital gain distributions) paid to foreign shareholders.

TAXATION OF REDEMPTIONS AND EXCHANGES

Your redemptions (including redemptions paid in securities) and exchanges of Portfolio shares will usually result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss may be long-term capital gain or loss if you have held such Portfolio shares for more than one year at the time of redemption or exchange. In certain circumstances, capital losses may be disallowed.

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO NATIONS FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

Terms used in this prospectus
(BOOK GRAPHIC)

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their current market value.

ASSET-BACKED SECURITY -- a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

CASH EQUIVALENTS -- short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investors Service, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).

COLLATERALIZED MORTGAGE OBLIGATION (CMO) -- a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

CONVERTIBLE DEBT -- a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

CONVERTIBLE SECURITY -- a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

CROSSING NETWORKS -- an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.

DEBT SECURITY -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

DEPOSITARY RECEIPTS -- evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

DERIVATIVES -- A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity- and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

DIVERSIFIED -- A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

DIVIDEND YIELD -- rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

DURATION -- a security's or portfolio's sensitivity to changes in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

EQUITY SECURITY -- an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the Fund's portfolio management team to be of comparable quality, or is a money market fund or a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

FOREIGN SECURITY -- a debt or equity security determined by a Fund's portfolio management team to be foreign based on an issuer's domicile, its principal place of business, the source of its revenues or other factors.

FORWARD FOREIGN CURRENCY CONTRACTS -- a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.

FORWARD PURCHASE AGREEMENT -- a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

FUNDAMENTAL ANALYSIS -- a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

FUTURES CONTRACT -- a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as S&P or Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.

HIGH YIELD DEBT SECURITY -- debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

INTEREST RATE SWAP -- an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

INVESTMENT GRADE -- a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

LEHMAN AGGREGATE BOND INDEX -- an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indices include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LEHMAN GOVERNMENT/CORPORATE BOND INDEX -- an unmanaged index of U.S. government, U.S. Treasury and agency securities, and corporate and Yankee bonds. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MERRILL LYNCH 1-3 YEAR TREASURY INDEX -- an unmanaged index of U.S. Treasury bonds with maturities of 1 to 3 years. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

MONEY MARKET INSTRUMENT -- a short-term, high quality debt security. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

MORTGAGE-BACKED SECURITY OR MORTGAGE-RELATED SECURITY -- a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's.

OPTIONS -- An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

OVER-THE-COUNTER MARKET -- a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

PREFERRED STOCK -- a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

PRE-REFUNDED BOND -- a bond that is repaid before its maturity date. The repayment is generally financed by a new issue. Issuers generally pre-refund bonds during periods of lower interest rates to reduce their interest costs.

PRICE-TO-EARNINGS RATIO (P/E RATIO) -- the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

PRIVATE PLACEMENT -- a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

QUANTITATIVE ANALYSIS -- an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

REAL ESTATE INVESTMENT TRUST (REIT) -- a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

RIGHT -- a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

S&P 500(1) -- Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of 500 widely held common stocks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SENIOR SECURITY -- a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

TOTAL RETURN SWAP -- an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

U.S. TREASURY OBLIGATION -- a debt security issued by the U.S. Treasury.

WARRANT -- a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

ZERO-COUPON BOND -- a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

(1)S&P has not reviewed any stock included in the S&P 500 for its investment merit. S&P determines and calculates its index independently of the Portfolios and is not a sponsor or affiliate of the Portfolios. S&P gives no information and makes no statements about the suitability of investing in the Portfolios or the ability of its index to track stock market performance. S&P makes no guarantees about the index, any data included in it and the suitability of the index or its data for any purpose. "Standard and Poor's" and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

Where to find more information
(QUESTION MARK GRAPHIC)

You'll find more information about Nations LifeGoal Income Portfolio in the following documents:

      ANNUAL AND SEMI-ANNUAL REPORTS

      The annual and semi-annual reports when they becomes available, contain information about Portfolio investments and performance, the financial statements and the independent accountants' reports. The annual report also will include a discussion about the market conditions and investment strategies that had a significant effect on the Portfolio's performance during the period covered.

(SAI GRAPHIC)      STATEMENT OF ADDITIONAL INFORMATION
                   The SAI contains additional information about the Portfolio and its policies.
                   The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

      You can obtain a free copy of these documents, request other information about the Portfolio and make shareholder inquiries by contacting Nations
      Funds:

      By telephone: 1.800.321.7854

      By mail:
      NATIONS FUNDS
      C/O BACAP DISTRIBUTORS, LLC
      ONE BANK OF AMERICA PLAZA
      33RD FLOOR
      CHARLOTTE, NC 28255

      On the Internet: WWW.NATIONSFUNDS.COM

      Information about the Portfolio can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Portfolios are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

SEC file number:
Nations Funds Trust, 811-09645
LGINCPROPA-0903


                                                            (NATIONS FUNDS LOGO)

                       STATEMENT OF ADDITIONAL INFORMATION
                               NATIONS FUNDS TRUST


                        Nations LifeGoal Income Portfolio

  Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares

                              September [  ], 2003

         This SAI provides information relating to the classes of shares representing interests in the Portfolio listed above. This information supplements the information contained in the prospectuses for the Portfolio and is intended to be read in conjunction with the prospectuses. THE SAI IS NOT A PROSPECTUS FOR THE PORTFOLIO. See "About the SAI" for information on what the SAI is and how it should be used.

         Copies of any of the prospectuses may be obtained without charge by writing Nations Funds, One Bank of America Plaza, 33rd Floor, Charlotte, NC 28255, or by calling Nations Funds at 800-321-7854 or 800-626-2275 (for institutional money market investors).

         FOR EASE OF USE, CERTAIN TERMS OR NAMES THAT ARE USED IN THIS SAI HAVE BEEN SHORTENED OR ABBREVIATED. A LIST OF THESE TERMS AND THEIR CORRESPONDING FULL NAMES OR DEFINITIONS CAN BE FOUND AT THE END OF THIS SAI IN APPENDIX B. An investor may find it helpful to review the terms and names in Appendix B before reading the SAI.

                                TABLE OF CONTENTS


ABOUT THIS SAI.......................................................................1
HISTORY OF THE TRUST.................................................................2
DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS...........................2
     General.........................................................................2
     Investment Policies and Limitations.............................................2
         Fundamental Policy Restrictions.............................................2
         Non-Fundamental Policy Restrictions.........................................3
         Exemptive Orders............................................................4
     Permissible Portfolio Investments and Investment Techniques.....................4
     Descriptions of Permissible Investments.........................................5
         Asset-Backed Securities.....................................................5
         Bank Obligations (Domestic and Foreign).....................................5
         Borrowings..................................................................6
         Common Stock................................................................6
         Convertible Securities......................................................7
         Corporate Debt Securities...................................................8
         Derivatives.................................................................9
         Dollar Roll Transactions....................................................9
         Foreign Securities.........................................................10
         Futures and Options........................................................11
         Guaranteed Investment Contracts and Funding Agreements.....................14
         High Yield/Lower-Rated Debt Securities.....................................14
         Linked Securities and Structured Products..................................15
         Money Market Instruments...................................................16
         Mortgage-Backed Securities.................................................16
         Other Investment Companies.................................................18
         Pass Through Securities (Participation Interests and Company Receipts).....19
         Preferred Stock............................................................20
         Private Placement Securities and Other Restricted Securities...............21
         REITs and Master Limited Partnerships......................................21
         Repurchase Agreements......................................................22
         Reverse Repurchase Agreements..............................................22
         Securities Lending.........................................................23
         Short Sales................................................................23
         Stripped Securities........................................................23
         Swap Contracts.............................................................24
         U.S. Government Obligations................................................24
         Variable- and Floating-Rate Instruments....................................25
         Warrants and Rights........................................................25
         When-Issued Purchases, Delayed Delivery and Forward Commitments............25
         Zero-Coupon, Pay-In-Kind and Step-Coupon Securities........................26
     Other Considerations...........................................................27
         Temporary Defensive Purposes...............................................27
         Portfolio Turnover.........................................................27
MANAGEMENT OF THE TRUST.............................................................27
     The Trustees and Principal Officers............................................28
     Board Committees...............................................................31
     Board Compensation.............................................................32
     Retirement Plan................................................................33
     Nations Funds Deferred Compensation Plan.......................................33
     Beneficial Equity Ownership Information........................................33

     Ownership of Securities of Adviser, Distributor, or Related Entities...........34
     Disclosure of Other Transactions Involving Trustees............................34
     Approval of Advisory Agreement.................................................34
     Codes of Ethics................................................................36
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.................................36
INVESTMENT ADVISORY AND OTHER SERVICES..............................................37
     Investment Adviser.............................................................37
         Investment Advisory Agreement..............................................37
         Advisory Fee Rate..........................................................37
         Advisory Fees Paid.........................................................38
     Administrator and Sub-Administrator............................................38
         Administrator..............................................................38
         Sub-Administrator..........................................................38
         Sub-Administration Fees Paid...............................................38
     12b-1 Plans....................................................................38
     Expenses.......................................................................39
     Other Service Providers........................................................40
         Transfer Agents and Custodian..............................................40
         Independent Accountants....................................................41
         Counsel....................................................................41
BROKERAGE ALLOCATION AND OTHER PRACTICES............................................41
     General Brokerage Policy, Brokerage Transactions and Broker Selection..........41
     Aggregate Brokerage Commissions................................................43
     Brokerage Commissions Paid to Affiliates.......................................43
     Directed Brokerage.............................................................43
     Securities of Regular Broker/Dealers...........................................43
CAPITAL STOCK.......................................................................44
     Description of the Trust's Shares..............................................44
     About the Trust's Capital Stock................................................44
PURCHASE, REDEMPTION AND PRICING OF SHARES..........................................45
     Purchase, Redemption and Exchange..............................................45
     Offering Price.................................................................46
INFORMATION CONCERNING TAXES........................................................47
     General........................................................................47
     Equalization Accounting........................................................48
     Excise Tax.....................................................................48
     Taxation of Portfolio Investments..............................................48
     Taxation of Distributions......................................................50
     Disposition of Portfolio Shares................................................50
     Foreign Taxes..................................................................51
     Federal Income Tax Rates.......................................................51
     Corporate Shareholders.........................................................51
     Foreign Shareholders...........................................................52
     Backup Withholding.............................................................52
     Tax-Deferred Plans.............................................................52
Underwriter Compensation and Payments...............................................52
PORTFOLIO Performance...............................................................53
     Advertising Portfolio Performance..............................................53
     Yield Calculations.............................................................55
     Total Return Calculations......................................................56
     Cumulative Return..............................................................56
     After-Tax Return Calculations..................................................56
APPENDIX A--DESCRIPTION OF SECURITY RATINGS........................................A-1
APPENDIX B--GLOSSARY...............................................................B-1

                                 ABOUT THIS SAI

         WHAT IS THE SAI?

         The SAI, or statement of additional information, is a section of the registration statement filed with the SEC relating to the Portfolio. It generally contains information about the Portfolio that the SEC has concluded is not required to be in the Portfolio's prospectuses, but that investors may nevertheless find useful. The information generally supplements the discussion of matters set forth in the prospectuses.

         Specifically, the SAI, among other things, provides information about:
Nations Funds Trust, which is the Delaware business trust that "houses" the Portfolio; the investment policies and permissible investments of the Portfolio; the management of the Portfolio, including the Board of Trustees, the investment adviser; other service providers to the Portfolio; certain brokerage policies of the Portfolio; and performance information about the Portfolio.

         HOW SHOULD I USE THE SAI?

         The SAI is intended to be read in conjunction with the Portfolio's prospectuses. The SAI is not a prospectus and is not a substitute for reading any prospectus. A copy of any Portfolio prospectus may be obtained by calling Nations Funds at (800) 321-7854 or by visiting Nations Funds online at www.nationsfunds.com.

         WHAT GOVERNS THE TYPE OF INFORMATION THAT IS PUT IN THE SAI?

         The information required to be included in the SAI is governed by a form (called Form N-1A) that all mutual funds must use to register their shares with the SEC and disclose information to investors. Form N-1A generally requires that every mutual fund provide certain information in its SAI (in addition to the information required to be in its prospectus), such as the investment policies and limitations of a fund, the fees that an investment adviser or sub-adviser receives for providing services to the fund and the fees directors or trustees receive from a fund. The SEC generally believes that if all mutual funds are generally required to disclose the same type of information, investors can more easily compare funds and make informed decisions about their investments.

         IS THE SAI AVAILABLE ON THE INTERNET?

         Yes. The SAI is part of the registration statement for the Portfolio that is filed with the SEC electronically. The registration includes the prospectus, the SAI and other exhibits, such as various agreements and contracts. The SAI, and any supplements to it, can be found by searching the SEC's website at http://www.sec.gov/edgar/searchedgar/companysearch.htm. The name of the "Company Name" that investors should search for is "Nations Funds Trust."

         WHO MAY I CONTACT FOR MORE INFORMATION?

         If you have any questions about the Portfolio, please call Nations Funds at (800) 321-7854 or contact your investment professional or (800) 626-2275 for institutional money market investors.

                              HISTORY OF THE TRUST

         Nations Funds Trust is a registered investment company in the Nations Funds Family. The Nations Funds Family currently has more than 70 distinct investment portfolios and total assets in excess of $149 billion. The Trust was organized as a Delaware business trust on October 22, 1999. The Portfolio has a fiscal year end of March 31st.



                        DESCRIPTION OF THE PORTFOLIO AND
                           ITS INVESTMENTS AND RISKS


         GENERAL

         The Portfolio is an open-end, diversified management investment company.

         See "Capital Stock" for a listing and description of the classes of shares that the Portfolio offers, including shareholder rights.


         INVESTMENT POLICIES AND LIMITATIONS

         The investment objectives, principal investment strategies and the principal investment risks associated with these strategies for the Portfolio, are discussed in the Portfolio's prospectus.

         The following discussion of "fundamental" and "non-fundamental" investment policies and limitations for the Portfolio supplements the discussion in the prospectuses for the Portfolio. A fundamental policy may only be changed with shareholder approval. A non-fundamental policy may be changed by the Board, without shareholder approval.

         Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Portfolio's assets that may be invested in any security or other asset, or sets forth a policy regarding a qualitative investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Portfolio's acquisition of such security or asset.

         FUNDAMENTAL POLICY RESTRICTIONS

1. The Portfolio may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either (a) in connection with the disposition of a portfolio security, or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered management investment companies.

2. The Portfolio may not purchase or sell real estate, except the Portfolio may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

3. The Portfolio may not purchase or sell commodities, except that the Portfolio may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. The Portfolio may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions, and
         (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio.

5. The Portfolio may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio.

6. The Portfolio may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio.

7. The Portfolio may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that (a) up to 25% of its total assets may be invested without regard to these limitations and (b) the Portfolio's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio.

         NON-FUNDAMENTAL POLICY RESTRICTIONS

1. The Portfolio may invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act, the rules thereunder, and any orders obtained thereunder now or in the future. Any fund that is purchased by the Portfolio in reliance on
         Section 12(d)(1)(G) of the 1940 Act or an exemptive order granting relief from Section 12(d)(1)(G) will not purchase shares of a related registered open-end investment company in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

2. The Portfolio may not invest or hold more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

3. The Portfolio may invest in futures or options contracts regulated by the CFTC for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Portfolio's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

4. The Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily.

5. The Portfolio may not make investments for the purpose of exercising control of management. (Investments by the Portfolio in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.)

6. The Portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box") or the Portfolio segregates assets in the amount at least equal to the underlying security or asset.

7. To the extent the Portfolio is subject to Rule 35d-1 under the 1940 Act (the "Names Rule"), and does not otherwise have a fundamental investment policy in place to comply with the Names Rule, it has adopted the following non-fundamental policy: Shareholders will receive at least 60 days' notice of any change to a Portfolio's investment objective or principal investment strategies complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

         EXEMPTIVE ORDERS

         In addition to the policies outlined above, the Nations Funds Family has received the following exemptive orders from the SEC which enable the Portfolio to participate in certain transactions beyond the investment limitations described above or described in otherwise applicable restrictions:

1. Pursuant to an exemptive order dated October 5, 1993, all current and future funds advised by BACAP may, subject to certain conditions, pool their uninvested cash balances in one or more joint accounts and use the daily balance of such accounts to enter into repurchase agreements, including the condition that such agreements have a maturity of not more than seven days.

2. Pursuant to an exemptive order dated July 23, 1997, the Portfolio may, subject to certain conditions, use cash reserves that have not been invested in portfolio securities to purchase shares of Money Market Funds in the Nations Funds Family in excess of the limits prescribed in
         Section 12(d)(1) of the 1940 Act.

3. Pursuant to an exemptive order dated December 27, 2000, the Portfolio may, subject to certain conditions, invest in shares of other affiliated funds in the Nations Funds Family, in excess of the limits prescribed in Section 12(d)(1) of the 1940 Act, in addition to investing directly in portfolio securities.

4. The Portfolio soon expects to receive an exemptive order from the SEC, under which the Portfolio may, subject to certain conditions, borrow money from other funds in the Nations Funds Family for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with Portfolio investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.


         PERMISSIBLE PORTFOLIO INVESTMENTS AND INVESTMENT TECHNIQUES

         The Portfolio's prospectus identifies and summarizes the types of securities in which the Portfolio invests as part of its principal investment strategies and the risks associated with such investments. The following provides further information and greater detail about these investments and their key associated risks.

         Subject to its fundamental and non-fundamental investment policies:

o The Portfolio may borrow money, lend its securities and invest in securities issued by other registered management investment companies. See "Descriptions of Permissible Investments--Borrowings," "Descriptions of Permissible Investments--Securities Lending" and "Descriptions of Permissible Investments--Other Investment Companies."

o The Portfolio is permitted to use derivatives may do so for hedging purposes or for non-hedging purposes, such as seeking to enhance return. See "Descriptions of Permissible Investments--Derivatives."

o The Portfolio may hold cash or money market instruments, which include bank obligations, guaranteed investment contracts, repurchase agreements, U.S. Government obligations and certain corporate debt securities, such as commercial paper. The Portfolio may invest in these securities without limit, when the Adviser: (i) believes that the market conditions are not favorable for more aggressive investing, (ii) is unable to locate favorable investment opportunities, or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests or for other reasons. Accordingly, the Portfolio will not always stay fully invested in equity securities or longer-term debt securities. See "Descriptions of Permissible Investments--Money Market Instruments."

         The Portfolio invests in a mix of Nations Funds stock Funds, government & corporate bond Funds and money market Funds in the Nations Funds Family, in addition to investing directly in individual securities.

         The 1940 Act normally prohibits mutual funds from investing in other mutual funds beyond certain limits. Because the Portfolio is a "fund-of-funds" it takes advantage of a rule under the 1940 Act that allows it to exceed those limits subject to certain conditions. Accordingly, the Portfolio: (i) own more than 3% of the total outstanding stock of a fund, other than another LifeGoal Portfolio; (ii) invest more than 5% of its assets in any one such fund; and
(iii) invest more than 10% of its assets, collectively, in fund shares.

         The Portfolio will concentrate more than 25% of its assets in the mutual fund industry. However, the underlying funds in which the Portfolio invests will not concentrate 25% or more of their total assets in any one industry unless they are permitted or required to do so in accordance with their own investment objective and principal investment strategies.


         DESCRIPTIONS OF PERMISSIBLE INVESTMENTS

         Additional information is set forth below about individual types of securities (including key considerations and risks) in which the Portfolio (or the underlying funds in which it invests) may invest.

         ASSET-BACKED SECURITIES

         Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables (CARs) and so-called plastic bonds, backed by credit card receivables.

         The value of an asset-backed security is affected by, among other things, changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower's other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security's par value. Value is also affected if any credit enhancement has been exhausted. See also "Descriptions of Permissible Investments--Mortgage-Backed Securities."

         Key Considerations and Risks: The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying loans by the individual borrowers (i.e., the backing asset). For example, the underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described under "Descriptions of Permissible Investments--Mortgage-Backed Securities" for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities typically do not have the benefit of the same direct security interest in the underlying collateral as do mortgage-backed securities.

         In addition, as purchasers of an asset-backed security, the Portfolio generally will have no recourse against the entity that originated the loans in the event of default by a borrower. If the credit enhancement of an asset-backed security held by the Portfolio has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Portfolio may experience losses or delays in receiving payment.

         BANK OBLIGATIONS (DOMESTIC AND FOREIGN)

         Bank obligations include, as examples, certificates of deposit, bankers' acceptances, commercial paper, Yankee dollar certificates of deposit, Eurodollar certificates of deposit, time deposits and promissory notes.

         A certificate of deposit, or so-called CD, is a debt instrument issued by a bank that usually pays interest and which has maturities ranging from a few weeks to several years. A bankers acceptance is a time draft drawn on and accepted by a bank, a customary means of effecting payment for merchandise sold in import-export transactions and a general source of financing. A Yankee dollar certificate of deposit is a negotiable CD issued in the United States by branches and agencies of foreign banks. A Eurodollar certificate of deposit is a CD issued by a foreign (mainly European) bank with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and the interest rate on which is usually pegged to the London Interbank Offered Rate or LIBOR. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically there are penalties for early withdrawal of a time deposit. A promissory note is a written commitment of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

         A bank obligation may be issued by: (i) a domestic branch of a domestic bank; (ii) a foreign branch of a domestic bank; (iii) a U.S. branch of a foreign bank; or (iv) a foreign branch of a foreign bank.

         As a general matter, obligations of "domestic banks," are not subject to the Portfolio's fundamental investment policies regarding concentration limits. For this purpose, the SEC staff also takes the position that domestic branches of foreign banks and foreign branches of domestic banks may, if certain conditions are met, be treated as "domestic banks." More specifically, "domestic banks" include: (a) domestic branches of domestic banks; (b) domestic branches of foreign banks, to the extent they are subject to comparable regulation as domestic banks; and (c) foreign branches of domestic banks with respect to which the domestic bank would be unconditionally liable in the event that the foreign branch failed to pay on its instruments for any reason.

         The Portfolio may invest in exchange-traded Eurodollar contracts. For information about these types of securities, see "Descriptions of Permissible Investments--Futures and Options."

         Key Considerations and Risks: Certain bank obligations, such as some CDs, are insured by the FDIC. Many other bank obligations, however, are neither guaranteed nor insured by the U.S. Government. These bank obligations are "backed" only by the creditworthiness of the issuing bank or parent financial institution.

         Obligations of foreign banks, including Yankee dollar and Eurodollar obligations, involve somewhat different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that their liquidity could be impaired because of political or economic developments, that the obligations may be less marketable than comparable obligations of domestic banks, that a foreign jurisdiction might impose withholding and other taxes on amounts realized on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted, which might adversely affect the payment of principal or interest on those obligations, that the selection of the obligations may be based on less publicly available information concerning foreign banks or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

         BORROWINGS

         The Portfolio has a fundamental policy with respect to borrowing that can be found under the heading "Investment Policies and Limitations."

         The Portfolio participates in an uncommitted line of credit provided by The Bank of New York under an agreement (the "Uncommitted Line"). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at the federal funds rate plus 0.50% on an annualized basis. Under the Uncommitted Line, the Portfolio must maintain a ratio of net assets (not including funds borrowed under the Uncommitted Line) to the aggregate amount of indebtedness pursuant to the Uncommitted Line that is no less than 4 to 1.

         As noted above, pursuant to an exemptive order expected from the SEC, the Portfolio will be able to, subject to certain conditions, borrow money from other funds in the Nations Funds Family for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with Portfolio investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

         A Portfolio also may borrow money utilizing a reverse repurchase agreement transaction. See "Descriptions of Permissible Investments--Reverse Repurchase Agreements."

         Key Considerations and Risks: The Uncommitted Line is not a "committed" line of credit, which is to say that The Bank of New York is not obligated to lend money to a fund. Accordingly, it is possible that the Portfolio may wish to borrow money for a temporary or emergency purpose but may not be able to do so.

         COMMON STOCK

         Common stock are units of equitable ownership of a public company. Owners are typically entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. However, ownership of common stock does not entitle the owner to involvement in the day-to-day operations of the company.

Common stock of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, like the NYSE, AMEX or the Nasdaq Stock Market. Domestic and foreign corporations also may instead choose to list their companies, and have their shares traded, on foreign exchanges, like the London FTSE or Tokyo Stock Exchange.

         Key Considerations and Risks: Investments by the Portfolio in common stocks are subject to stock market risk, which is the risk that the value of the stocks that the Portfolio holds, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and fall based on factors specific to them, like changes in earnings or management.

         With respect specifically to "common" stock, in the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and "preferred" stock take precedence over the claims of those who own common stock. On the other hand, common stock tends to have greater potential for appreciation.

         Common stock investments also present the risk of investing in a particular company. For example, stocks of smaller companies tend to have greater price swings than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, are more reliant on singular products or services and are more vulnerable to larger competitors. Common stock of these companies may have a higher potential for gains but also carry more risk.

         Common stock investments also present the risks of investing in a particular industry, such as high technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of common stocks tend to move by industry sector, which is to say that when market conditions favorably affect, or are expected to favorably affect, an industry, the prices of the common stock of those companies in that industry sector tend to go up. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies' common stock to drop.

         CONVERTIBLE SECURITIES

         Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt securities or preferred stock that may be converted within a specified period of time (typically for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. They also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Convertible securities entitle the holder to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is redeemed, converted or exchanged.

         The market value of a convertible security generally is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a comparable nonconvertible fixed-income security). The investment value is determined by, among other things, reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock in the sense that its market value will not be influenced greatly by fluctuations in the market price of the underlying security into which it can be converted. Instead, the convertible security's price will tend to move in the opposite direction from interest rates. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying stock. In that case, the convertible security's price may be as volatile as that of the common stock. Because both interest rate and market movements can influence its value, a convertible security is not generally as sensitive to interest rates as a similar fixed-income security, nor is it generally as sensitive to changes in share price as its underlying stock.

         The Portfolio may invest in convertible securities that are below investment-grade (e.g., rated "B" or below by S&P). See "Descriptions of Permissible Investments--High Yield/Lower-rated Securities" and "Descriptions of Permissible Investments--Warrants and Rights."

         Key Considerations and Risks: The Portfolio's investments in convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid--that is, the Portfolio may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the Portfolio. The Portfolio's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. For issues where the conversion of the security is not at the option of the holder, the Portfolio may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

         In addition, some convertibles are often rated below investment-grade or are not rated, and therefore may to be considered speculative investments. Companies that issue convertible securities are usually small to medium size, and accordingly carry the capitalization risks described under "Descriptions of Permissible Investments--Common Stock." In addition, the credit rating of a company's convertible securities is generally lower than that of its conventional debt securities. Convertibles are normally considered "junior" securities--that is, the company usually must pay interest on its conventional corporate debt before it can make payments on its convertible securities. Some convertibles are particularly sensitive to interest rate changes when their predetermined conversion price is much higher than the issuing company's common stock.

         See also Key Considerations and Risks under "Descriptions of Permissible Investments--Common Stock."

         CORPORATE DEBT SECURITIES

         Corporate debt securities are fixed-income securities usually issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured.

         The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

         See also "Descriptions of Permissible Investments--Foreign Securities," "Descriptions of Permissible Investments--Variable- and Floating-Rate Instruments" and "Descriptions of Permissible Investments--Money Market Instruments."

         Key Considerations and Risks: Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

         Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Portfolio could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it's due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

         DERIVATIVES

         A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include: futures, options, options on futures, forward foreign currency exchange contracts, linked securities and structured products, collateralized mortgage obligations, stripped securities, warrants and swap contracts. For more information about each type of derivative see those sections in this SAI discussing such securities.

         The Portfolio may use derivatives for a variety of reasons, including to: enhance return, attempt to protect against possible changes in the market value of securities held in or to be purchased for the Portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); protect the Portfolio's unrealized gains reflected in the value of its portfolios securities; facilitate the sale of such securities for investment purposes; and/or manage the effective maturity or duration of the Portfolio.

         The Portfolio may use any or all of these investment techniques and different types of derivative securities may be purchased at any time and in any combination. There is no particular strategy that dictates the use of one technique rather than another, as use of derivatives is a function of numerous variables including market conditions.

         Key Considerations and Risks: The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Portfolio's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Portfolio. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

         See also "Descriptions of Permissible Investments--Futures and Options," "Descriptions of Permissible Investments--Linked Securities and Structured Products," "Descriptions of Permissible Investments--Stripped Securities," "Descriptions of Permissible Investments--Warrants and Rights" and "Descriptions of Permissible Investments--Swap Contracts."

         DOLLAR ROLL TRANSACTIONS

         Under a mortgage "dollar roll," the Portfolio sells mortgage-backed securities for delivery in a given month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the "roll" period, a Portfolio forgoes principal and interest paid on the mortgage-backed securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (the "drop") as well as by the interest earned on the cash proceeds of the initial sale. The Portfolio may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position which matures on or before the forward settlement date of the dollar roll transaction. At the time the Portfolio enters into a mortgage "dollar roll," it must establish a segregated account with its Custodian, or by itself, in which it will maintain cash, U.S. Government securities or other liquid debt or equity securities equal in value to its obligations with respect to dollar rolls, and accordingly, such dollar rolls are not considered borrowings. See also "Descriptions of Permissible Investments--Mortgage-Backed Securities."

         Key Considerations and Risks: Mortgage dollar rolls involve the risk that the market value of the securities the Portfolio is obligated to repurchase under an agreement may decline below the repurchase price. Also, these transactions involve some risk to the Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from completing the transaction. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio's use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities.

         FOREIGN SECURITIES

         Foreign securities are debt, equity or derivative securities determined by the Portfolio's management team to be foreign based on an issuer's domicile, its principal place of business, the source of its revenue or other factors.

         Forward foreign currency exchange contracts -- Forward foreign currency exchange contracts establish an exchange rate at a future date. The Portfolio may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security (a "transaction hedge"). In addition, when a foreign currency suffers a substantial decline against the U.S. dollar, the Portfolio may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency; or when it is believed that the U.S. dollar may suffer a substantial decline against the foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a "position hedge"). The Portfolio itself, or the Portfolio's custodian, will segregate cash, U.S. Government securities or other high-quality debt securities having a value equal to the aggregate amount of the Portfolio's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the segregated securities declines, additional cash or securities will be segregated on a daily basis so that the value of the segregated securities will equal the amount of the Portfolio's commitments with respect to such contracts. As an alternative to segregating all or part of such securities, the Portfolio may purchase a call option permitting the Portfolio to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price, or the Portfolio may purchase a put option permitting the Portfolio to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price.

         The Portfolio may, however, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when it is believed that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which the securities are denominated (a "cross-hedge").

         Foreign currency hedging transactions are attempts to protect the Portfolio against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase.

         Key Considerations and Risks: Foreign securities generally pose risks above those typically associated with an equity, debt or derivative security due to: (1) restrictions on foreign investment and repatriation of capital; (2) fluctuations in currency exchange rates, which can significantly affect the Portfolio's share price; (3) costs of converting foreign currency into U.S. dollars and U.S. dollars into foreign currencies; (4) greater price volatility and less liquidity; (5) settlement practices, including delays, which may differ from those customary in U.S. markets; (6) exposure to political and economic risks, including the risk of nationalization, expropriation of assets and war;
(7) possible impositions of foreign taxes and exchange control and currency restrictions; (8) lack of uniform accounting, auditing and financial reporting standards; (9) less governmental supervision of securities markets, brokers and issuers of securities; (10) less financial information available to investors; and (11) difficulty in enforcing legal rights outside the United States.

         Certain of the risks associated with investments in foreign securities are heightened with respect to investments in emerging markets countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin, and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging markets securities also involves risks beyond the risks inherent in foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country's economy and securities markets.

         As noted, foreign securities also involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency. The Portfolio may purchase or sell forward foreign currency exchange contracts to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies. The Portfolio may also purchase and sell foreign currency futures contracts and related options. See "Descriptions of Permissible Investments--Futures and Options."

         FUTURES AND OPTIONS

         Futures and options contracts are derivative instruments that the Portfolio may utilize for a variety of reasons including, for hedging purposes, risk reduction, securities exposure, to enhance the Portfolio's return, to enhance the Portfolio's liquidity, to reduce transaction costs or other reasons. See generally "Descriptions of Permissible Investments--Derivatives."

         Futures - Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security (including a single stock) or index at a specified future time and at a specified price. Futures contracts, which are standardized as to maturity date and underlying financial instrument, are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the CFTC, a U.S. Government agency. Assets committed by the Portfolio to a futures contract will be segregated to the extent required by law. Although many fixed-income futures contracts call for actual delivery or acceptance of the underlying securities at a specified date (stock index futures contracts do not permit delivery of securities), the contracts are normally closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

         Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimum's. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Portfolio expect to earn interest income on their margin deposits.

         Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities currently owned or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities. Regulations of the CFTC applicable to the Portfolio require that all of their futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of the Portfolio.

         The Portfolio may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago

Mercantile Exchange. Such Eurodollar contracts are generally used to "lock-in" or hedge the future level of short-term rates.

         Options - The Portfolio may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.

         A primary difference between stock options and index options becomes evident when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 Index or a narrower market index, such as the S&P 100. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following exchanges: the Chicago Board Options Exchange, the NYSE, the AMEX, the Pacific Stock Exchange, and the Philadelphia Stock Exchange. The Portfolio's obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Portfolio's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Portfolio will have incurred a loss in the transaction.

         Options on Futures - The Portfolio may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

         Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to Portfolio because the maximum amount at risk is the premium paid for the options (plus transaction costs).

         Key Considerations and Risks: Futures and options investing are highly specialized activities that entail greater than ordinary investment risks. For example, futures and options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in a future or an option may be subject to greater fluctuation than an investment in the underlying instruments themselves.

         With regard to futures, the risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required, and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

         With regard to options, an option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by the Portfolio expires unexercised, the Portfolio realizes a loss equal to the premium paid. If the Portfolio enters into a closing sale transaction on an option purchased by it, the Portfolio will realize a gain if the premium received by the Portfolio on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Portfolio expires on the stipulated expiration date or if the Portfolio enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If a call option written by Portfolio is exercised, the proceeds of the sale of the underlying instrument will be increased by the net premium received when the option was written and the Portfolio will realize a gain or loss on the sale of the underlying instrument. If a put option written by the Portfolio is exercised, the Portfolio's basis in the underlying instrument will be reduced by the net premium received when the option was written.

         With regard to both futures and options contracts, positions may be closed out only on an exchange which provides a secondary market for such contracts. However, there can be no assurance that a liquid secondary market will exist for any particular contract at any specific time. Thus, it may not be possible to close a position. In the case of a futures contract, for example, in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments to maintain its required margin. In such a situation, if the Portfolio has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively. The Portfolio generally will minimize the risk that it will be unable to close out a contract by only entering into those contracts which are traded on national exchanges and for which there appears to be a liquid secondary market.

         In addition, there is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in some contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

         The successful use by the Portfolio of futures and options on stock indices will be subject to the ability to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. The Portfolio therefore bear the risk that future market trends will be incorrectly predicted. In addition, the Portfolio's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in futures or put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Portfolio. Inasmuch as Portfolio's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Portfolio will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices.

         The Portfolio will comply with SEC guidelines regarding coverage for these instruments and, if the guidelines so require, maintain cash or liquid securities with its Custodian in the prescribed amount. Under current SEC guidelines, the Portfolio will maintain or "segregate" assets either themselves or with their Custodian to cover transactions in which the Portfolio write or sell options. Assets used as cover cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Portfolio's assets to cover option obligations could affect portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

         GUARANTEED INVESTMENT CONTRACTS AND FUNDING AGREEMENTS

         Guaranteed investment contracts, investment contracts or funding agreements are debt instruments issued by highly-rated insurance companies. Pursuant to such contracts, the Portfolio may make cash contributions to a deposit fund of the insurance company's general or separate accounts.

         Key Considerations and Risks: The Portfolio will only purchase GICs from issuers which, at the time of purchase, meet certain credit and quality standards. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. In addition, the issuer may not be able to return the principal amount of a GIC to the Portfolio on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment. Unlike certain types of money market instruments, there is no government guarantee on the payment of principal or interest; only the insurance company backs the GIC.

         HIGH YIELD/LOWER-RATED DEBT SECURITIES

         A high yield/lower-rated debt security (also known as a "junk" bond) is generally rated by an NRSRO to be non investment-grade (e.g., BB or lower by S&P). These types of bonds are issued by companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. High yield/lower-rated debt and comparable unrated securities:
(a) will likely have some quality and protective characteristics that, in the judgment of the NRSRO, are outweighed by large uncertainties or major risk exposures to adverse conditions; and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. See also "Descriptions of Permissible Investments--Corporate Debt Securities" and "Descriptions of Permissible Investments--Municipal Securities."

         The Portfolio may invest in high yield/lower-rated securities that are also convertible securities. See "Descriptions of Permissible
Investments--Convertible Securities."

         Key Considerations and Risks: The yields on high yield/lower-rated debt and comparable unrated debt securities generally are higher than the yields available on investment-grade debt securities. However, investments in high yield/lower-rated debt and comparable unrated debt generally involve greater volatility of price and risk of loss of income and principal, including the possibility of default by or insolvency of the issuers of such securities. Since the risk of default is higher for high yield/lower-rated debt securities, the Portfolio will try to minimize the risks inherent in investing in these securities by engaging in credit analysis, diversification, and attention to current developments and trends affecting interest rates and economic conditions. The Portfolio will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. Accordingly, with respect to these types of securities, the Portfolio may be more dependent on credit analysis than is the case for higher quality bonds.

         The market values of certain high yield/lower-rated debt and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, issuers of high yield/lower-rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

         The risk of loss due to default by such issuers is significantly greater because high yield/lower-rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to senior indebtedness.

The Portfolio may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for high yield/lower-rated debt and comparable unrated securities may diminish the Portfolio's ability to:
(a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value; and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

         Although the general market for high yield/lower-rated debt and comparable unrated securities is no longer new, the market for such securities has not yet weathered a major sustained economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could severely and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

         Because certain high yield/lower-rated debt securities also may be foreign securities, some of which may be considered debt securities from emerging markets countries, there are certain additional risks associated with such investments. See "Descriptions of Permissible Investments--Foreign Securities."

         LINKED SECURITIES AND STRUCTURED PRODUCTS

         Linked securities, such as index-linked, equity-linked, credit-linked, commodity-linked and currency-linked securities, are types of derivative securities. See generally "Descriptions of Permissible
Investments--Derivatives."

         Index-linked, equity-linked, credit-linked and commodity-linked securities can be either equity or debt securities that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments depend on the performance of an underlying stock, index, or a weighted index of commodity futures such as crude oil, gasoline and natural gas. With respect to equity-linked securities, at maturity, the principal amount of the debt is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments that have a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

         One common type of linked security is a "structured" product. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

         Another common type of index-linked security is a S&P Depositary Receipt, or SPDR, which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500 Index. Because a unit investment trust is an investment company under the 1940 Act, the Portfolio's investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act. See also "Descriptions of Permissible Investments--Other Investment Companies."

         SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500 Index. As a holder of interests in a unit investment trust, the Portfolio would indirectly bear its ratable share of that unit investment trust's expenses. At the same time, the Portfolio would continue to pay its own management and advisory fees and other expenses, as a result of which the Portfolio and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in such unit investment trusts.

         Key Considerations and Risks: Like all derivatives, the Portfolio's investments in "linked" securities can lead to large losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of the Portfolio to utilize linked-securities successfully will depend on its ability to correctly predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currency from emerging markets countries, there are certain additional risks associated with such investments. See "Descriptions of Permissible Investments--Foreign Securities."

         With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities. See also, "Descriptions of Permissible Investments--Private Placement Securities and Other Restricted Securities."

         SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called "creation unit size" and are redeemable in kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived from and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Portfolio could result in losses on SPDRs.

         MONEY MARKET INSTRUMENTS

         Money market instruments are high-quality, short-term debt obligations, which include bank obligations, funding agreements, repurchase agreements, U.S. Government obligations, certain corporate debt securities, such as commercial paper and master notes (which are generally understood to be unsecured obligations of a firm (often private and/or unrated), privately negotiated by borrower and lender, that contemplates a series of recurring loans and repayments, governed in each case by the terms of the one master note). Such instruments also may be structured to be, what would not otherwise be, a money market instrument by modifying the maturity of a security or interest rate adjustment feature to come within permissible limits.

         Money market mutual funds (i.e., funds that comply with Rule 2a-7 of the 1940 Act) are permitted to purchase most money market instruments, subject to certain credit quality, maturity and other restrictions.

         See "Descriptions of Permissible Investments--Bank Obligations," "Descriptions of Permissible Investments--Corporate Debt Securities," "Descriptions of Permissible Investments--Guaranteed Investment Contracts and Funding Agreements," "Descriptions of Permissible Investments--Repurchase Agreements" and "Descriptions of Permissible Investments--U.S. Government Obligations."

         Key Considerations and Risks: Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support the instrument.

         MORTGAGE-BACKED SECURITIES

         A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors. In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans. See "Descriptions of Permissible Investments--Pass-Through Securities."

         Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association ("Ginnie Mae" or "GNMA"), Federal National Mortgage Association ("Fannie Mae" or "FNMA") or Federal Home Loan Mortgage Corporation ("Freddie Mac" or "FHLMC"), but may also be issued or guaranteed by other private issuers. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. Its objective is to increase the affordability of home mortgage funds for low- and middle-income home buyers. FNMA is a congressionally chartered, company, although neither its stock nor the securities it issues are insured or guaranteed by the federal government. For example, the pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA. FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provide certain guarantees. The corporation's stock is owned by savings institutions across the U.S. and is held in trust by the Federal Home Loan Bank System. Pass-through securities issued by the FHLMC are guaranteed as to timely payment of interest and ultimately collection of principal only by the FHLMC.

         Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government. The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

         Collateralized mortgage obligations ("CMOs") are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as "Mortgage Assets"). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references in this section to CMOs include multi-class pass-through securities. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

         Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. The Portfolio will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. Government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. The Portfolio will only invest in SMBS whose mortgage assets are U.S. Government obligations. A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

         Key Considerations and Risks: Investment in mortgage-backed securities poses several risks, including among others, prepayment, market and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Portfolio invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. Credit risk reflects the risk that the Portfolio may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

         OTHER INVESTMENT COMPANIES

         In seeking to attain their investment objectives, the Portfolio may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, its rules and regulations and any exemptive orders obtained by the Portfolio from the SEC. See also "Investment Policies and Limitations--Exemptive Orders."

         The 1940 Act generally requires that the Portfolio limit its investments in another investment company or series thereof so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and
(c) not more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by the Portfolio.

         The Portfolio has obtained permission from the SEC (via an exemptive order) to purchase shares of other Funds in the Nations Funds Family. The SEC order is subject to certain conditions, including that the Board, before approving the Advisory Agreement, will find that the advisory fees applicable to the Portfolio relying on the order are for services in addition to, rather than duplicative of, services provided pursuant to the Portfolio's Advisory Agreement.

         The Portfolio also has obtained separate permission from the SEC (via exemptive order) to purchase shares of the Nations Funds Money Market Funds. To seek to achieve a return on uninvested cash or for other reasons, the Portfolio may invest up to 25% of their assets in any Money Market Fund. These investments are generally on a short-term basis. BACAP and its affiliates are entitled to receive fees from the Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Portfolio for services provided directly. One condition of the SEC order is that a Money Market Fund may not acquire securities of any other investment company in excess of the limits stated in the second paragraph (above) of this section.

         Key Considerations and Risks: There are certain advantages for the Portfolio to be able invest in shares of other investment companies; for example, it may allow the Portfolio to gain exposure to a type of security. It also may facilitate the Portfolio being fully invested. However, there may be certain disadvantages; for example, it may cost more in terms of fees. That is to say, a shareholder may be charged fees not only on the Portfolio shares he holds directly, but also on the mutual fund shares that his Portfolio purchases. Whether any anticipated return from such an investment will outweigh the costs of purchasing such mutual fund shares when deciding to invest will be considered by the Portfolio.

         Feeder Funds and Master Portfolios - The 1940 Act also permits, under certain conditions, a fund to invest all of its assets in another mutual fund. Under this structure, called a master/feeder structure, which is described above, a fund ("Feeder Fund") invest all of its assets in a corresponding Master Portfolio with the same investment objective, principal investment strategies and risks. The Master Portfolios are separate series of NMIT, which is organized as a business trust under the laws of Delaware, and is itself a registered investment company in the Nations Funds Family. Other entities (e.g., other investment companies, commingled trust funds, institutional and certain individual investors), along with the Feeder Funds, may invest in the Master Portfolios from time to time. Accordingly, there may also be other investment companies, as well as other investment vehicles, through which you can invest in the Master Portfolio which may have higher or lower fees and expenses than those of its corresponding fund, and which may therefore have different performance results than the fund.

         The primary advantages of such a structure are expected economies of scale--that is to say, the larger asset size of the Master Portfolio may allow it to purchase securities and engage in brokerage transactions on more favorable terms than might otherwise be available to a feeder fund alone, as well as to, over time, enjoy other benefits associated with achieving economies of scale.

         However, there are certain considerations and risks that are inherent in the master/feeder structure. For example, each Feeder Fund is potentially liable for certain legal obligations of the Master Portfolio in which it invests. The risk of the Feeder Fund's incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and a Master Portfolio itself is unable to meet its obligations. Accordingly, the Board believes that neither a Feeder Fund nor its shareholders should be adversely affected by reason of the Feeder Fund's investing in a Master Portfolio. As with any mutual fund, other investors in the Master Portfolios could control the results of voting at the Master Portfolio level in certain instances (e.g., a change in fundamental policies by the Master Portfolio which was not approved by the Fund's shareholders). This could lead a Feeder Fund to decide to withdraw its investment in the Master Portfolio. A Feeder Fund also may withdraw its investment in a Master Portfolio at any time if the Board determines that it is in the best interest of the Feeder Fund to do so. Upon such withdrawal, the Board would consider what action might be taken, including the investment of all of the assets of the Feeder Fund in another pooled investment entity having the same (or similar) investment objective, principal investment strategies and risks as the Feeder Fund or the hiring of an investment adviser to manage the Feeder Fund's assets in accordance with its investment objective and principal investment strategies. Further, the withdrawal of other entities that may from time to time invest in the Master Portfolios could have an adverse effect on the performance of such Master Portfolios and their corresponding Feeder Fund, such as decreased economies of scale, and increased per share operating expenses.

         When a Feeder Fund is required to vote as an interest holder of the Master Portfolio, current regulations provide that in those circumstances the Feeder Fund may either pass-through the vote to its shareholders or the Feeder Fund may vote its shares in the Master Portfolio in the same proportion of all other security holders in the Master Portfolio.

         PASS THROUGH SECURITIES (PARTICIPATION INTERESTS AND COMPANY RECEIPTS)

         A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Portfolio. The most common type of pass-through securities are mortgage-backed securities. GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. The Portfolio may purchase modified pass-through GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

         FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates and guaranteed mortgage certificates. Participation certificates resemble GNMA Certificates in that the participation certificates represent a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely payments of interest on the participation certificates and the full return of principal. Guaranteed mortgage certificates also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but is not backed by the full faith and credit of the U.S. Government.

         FNMA issues guaranteed mortgage pass-through certificates. FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by the FNMA as to timely payment of principal and interest but is not backed by the full faith and credit of the U.S. Government.

         Key Considerations and Risks: Except for guaranteed mortgage certificates, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the securities holders, such as the Portfolio, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. Estimated prepayment rates will be a factor considered in calculating the average weighted maturity of the Portfolio which owns these securities. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by the Portfolio might be converted to cash and the Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit the Portfolio's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

         PREFERRED STOCK

         Preferred stock are units of ownership of a public corporation that pay dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. A passed dividend on noncumulative preferred stock is generally gone forever. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of common shares and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed-income bond.

         Auction preferred stock ("APS") is a type of adjustable-rate preferred stock whose dividend is determined every seven weeks in a dutch auction process by corporate bidders. Shares are typically bought and sold at face values ranging from $100,000 to $500,000 per share. Auction preferred stock is sometimes known by the proprietary name given by the relevant broker, e.g., Merril Lynch's AMPS (auction market preferred stock), Salomon Smith Barney's DARTS or First Boston's STARS. Benefits of APS include:

o reduced interest rate risk--Because these securities generally reset within a short period of time, the exposure to interest rate risk is somewhat mitigated.
o preservation of principal--The frequency of the dividend reset provisions makes APS an attractive cash management instrument. The auction reset mechanism generally assures that the shares will trade at par on the auction date. For those that reset frequently the share price is not expected to fluctuate from par, however the reset rate will reflect factors such as market conditions, demand and supply for a particular credit confidence in the issuer.
o credit quality--most corporate APS carry an investment grade credit rating from both Moody's and S&P, municipal APS typically carry the highest credit rating from both Moody's and S&P (Aaa/AAA). This is primarily because the issuers of municipal APS are required under the 1940 Act, to maintain at least 300% asset coverage for senior securities.
o 70% dividend reduction--For corporate APS, qualified corporate buyers (except Subchapter S corporations) may deduct 70% of dividend received from federal income taxation under current regulations. However, in order to qualify for this deduction, the securities must be held a minimum of 46 days.

Key Considerations and Risks: In addition to reinvestment risk if interest rates trend lower, some specific risks with regard to APS include:

o        failed auction--Such a breakdown of the auction process is unlikely;
         however, in the event that the process fails, the rate is reset at the maximum applicable rate, which is usually described in the prospectus and is typically influenced by the issuer's credit rating. In a failed auction, current shareholders are generally unable to sell some, or all, of the shares when the auction is completed. Typically, the liquidity for APS that have experienced a failed auction becomes very limited. If a failed auction were to occur, the shareholder may hold his or her shares until the next auction. Should there not be subsequent auctions that 'unfail' the process, the shareholder may: 1) hold the APS in anticipation of a refinancing by the issuer that would cause the APS to be called, or 2) hold securities either indefinitely or in anticipation of the development of a secondary market.
o early call risk--Although unlikely, the preferred shares are redeemable at any time, at the issuers option, at par plus accrued dividends.
o loss of 70% dividend received deduction (DRD)--If a qualified corporation liquidates a position of APS in the secondary market prior to the 46-day holding period, the eligibility for DRD would be lost.

         Also see Key Considerations and Risks under "Descriptions of Permissible Investments--Common Stock" and "Descriptions of Permissible Investments--Convertible Securities," many of which are applicable to a preferred stock investment.

         PRIVATE PLACEMENT SECURITIES AND OTHER RESTRICTED SECURITIES

         Although many securities are offered publicly, some are offered privately only to certain qualified investors. Private placements may often offer attractive opportunities for investment not otherwise available on the open market. However, the securities so purchased are often "restricted," i.e., they cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

         Generally speaking, private placements may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

         Private placements may be considered illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that has been determined to be liquid under procedures approved by the Board). Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions.

         Key Considerations and Risks: Private placements are generally subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value due to the absence of a trading market.

         Unlike public offerings, restricted securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

         REITS AND MASTER LIMITED PARTNERSHIPS

         A real estate investment trust, or REIT, is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls. An equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A mortgage REIT specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders.

         Partnership units of real estate and other types of companies are sometimes organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects.

         Generally, a master limited partnership is operated under the supervision of one or more managing general partners. Limited partners (like the Portfolio that invests in a master limited partnership) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement.

         Key Considerations and Risks: REITs may be affected by changes in the value of the underlying property owned or financed by the REIT; Mortgage REITs also may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for preferential treatment under the Code.

         The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties, and the issuer's management skill. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Mortgage REITs are subject to the risk that mortgagors may not meet their payment obligations. Each investment also has its unique interest rate and payment priority characteristics. In addition, REITs are subject to unique tax requirements which, if not met, could adversely affect dividend payments. Also, in the event of a default of an underlying borrower or lessee, a REIT could experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

         The risks of investing in a master limited partnership are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be less protections afforded investors in a master limited partnership than investors in a corporation. Additional risks involved with investing in a master limited partnership are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

         REPURCHASE AGREEMENTS

         A repurchase agreement is a money market instrument that is a contract under which the Portfolio acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price (representing the Portfolio's cost plus interest). Repurchase agreements may be viewed, in effect, as loans made by the Portfolio which are collateralized by the securities subject to repurchase. Typically, the Portfolio will enter into repurchase agreements only with commercial banks and registered broker/dealers and only with respect to the highest quality securities, such as U.S. Government obligations. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest. See "Descriptions of Permissible Investments--Money Market Instruments."

         Key Considerations and Risks: Repurchase Agreements are generally subject to counterparty risks, which is the risk that the counterparty to the agreement could default on the agreement. If a seller defaults, the Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement, including interest. In addition, if the seller becomes involved in bankruptcy or insolvency proceedings, the Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if, for example, the Portfolio is treated as an unsecured creditor and required to return the underlying collateral to the seller or its assigns.

         Pursuant to an exemptive order issued by the SEC, the Portfolio may "combine" uninvested cash balances into a joint account, which may be invested in one or more repurchase agreements.

         REVERSE REPURCHASE AGREEMENTS

         A reverse repurchase agreement is a contract under which the Portfolio sells a security for cash for a relatively short period (usually not more than one week) subject to the obligation of the Portfolio to repurchase such security at a fixed time and price (representing the seller's cost plus interest). Reverse repurchase agreements may be viewed as borrowings made by the Portfolio. At the time the Portfolio enters into a reverse repurchase agreement, it may establish a segregated account on its own books, or with its Custodian, in which it will maintain cash, U.S. Government securities or other liquid assets equal in value to its obligations in respect of reverse repurchase agreements.

         Key Considerations and Risks: Reverse repurchase agreements involve the risk that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements if the Portfolio does not establish and maintain a segregated account. Under the requirements of the 1940 Act, the Portfolio is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Portfolio's asset coverage and other factors at the time of a reverse repurchase, the Portfolio may not establish a segregated account when the Adviser believes it is not in the best interests of the Portfolio to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.

         SECURITIES LENDING

         For various reasons, including to enhance the Portfolio's return, the Portfolio may lend its portfolio securities to broker/dealers and other institutional investors. Loans are typically made pursuant to agreements that require the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Such loans may not be made if, as a result, the aggregate amount of all outstanding securities loans for the Portfolio exceed one-third of the value of the Portfolio's total assets. The Portfolio will continue to receive interest on the loaned securities while simultaneously earning interest on the investment of the collateral. However, the Portfolio will normally pay lending fees to such broker/dealers and related expenses from the interest earned on invested collateral.

         The Money Market Funds do not engage in securities lending.

         Key Considerations and Risks: Securities lending transactions are generally subject to counterparty risks, which is the risk that the counterparty to the transaction could default. In other words, the risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, loans are made only to borrowers deemed to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks.

         SHORT SALES

         Selling a security short is the sale of a security or commodity futures contract not owned by the seller. The technique is used to take advantage of an anticipated decline in the price or to protect a profit in a long-term position. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. Until the Portfolio closes its short position or replaces the borrowed security, the Portfolio will cover its position with an offsetting position or maintain a segregated account containing cash or liquid instruments at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short.

         The Portfolio will sometimes make short sales of securities when the Portfolio owns an equal amount of such securities as those securities sold short. This is a technique known as selling short "against the box."

         Key Considerations and Risks: The successful use by the Portfolio of short sales will be subject to the ability of the Adviser to correctly predict movements in the directions of the relevant market. The Portfolio therefore bears the risk that the Adviser will incorrectly predict future price directions. In addition, if the Portfolio sells a security short, and that security's price goes up, the Portfolio will have to make up the margin on its open position (i.e., purchase more securities on the market to cover the position). It may be unable to do so and thus its position may not be closed out. There can be no assurance that the Portfolio will not incur significant losses in such a case.

         Selling securities short "against the box" entails many of the same risks and considerations described above. However, when the Portfolio sells short "against the box" it typically limits the amount of securities that the Portfolio has leveraged.

         STRIPPED SECURITIES

         Stripped securities are derivatives. See generally "Descriptions of Permissible Investments--Derivatives." They are securities where an instrument's coupon (or interest ) is separated from its corpus (or principal) and then are re-sold separately, usually as zero-coupon bonds. Because stripped securities are typically products of brokerage houses and the U.S. Government, there are many different types and variations. For example, separately traded interest and principal securities, or STRIPS, are component parts of a U.S. Treasury security where the principal and interest components are traded independently through the Federal Book-Entry System. Stripped mortgage-backed securities , or SMBS, are also issued by the U.S. Government or an agency. TIGERS are Treasury securities stripped by brokers. See also "Descriptions of Permissible Investments--Zero-Coupon Securities."

         The Adviser will only purchase stripped securities for Money Market Funds where the securities have a remaining maturity of 397 days or less; therefore, the Money Market Funds may only purchase the interest component parts of U.S. Treasury securities.

         Key Considerations and Risks: If the underlying obligations experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recover its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recovered. SMBS issued by the U.S. Government (or a U.S. Government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Portfolio's per share net asset value.

         SWAP CONTRACTS

         Swap agreements are derivative instruments. See generally "Descriptions of Permissible Investments--Derivatives." They can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the Portfolio's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names and include interest rate, index, credit, equity, credit default and currency exchange rate swap agreements. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor. Swap agreements will tend to shift the Portfolio's investment exposure from one type of investment to another. For example, if the Portfolio agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the Portfolio's exposure to long-term interest rates. Caps and floors have an effect similar to buying or writing options.

         Key Considerations and Risks: Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Portfolio's investments and its share price and yield. Additionally, whether the Portfolio's use of swap contracts will be successful in furthering its investment objective will depend on the Adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from the Portfolio. If a swap agreement calls for payments by the Portfolio, the Portfolio must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses. However, the Portfolio will closely monitor the credit of a swap contract counterparty in order to minimize this risk. The Portfolio may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

         The Adviser does not believe that the Portfolio's obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to its borrowing restrictions.

         U.S. GOVERNMENT OBLIGATIONS

         U.S. Government obligations are money market instruments. They include securities that are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, or by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and the U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. An instrumentality of the U.S. Government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and FNMA.

         Because of their relative liquidity and high credit quality, U.S. Government obligations are often purchased by the Money Market Funds, and can in some instances, such as for Treasury Reserves, comprise almost all of their portfolios.

         Key Considerations and Risks: In the case of those U.S. Government obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

         VARIABLE- AND FLOATING-RATE INSTRUMENTS

         These types of securities have variable- or floating-rates of interest and, under certain limited circumstances, may have varying principal amounts. Unlike a fixed interest rate, a variable or floating interest rate is one that rises and falls based on the movement of an underlying index of interest rates. For example, many credit cards charge variable interest rates, based on a specific spread over the prime rate. Most home equity loans charge variable rates tied to the prime rate.

         Variable- and floating-rate instruments pay interest at rates that are adjusted periodically according to a specified formula; for example, some adjust daily and some adjust every six months. The variable- or floating-rate tends to decrease the security's price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

         Key Considerations and Risks: In order to most effectively use these investments, the Adviser must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the Adviser incorrectly forecasts such movements, the Portfolio could be adversely affected by the use of variable- or floating-rate obligations.

         WARRANTS AND RIGHTS

         A warrant is a type of security, usually issued together with a bond or preferred stock, that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common stock, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks. A warrant is usually issued as a sweetener, to enhance the marketability of the accompanying fixed-income securities. Warrants are freely transferable and are traded on major exchanges. The prices of warrants do not necessarily correlate with the prices of the underlying securities and are, therefore, generally considered speculative investments.

         Key Considerations and Risks: The purchase of warrants involves the risk that the purchaser could lose the purchase value of the warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration, if any. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

         WHEN-ISSUED PURCHASES, DELAYED DELIVERY AND FORWARD COMMITMENTS

         The Portfolio may agree to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities. These types of securities are those where the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. When the Portfolio engages in these transactions, its Custodian, or the Portfolio itself, will segregate liquid assets equal to the amount of the commitment.

         The Portfolio will make commitments to purchase securities on a when-issued or delayed delivery basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Portfolio may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases the Portfolio may realize a capital gain or loss.

         The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the net asset value of the Portfolio starting on the date the Portfolio agrees to purchase the securities. The Portfolio does not earn dividends on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Portfolio makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Portfolio's assets. Fluctuations in the value of the underlying securities are not reflected in the Portfolio's net asset value as long as the commitment remains in effect.

         Risks and Other Considerations: Investment in securities on a when-issued or delayed delivery basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio's shareholders will suffer adverse federal income tax consequences if the Portfolio must engage in portfolio transactions in order to honor a when-issued or delayed delivery commitment. In a delayed delivery transaction, the Portfolio relies on the other party to complete the transaction. If the transaction is not completed, the Portfolio may miss a price or yield considered to be advantageous. The Portfolio will employ techniques designed to reduce such risks. If the Portfolio purchases a when-issued security, the Portfolio's Custodian, or the Portfolio itself, will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Portfolio's when-issued commitments. To the extent that liquid assets are segregated, they will not be available for new investments or to meet redemptions. Securities purchased on a delayed delivery basis may require a similar segregation of liquid assets.

         In delayed delivery transactions, delivery of the securities occurs beyond normal settlement periods, but the Portfolio would not pay for such securities or start earning interest on them until they are delivered. However, when the Portfolio purchases securities on such a delayed delivery basis, it immediately assumes the risk of ownership, including the risk of price fluctuation. Failure by a counterparty to deliver a security purchased on a delayed delivery basis may result in a loss or missed opportunity to make an alternative investment. Depending upon market conditions, the Portfolio's delayed delivery purchase commitments could cause its net asset value to be more volatile, because such securities may increase the amount by which the Portfolio's total assets, including the value of when-issued and delayed delivery securities held by the Portfolio, exceed its net assets.

         ZERO-COUPON, PAY-IN-KIND AND STEP-COUPON SECURITIES

         A zero-coupon security is one that makes no periodic interest payments but instead is sold at a deep discount from its face value. There are many different kinds of zero-coupon securities. The most commonly known is the zero-coupon bond, which either may be issued at a deep discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons off a bond and sells the bond of the note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and the zero-coupon issue is marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGER (Treasury Investor Growth Receipt) or STRIPS (Separate Trading of Registered Interest and Principal of Securities). Zero-coupon bonds are also issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the worry about paying federal income tax on imputed interest, since the interest is tax-exempt for federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages also exists; they work on the same principle as zero-coupon bonds--the CD holder or mortgage holder receives face value at maturity, and no payments until then. See "Descriptions of Permissible Investments--Stripped Securities."

         Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

         Step-coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

         In general, owners of zero-coupon, step-coupon and pay-in-kind bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of these bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer, and are not required to act in concert with other holders of such bonds.

         Key Considerations and Risks: Generally, the market prices of zero-coupon, step-coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

         Because zero-coupon securities bear no interest, they are the most volatile of all fixed-income securities. Since zero-coupon bondholders do not receive interest payments, zeros fall more dramatically than bonds paying out interest on a current basis when interest rates rise. However, when interest rates fall, zero-coupon securities rise more rapidly in value than full-coupon bonds, because the bonds have locked in a particular rate of reinvestment that becomes more attractive the further rates fall. The greater the number of years that a zero-coupon security has until maturity, the less an investor has to pay for it, and the more leverage is at work for the investor. For example, a bond maturing in 5 years may double, but one maturing in 25 years may increase in value 10 times, depending on the interest rate of the bond.


         OTHER CONSIDERATIONS

         TEMPORARY DEFENSIVE PURPOSES

         Each Portfolio may hold cash or money market instruments. It may invest in these securities without limit, when the Adviser: (i) believes that the market conditions are not favorable for profitable investing, (ii) is unable to locate favorable investment opportunities, or (iii) determines that a temporary defensive positions advisable or necessary in order to meet anticipated redemption requests, or for other reasons.

         When the Portfolio engages in such strategies, it may not achieve its investment objective.

         PORTFOLIO TURNOVER

         The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as "portfolio turnover." The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to the Portfolio's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio's performance.

          Because the Portfolio is a new series, it does not yet have a portfolio turnover rate.

                             MANAGEMENT OF THE TRUST

         The business and affairs of the Trust are managed under the direction of the Board. The Board is generally responsible for the overall management and supervision of the business and affairs of the Trust and the Portfolio, which includes formulating policies for the Portfolio, approving major service provider contracts (including investment advisory agreements) and authorizing Trust officers to carry out the actions of the Board. A majority of the Trustees are not affiliated with the Adviser or otherwise "interested persons" as defined in the 1940 Act; these Trustees are referred to as Independent Trustees. Although all Trustees are charged with the fiduciary duty of protecting shareholders interests when supervising and overseeing the management and operations of the Trust, the Independent Trustees have particular responsibilities for assuring that the Trust is managed in the best interests of its shareholders, including being charged with certain specific legally mandated duties.

         The Board, including certain of its Committees described below, meet at least quarterly to review, among other things, the business and operations, investment performance and regulatory compliance of the Portfolio. At least annually, the Board reviews, among other things, the fees paid to: (i) the Adviser and any affiliates, for investment advisory and sub-advisory services and other administrative and shareholder services; and (ii) the Distributor for the distribution and sale of Portfolio shares.


         THE TRUSTEES AND PRINCIPAL OFFICERS

         The following table provides basic information about the Trustees and Officers of the Trust. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 72, provided that any Trustee who was a trustee or director of any of the other Companies in the Nations Funds Family as of February 22, 2001, and who reached the age of 72 no later than the end of that calendar year may continue to serve as a Trustee of the Trust until the end of the calendar year in which such Trustee reaches age 75 and may continue to serve for successive annual periods thereafter upon the vote of a majority of the other Trustees.

         In the table below and throughout this section, information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("Independent Trustees"), appears separately from the information for the Interested Trustees. The address of each Trustee and Principal Officer is: c/o Nations Funds, 101 South Tryon Street, 33rd Floor, Charlotte, NC 28255.

                                      TERM OF                                 NUMBER OF
                                      OFFICE                                  FUNDS IN
                           POSITION   AND                                     FUND
                           HELD       LENGTH OF                               COMPLEX
                           WITH THE   TIME        PRINCIPAL OCCUPATION(S)     OVERSEEN BY   OTHER DIRECTORSHIPS HELD
NAME AND AGE               TRUST      SERVED      DURING THE PAST FIVE YEARS  TRUSTEE       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
                              INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------

William P. Carmichael      Trustee    Indefinite  Senior Managing Director    81            Director, Cobra
Age:  58                              term;       of The Succession Fund (a                 Electronics Corporation
                                      Trustee     company formed to advise                  (electronic equipment
                                      since 1999  and buy family owned                      manufacturer), Opta Food
                                                  companies) from 1998                      Ingredients, Inc. (food
                                                  through April 2001.                       ingredients manufacturer)
                                                                                            and Golden Rule Insurance
                                                                                            Company since May, 1994;
                                                                                            Trustee, Nations Funds
                                                                                            Family (2 other registered
                                                                                            investment companies)

William H. Grigg           Trustee    Indefinite  Retired; Chairman           85            Director, The Shaw Group,
Age:  69                              term;       Emeritus since July 1997,                 Inc.; and Director and
                                      Trustee     Chairman and Chief                        Vice Chairman, Aegis
                                      since 1999  Executive Officer through                 Insurance Services, Ltd.
                                                  July 1997 - Duke Power Co.                (a mutual fund insurance
                                                                                            company in Bermuda); Board
                                                                                            member, Nations Funds
                                                                                            Family (6 other registered
                                                                                            investment companies)

Thomas F. Keller           Trustee    Indefinite  R.J. Reynolds Industries    81            Director, Wendy's
Age:  70                              term;       Professor of Business                     International, Inc.
                                      Trustee     Administration, Fuqua                     (restaurant operating and
                                      since 1999  School of Business, Duke                  franchising); Director,
                                                  University, since July                    Dimon, Inc. (tobacco); and
                                                  1974; Dean, Fuqua School                  Director, Biogen, Inc.
                                                  of Business Europe, Duke                  (pharmaceutical
                                                  University, July 1999                     biotechnology); Board
                                                  through June 2001                         member, Nations Funds
                                                                                            Family (6 other registered
                                                                                            investment companies)

                                      TERM OF                                 NUMBER OF
                                      OFFICE                                  FUNDS IN
                           POSITION   AND                                     FUND
                           HELD       LENGTH OF                               COMPLEX
                           WITH THE   TIME        PRINCIPAL OCCUPATION(S)     OVERSEEN BY   OTHER DIRECTORSHIPS HELD
NAME AND AGE               TRUST      SERVED      DURING THE PAST FIVE YEARS  TRUSTEE       BY TRUSTEE

Carl E. Mundy, Jr.         Trustee    Indefinite  President and Chief         81            Director - Shering-Plough
Age:  67                              term;       Executive Officer - USO                   (pharmaceuticals and
                                      Trustee     from May 1996 to May                      health care products);
                                      since 1999  2000; Commandant - United                 General Dynamics
                                                  States Marine Corps from                  Corporation (defense
                                                  July 1991 to July 1995;                   systems); Trustee, Nations
                                                  Member, Board of Advisors                 Funds Family (2 other
                                                  to the Comptroller                        registered investment
                                                  General of the United                     companies)
                                                  States; Chairman, Board
                                                  of Trustees, Marine Corps
                                                  University Foundation;

Dr. Cornelius J. Pings     Trustee    Indefinite  Retired; President,         81            Director, Farmers Group,
Age:  73                              term;       Association of American                   Inc. (insurance company);
                                      Trustee     Universities through June                 Trustee, Nations Funds
                                      since 1999  1998;                                     Family (2 other registered
                                                                                            investment companies)

A. Max Walker              Trustee    Indefinite  Independent Financial       85            Chairman and Board member,
Age:  80                   and        term;       Consultant                                Nations Funds Family (6
                           Chairman   Trustee                                               other registered
                           of the     since 1999                                            investment companies)
                           Board

Charles B. Walker          Trustee    Indefinite  Vice Chairman and Chief     81            Director - Ethyl
Age:  63                              term;       Financial Officer -                       Corporation (chemical
                                      Trustee     Albemarle Corporation                     manufacturing); Trustee,
                                      since 1999  (chemical manufacturing)                  Nations Funds Family (2
                                                                                            other registered
                                                                                            investment companies)
------------------------------------------------------------------------------------------------------------------------
                             INTERESTED TRUSTEES(1)
------------------------------------------------------------------------------------------------------------------------

Edmund L. Benson, III      Trustee    Indefinite  Director, President and     81            Director, Insurance
Age:  65                              term;       Treasurer, Saunders &                     Managers Inc. (insurance);
                                      Trustee     Benson, Inc. (insurance)                  Director, Insurance
                                      since 1999                                            Managers, Inc.
                                                                                            (insurance); Trustee,
                                                                                            Nations Funds Family (2
                                                                                            other registered
                                                                                            investment companies)

Robert H. Gordon           Trustee    Indefinite  President of the Trust,     81            Director, BACAP;
Age:  40                   and Vice   term;       NMIT and NSAT since Oct.                  Co-Chairman of the Board,
                           Chairman   Trustee     2002; President of                        BACAP; and Trustee,
                           of the     since 2002  Nations Balanced Target                   Nations Funds Family (2
                           Board                  Maturity Fund, Inc.,                      other registered
                                                  Nations Government Income                 investment companies)
                                                  Term Trust 2004, Inc.,
                                                  Nations Government Income
                                                  Term Trust 2003, Inc. and
                                                  Hatteras Income
                                                  Securities, Inc. since
                                                  March 1998; President and
                                                  Director, BACAP (or its
                                                  predecessors) since
                                                  February 1998; President,
                                                  BACAP since March 2002 and
                                                  Co-Chairman of the Board,
                                                  since January 2000; Senior
                                                  Vice-President, BACAP (or its
                                                  predecessors) 1995-February
                                                  1998; Senior Vice President,
                                                  Bank of America since 1993.

James B. Sommers           Trustee    Indefinite  Retired                     81            Chairman - Central
Age:  63                              term;                                                 Piedmont Community
                                      Trustee                                               Director, College
                                      since 1999                                            Foundation; Board of
                                                                                            Commissioners,
                                                                                            Charlotte/Mecklenberg
                                                                                            Hospital Authority;

                                      TERM OF                                 NUMBER OF
                                      OFFICE                                  FUNDS IN
                           POSITION   AND                                     FUND
                           HELD       LENGTH OF                               COMPLEX
                           WITH THE   TIME        PRINCIPAL OCCUPATION(S)     OVERSEEN BY   OTHER DIRECTORSHIPS HELD
NAME AND AGE               TRUST      SERVED      DURING THE PAST FIVE YEARS  TRUSTEE       BY TRUSTEE


                                                                                            Trustee, Central Piedmont
                                                                                            Community College, Mint
                                                                                            Museum of Art; Trustee,
                                                                                            Nations Funds Family (2
                                                                                            other registered
                                                                                            investment companies)

Thomas S. Word, Jr.        Trustee    Indefinite  Partner - McGuire, Woods,   81            Director - Vaughan-Bassett
Age:  64                              term;       Battle & Boothe LLP (law                  Furniture Company, Inc.
                                      Trustee     firm)                                     (furniture); Trustee,
                                      since 1999                                            Nations Funds Family (2
                                                                                            other registered
                                                                                            investment companies)

------------------------------------------------------------------------------------------------------------------------
                               PRINCIPAL OFFICERS
------------------------------------------------------------------------------------------------------------------------

Robert H. Gordon           President  Indefinite  President of the Trust,     85            Director, BACAP;
Age:  40                              term;       NMIT and NSAT since Oct.                  Co-Chairman of the Board,
                                      President   2002; President of                        BACAP.
                                      since 2002  Nations Balanced Target
                                                  Maturity Fund, Inc.,
                                                  Nations Government Income
                                                  Term Trust 2004, Inc.,
                                                  Nations Government Income
                                                  Term Trust 2003, Inc. and
                                                  Hatteras Income
                                                  Securities, Inc. since
                                                  March 1998; President and
                                                  Director, BACAP (or its
                                                  predecessors) since
                                                  February 1998; President,
                                                  BACAP since March 2002
                                                  and Co-Chairman of the
                                                  Board, since January
                                                  2000; Senior
                                                  Vice-President, BACAP (or
                                                  its predecessors)
                                                  1995-February 1998;
                                                  Senior Vice President,
                                                  Bank of America since
                                                  1993.

Edward D. Bedard           Chief      Indefinite  Chief Financial Officer     85            None
Age:  43                   Financial  term;       of the Trust, NMIT and
                           Officer    Treasurer   NSAT since Jan. 2003;
                                      since 2003  Treasurer of the Trust,
                                                  NMIT and NSAT since Oct.
                                                  2002; Chief Financial
                                                  Officer of Nations
                                                  Balanced Target Maturity
                                                  Fund, Inc., Nations
                                                  Government Income Term
                                                  Trust 2004, Inc., Nations
                                                  Government Income Term
                                                  Trust 2003, Inc. and
                                                  Hatteras Income
                                                  Securities, Inc. since
                                                  March 1998; Director,
                                                  BACAP (or its
                                                  predecessors) since 1997;
                                                  Senior Vice President and
                                                  Chief Operating Officer,
                                                  BACAP since 1996; and
                                                  Chief Administrative
                                                  Officer and Treasurer,
                                                  BACAP since January 2000.

Gerald Murphy              Treasurer  Indefinite  Treasurer of the Trust,     85            None
Age:  42                              term;       NMIT and NSAT since Jan.
                                      Treasurer   2003; Treasurer of
                                      since 2003  Nations Balanced Target
                                                  Maturity Fund, Inc.,
                                                  Nations Government Income
                                                  Term Trust 2004, Inc.,

                                      TERM OF                                 NUMBER OF
                                      OFFICE                                  FUNDS IN
                           POSITION   AND                                     FUND
                           HELD       LENGTH OF                               COMPLEX
                           WITH THE   TIME        PRINCIPAL OCCUPATION(S)     OVERSEEN BY   OTHER DIRECTORSHIPS HELD
NAME AND AGE               TRUST      SERVED      DURING THE PAST FIVE YEARS  TRUSTEE       BY TRUSTEE

                                                  Nations Government Income
                                                  Term Trust 2003, Inc. and
                                                  Hatteras Income
                                                  Securities, Inc. since
                                                  1999; Senior Vice
                                                  President, BACAP (or its
                                                  predecessors) since 1998;
                                                  Vice President, Citibank
                                                  1997-December 1998.

Robert B. Carroll          Secretary  Indefinite  Secretary of the Trust,     85            None
Age:  42                              term;       NMIT and NSAT since Jan.
                                      Secretary   2003; Secretary of
                                      since 2003  Nations Balanced Target
                                                  Maturity Fund, Inc.
                                                  Nations Government Income
                                                  Term Trust 2003, Inc.,
                                                  Nations Government Income
                                                  Term Trust 2004, Inc. and
                                                  Hatteras Income
                                                  Securities, Inc. since
                                                  1997; Associate General
                                                  Counsel, Bank of America
                                                  Corporation since 1999;
                                                  Assistant General
                                                  Counsel, Bank of America
                                                  Corporation 1996-1999.

----------------

(1) Basis of Interestedness. Mr. Benson's step-son is an employee of Bank of America, the parent of BACAP. Mr. Sommers owns securities of Bank of America Corporation, the parent holding company of BACAP. Mr. Word is affiliated with a law firm which provides services to Bank of America and certain of its affiliates.


         BOARD COMMITTEES

         The Trust has an Audit Committee, Governance Committee and Investment Committee. The primary responsibilities of the Audit Committee are, as set forth in its charter, to make recommendations to the Board as to: the engagement or discharge of the independent auditors (including the audit fees charged by auditors); supervise investigations into matters relating to audit matters; review with the independent auditors the results of audits; and address any other matters regarding audits. The members of the Audit Committee are: Dr. Thomas Keller (Chair), Dr. Cornelius Pings and Charles B. Walker. The Audit Committee members are not "interested" persons (as defined in the 1940 Act).

         The primary responsibilities of the Governance Committee are, as set forth in its charter, to make recommendations to the Board on issues related to the Independent Trustees and the composition and operation of the Board, and communicate with management on those issues. The Governance Committee also evaluates and nominates Trustee candidates. The members of the Governance Committees are: William H. Grigg (Chair), William P. Carmichael and Carl E. Mundy, Jr. The Governance Committee members are not "interested" persons (as defined in the 1940 Act). The Governance Committee generally does not consider unsolicited nominations to the Board.

         The primary responsibilities of the Investment Committee are, as set forth in its charter, to assist the Board in carrying out its oversight responsibilities in specific areas of investment management, both by acting as liaison between the full Board and the Adviser on investment matters, and by acting on behalf of the Board, on an interim basis, on investment issues in non-recurring or extraordinary circumstances when it is impractical to convene a meeting of the full Board. In carrying out these general responsibilities, the Investment Committee assists the Board in connection with issues relating to: the investment policies and procedures adopted for the Portfolio; appropriate performance benchmarks and other comparative issues; portfolio management staffing and other personnel issues of the Adviser; investment related compliance issues; possible exemptive applications or other relief necessary or appropriate with respect to investment matters; and other investment related matters referred from time to time to the Committee by the full Board. The Committee reports its activities to the full Board on a regular basis and are responsible for making such recommendations with respect to the matters described above and other matters as the Committee may deem necessary or appropriate. The members of the Investment Committees are: William P. Carmichael (Chair), Edmund L. Benson, James B. Sommers and Thomas S. Word, Jr.


         BOARD COMPENSATION

         Trustees are compensated for their services to the Nations Funds Family on a complex-wide basis, and not on a per registered investment company or per fund basis, as follows:


--------------------------------------- ------------------------------------------------------------
TRUSTEE                                 ANNUAL RETAINER:  $75,000
                                        BOARD CHAIRMAN:  Additional 25% of the base annual
                                        retainer.
                                        TERMS:  Payable in quarterly installments.  Payable pro
                                        rata for partial calendar year service.  Allocated across
                                        multiple registrants.
                                        MEETING FEES:  $7,000 per meeting for in-person meetings
                                        (up to six meetings per calendar year) and $1,000 for
                                        telephone meetings.  Allocated across multiple registrants convened at meetings.
--------------------------------------- ------------------------------------------------------------
AUDIT COMMITTEE MEMBER                  CHAIRMAN:  Additional 10% of the combined base retainer
                                        and all meeting fees as Trustee.
                                        MEETING FEES:  $1,000 per meeting if not held within one
                                        calendar day before or after regularly scheduled Board
                                        meetings.  Allocated across multiple registrants convened
                                        at meetings.
--------------------------------------- ------------------------------------------------------------
GOVERNANCE COMMITTEE MEMBER             CHAIRMAN:  Additional 10% of the combined retainer and all meeting fees as Trustee.
                                        MEETING FEES:  $1,000 per meeting if not held within one
                                        calendar day before or after regularly scheduled Board
                                        meetings.  Allocated across multiple registrants convened
                                        at meetings.
--------------------------------------- ------------------------------------------------------------
INVESTMENT COMMITTEE MEMBER             CHAIRMAN:  Additional 10% of the combined retainer and all meeting fees as Trustee.
                                        MEETING FEES:  $1,000 per meeting if not held within one
                                        calendar day before or after regularly scheduled Board
                                        meetings.  Allocated across multiple registrants convened
                                        at meetings.

          COMPENSATION TABLE FOR THE FISCAL YEAR ENDED MARCH 31, 2003

                                                   Pension or Retirement   Estimated         Total Compensation
                                Aggregate          Benefits Accrued as     Annual Benefits   from the Nations Funds
                                Compensation       Part of                 Upon              Complex Paid to
   Name of Trustee              from the Trust     Fund Expenses           Retirement        Directors
   ---------------------------- ------------------ ----------------------- ----------------- ------------------------
                              INDEPENDENT TRUSTEES
   ---------------------------- ------------------ ----------------------- ----------------- ------------------------
   William P. Carmichael             [    ]                [    ]               [    ]               [    ]
   ---------------------------- ------------------ ----------------------- ----------------- ------------------------
   William H. Grigg                  [    ]                [    ]               [    ]               [    ]
   ---------------------------- ------------------ ----------------------- ----------------- ------------------------
   Thomas F. Keller                  [    ]                [    ]               [    ]               [    ]
   ---------------------------- ------------------ ----------------------- ----------------- ------------------------
   Carl E. Mundy                     [    ]                [    ]               [    ]               [    ]
   ---------------------------- ------------------ ----------------------- ----------------- ------------------------
   Cornelius J. Pings                [    ]                [    ]               [    ]               [    ]
   ---------------------------- ------------------ ----------------------- ----------------- ------------------------
   A. Max Walker                     [    ]                [    ]               [    ]               [    ]
   ---------------------------- ------------------ ----------------------- ----------------- ------------------------
   Charles B. Walker                 [    ]                [    ]               [    ]               [    ]
   ------------------------------------------------------------------------------------------------------------------


                                                   Pension or Retirement   Estimated         Total Compensation
                                Aggregate          Benefits Accrued as     Annual Benefits   from the Nations Funds
                                Compensation       Part of                 Upon              Complex Paid to
   Name of Trustee              from the Trust     Fund Expenses           Retirement        Directors
   ---------------------------- ------------------ ----------------------- ----------------- ------------------------
                                                  INTERESTED TRUSTEES
   ---------------------------- ------------------ ----------------------- ----------------- ------------------------
   Edmund L. Benson, III             [    ]                [    ]               [    ]               [    ]
   ---------------------------- ------------------ ----------------------- ----------------- ------------------------
   Robert H. Gordon                  [    ]                [    ]               [    ]               [    ]
   ---------------------------- ------------------ ----------------------- ----------------- ------------------------
   James B. Sommers                  [    ]                [    ]               [    ]               [    ]
   ---------------------------- ------------------ ----------------------- ----------------- ------------------------
   Thomas S. Word, Jr.               [    ]                [    ]               [    ]               [    ]

         RETIREMENT PLAN

         On November 29, 2001, the Board approved the termination of the Nations Funds Retirement Plan effective January 1, 2002. The eligible Trustees had the option of a rollover into the Nations Funds Deferred Compensation Plan on January 1, 2002 or to take a lump sum distribution, including interest, on January 1, 2003. The estimated annual benefits upon retirement stated above reflect the five year payout period, but will be paid out in a lump sum as the options state above.

         Under the terms of the Nations Funds Retirement Plan, which although now terminated was in effect through December 31, 2001, each eligible Trustee may be entitled to certain benefits upon retirement from the board of one or more of the Funds in the Nations Funds Fund Complex. Pursuant to the Retirement Plan, the normal retirement date is the date on which an eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the Funds. If a director retires before reaching age 65, no benefits are payable. Each eligible director is entitled to receive an annual benefit from the Funds equal to 5% of the aggregate directors' fees payable by the Funds during the calendar year in which such director's retirement occurs multiplied by the number of years of service (not in excess of ten years of service) completed with respect to any of the Funds. Such benefit is payable to each eligible director in quarterly installments for a period of no more than five years. If an eligible director dies after attaining age 65, such director's surviving spouse (if any) will be entitled to receive 50% of the benefits that would have been paid (or would have continued to have been paid) to the director if he had not died. The Retirement Plan is unfunded. The benefits owed to each director are unsecured and subject to the general creditors of the Funds.


         NATIONS FUNDS DEFERRED COMPENSATION PLAN

         Under the terms of the Nations Funds Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan"), each Trustee may elect, on an annual basis, to defer all or any portion of the annual board fees (including the annual retainer and all attendance fees) payable to the Trustee for that calendar year. An application was submitted to and approved by the SEC to permit deferring Trustees to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Funds. Distributions from the deferring Trustees' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five years beginning on the first day of the first calendar quarter following the later of the quarter in which the Trustee attains age 65 or the quarter in which the Trustee terminates service as Trustee of the Funds. The Board, in its sole discretion, may accelerate or extend such payments after a Trustee's termination of service. If a deferring Trustee dies prior to the commencement of the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a lump sum as soon as practicable after the Trustee's death. If a deferring Trustee dies after the commencement of such distribution, but prior to the complete distribution of his deferral account, the balance of the amounts credited to his deferral account will be distributed to his designated beneficiary over the remaining period during which such amounts were distributable to the Trustee. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way and deferring Trustees have the status of unsecured creditors of the Trust.


         BENEFICIAL EQUITY OWNERSHIP INFORMATION

         As of the date of this SAI, Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust.

         The table below shows for each Trustee, the amount of Portfolio equity securities beneficially owned by the Trustee and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D =
$50,001-$100,000; and E = over $100,000.

               Beneficial Equity Ownership in Nations Funds Family
                      Calendar Year Ended December 31, 2002


TRUSTEE                       DOLLAR RANGE OF EQUITY SECURITIES OF      AGGREGATE DOLLAR RANGE OF EQUITY
                              THE PORTFOLIO                             SECURITIES OF NATIONS FUNDS FAMILY
---------------------------------------------------------------------------------------------------------------
                              INDEPENDENT TRUSTEES
----------------------------- ----------------------------------------- ---------------------------------------
William P. Carmichael                            A                                       [ ]
----------------------------- ----------------------------------------- ---------------------------------------
William H. Grigg                                 A                                       [ ]
----------------------------- ----------------------------------------- ---------------------------------------
Thomas F. Keller                                 A                                       [ ]
----------------------------- ----------------------------------------- ---------------------------------------
Carl E. Mundy                                    A                                       [ ]
----------------------------- ----------------------------------------- ---------------------------------------
Cornelius J. Pings                               A                                       [ ]
----------------------------- ----------------------------------------- ---------------------------------------
A. Max Walker                                    A                                       [ ]
----------------------------- ----------------------------------------- ---------------------------------------
Charles B. Walker                                A                                       [ ]
---------------------------------------------------------------------------------------------------------------
                               INTERESTED TRUSTEES
----------------------------- ----------------------------------------- ---------------------------------------
Edmund L. Benson, III                            A                                       [ ]
----------------------------- ----------------------------------------- ---------------------------------------
Robert H. Gordon                                 A                                       [ ]
----------------------------- ----------------------------------------- ---------------------------------------
James B. Sommers                                 A                                       [ ]
----------------------------- ----------------------------------------- ---------------------------------------
Thomas S. Word, Jr.                              A                                       [ ]

         OWNERSHIP OF SECURITIES OF ADVISER, DISTRIBUTOR, OR RELATED ENTITIES

         None of the Independent Trustees and/or their immediate family members own securities of the adviser, the distributor, or any entity controlling, controlled by, or under common control with the adviser or the distributor.


         DISCLOSURE OF OTHER TRANSACTIONS INVOLVING TRUSTEES

         Mr. Grigg has an individual retirement account and two revocable trust brokerage accounts maintained at Bank of America and for which Bank of America serves as trustee. Mr. Grigg also maintains a brokerage account at Bank of America with a value of approximately $600,000.

         Mr. Keller has opened a line of credit with Bank of America, the maximum amount under which is $100,000. Mr. Keller also maintains a brokerage account at Bank of America with at value of approximately $50,000.

         Mr. Word maintains an individual retirement account, managed on a discretionary basis, by Bank of America valued in excess of $300,000.

         APPROVAL OF ADVISORY AGREEMENT

         Under Section 15(c) of the Investment Company Act of 1940, the Board is required to approve annually the Advisory Agreement for the Portfolio. At each quarterly meeting, the Board reviews, among other information, performance data and information about the nature and quality of services provided by the Advisers. Then, at least annually, the Board is provided with additional quantitative and qualitative information to assist it in evaluating whether to approve the continuance of the Advisory Agreements. This information includes comparative fee information, profitability information, performance data, a description of the investment approach and style, experience and management resources of the Advisers and information about the financial condition of the Advisers.

         In approving the Advisory Agreement initially, the Board reviewed detailed statistical information regarding the performance and expenses of the Portfolio and was provided with a description of the methodology used to prepare this information. For comparative purposes, the Board reviewed performance information for a group of funds that was similar to the Portfolio ("Peer Group"), the relevant universe of funds provided by Lipper Inc., an independent provider of investment company data (the "Lipper Universe"), and an appropriate broad-based market index. The Board also reviewed, as compared to its Peer Group and Lipper Universe, the: (i) combined advisory and administration fees both before and after fee waivers and/or expense reimbursements; (ii) actual expense ratios; (iii) maximum contractual advisory fees permitted under the Advisory Agreement (excluding fee waivers and/or expense reimbursements); and (iv) data showing the impact of breakpoints on contractual advisory fees as assets increase, noting that the Portfolio currently utilizes a scaled investment advisory structure whereby the it pays a maximum of 0.50% of average daily net assets, provided that no fee shall be payable for assets invested in other Fund(s) advised by Adviser that compensate Adviser directly for advisory services. For assets invested in other Fund(s) advised by Adviser that do not compensate Adviser directly for advisory services, the amount payable indirectly to Adviser for such services, which is an identical fee rate charged to all investors in such Fund(s) as specified in the investment advisory agreement for such other Fund(s), shall be payable out of the advisory fee paid to Adviser under this Agreement.

           During its review, the Board considered the advisory and other fees paid by the Portfolio to BACAP for advisory and other services it provides to the Portfolio. The Board also reviewed information pertaining to the fee structure for Portfolio and considered whether alternative fee structures (such as breakpoint fee structures or performance-based fees) would be more appropriate or reasonable taking into consideration any economies of scale or other efficiencies that might accrue from increases in the Portfolio's asset levels.

         The Board reviewed the fee waiver and/or expense reimbursement arrangements currently in place for most of the Portfolio. Specifically, the Board received a report showing the impact of such waivers and/or reimbursements, and considered what the expense ratios of the Portfolio would be absent the waivers and/or reimbursements. Additionally, the Board was provided with information about fees charged by the Adviser to other similar clients or accounts.

         The Board considered "fall-out" or ancillary benefits received by the Adviser and its affiliates as a result of its relationship with the Portfolio. Such benefits could include, among others, benefits attributable to the Adviser's relationship with the Portfolio (such as soft-dollar credits) and benefits potentially derived from an increase in the Adviser's business as a result of its relationship with the Portfolio (such as the ability to market to shareholders other financial products offered by the Adviser).

         The Adviser's most recent Form ADV was made available to the Board. The Board analyzed the Adviser's background and the scope and nature of the services that it provides to the Portfolio. Among other things, the Board reviewed the investment experience of the Adviser. The Board was advised that the Adviser has established an investment program for the Portfolio and either makes, or supervises and evaluates the various sub-advisers who make, the day-to-day investment decisions for the Portfolio. The Board also was advised that the Adviser's responsibilities include monitoring of the Portfolio's compliance with federal securities laws and regulations. The Board reviewed the Adviser's compliance procedures, including the Adviser's policies relating to its Codes of Ethics and the policies on personal trading, internal compliance procedures relating to the Portfolio's portfolio investments and operations, the process for monitoring and evaluating third-party services, maintenance of books and records of the Portfolio and the Adviser. The Board also received and reviewed information on all SEC and other regulatory inquiries or audits of the Adviser. The Board also considered the background and experience of the senior management of the Adviser and the expertise of, and amount of attention given to the Portfolio by, investment analysts and both junior and senior investment personnel of the Adviser.

         Before approving the Advisory Agreement, the Board reviewed a detailed profitability analysis of the Adviser based on the fees payable under the Advisory Agreement, including any fee waivers or fee caps, as well as other relationships between the Portfolio on the one hand and the Adviser and its affiliates on the other.

         In addition to the above considerations, the Board considered the Portfolio's Adviser's investment approach and style, research capabilities, means for executing portfolio transactions and scope of investment services. The Board analyzed the degree to which the Adviser's investment approach and style are suited to the Portfolio, and received information about the sources of its investment research and analysis. The Board reviewed the qualifications, backgrounds and responsibilities of the individuals primarily responsible for performing investment services for the Portfolio. The Board also reviewed the Adviser's procedures for selecting brokers to execute portfolio transactions for the Portfolio, including the factors considered in selecting a broker to execute portfolio transactions and any soft dollar arrangements. The Board considered the standards applied and performance achieved in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the existence of quality controls applicable to brokerage allocation procedures. The Board reviewed the Adviser's method for allocating portfolio investment opportunities among the Funds and other advisory clients.

         Finally, in evaluating the Adviser, the Board was informed that the Adviser has the size, visibility and resources to attract and retain highly qualified investment professionals, including research, advisory, or marketing personnel. Similarly, the Board reviewed each entity's ability to provide a competitive compensation package, including incentive and retirement plans, to its employees. In addition, the Board reviewed recent and anticipated hirings and departures of key personnel, the Advisers' policies relating to assignment of key personnel to the Portfolio, and the general nature of the compensation structure applicable key personnel, including portfolio managers.

         Based on the above analysis, the Board, including the Independent Trustees assisted by independent legal counsel, determined that the Advisory Agreement, including the fee levels, was fair and reasonable in light of all relevant circumstances. This determination was based on the factors more fully discussed above, including: (i) the advisory fees paid by the Portfolio compared to other similar funds; (ii) the Adviser's background and experience; (iii) the quality of services provided by the Adviser; and (iv) the level of profits realized by the Adviser from their advisory arrangement with the Portfolio.


         CODES OF ETHICS

         The Trust, the Adviser and BACAP Distributors has adopted a Code of Ethics which contains policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These Codes of Ethics substantially comply in all material respects with recently amended Rule 17j-1 under the 1940 Act, which among other things provides that the Board must review each Code of Ethics at least annually.

         The Codes of Ethics, among other things, prohibit each access person from purchasing or selling securities when such person knows or should have known that, at the time of the transaction, the security (i) was being considered for purchase or sale by the Portfolio, or (ii) was being purchased or sold by the Portfolio. For purposes of the Codes of Ethics, an access person means (i) a director or officer of the Trust, (ii) any employee of the Trust (or any company in a control relationship with the Trust) who, in the course of his/her regular duties, obtains information about, or makes recommendations with respect to, the purchase or sale of securities by the Trust, and (iii) any natural person in a control relationship with the Trust who obtains information concerning recommendations made to the Trust regarding the purchase or sale of securities. Fund managers and other persons who assist in the investment process are subject to additional restrictions, including a requirement that they disgorge to the Trust any profits realized on short-term trading (i.e., the purchase/sale or sale/purchase of securities within any 60-day period). The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the Codes of Ethics generally require access persons, other than Independent Trustees, submit reports to the Trust's designated compliance person regarding transactions involving securities which are eligible for purchase by the Portfolio. The Codes of Ethics for the Trust, the Advisers and BACAP Distributors are on public file with, and are available from, the SEC.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of September __, 2003, BACAP Distributors, One Bank of America Plaza, Charlotte, NC 28255, a wholly-owned subsidiary of Bank of America Corporation, may be deemed a "control person" (as that term is defined in the 1940 Act) of the Portfolio because it is deemed to beneficially own greater than 25% of the outstanding shares by virtue of its fiduciary or trust roles. As of September 1, 2003, the Trustees and Officers of the Trust as a group owned less than 1% of each class of shares of each Fund.

         As of September ___, 2003, the name, address and percentage of ownership of each person who may be deemed to be a principal holder (i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund's outstanding shares) are shown below:

                     INVESTMENT ADVISORY AND OTHER SERVICES

         INVESTMENT ADVISER

         BACAP is the investment adviser to the Portfolio.

         BACAP also serves as the investment adviser to the portfolios of Nations Separate Account Trust, a registered investment company that is part of the Nations Funds Family. In addition, BACAP serves as the investment adviser to Hatteras Income Securities, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and Nations Balanced Target Maturity Fund, Inc., each a closed-end diversified management investment company traded on the NYSE.

         BACAP is a wholly-owned subsidiary of Bank of America, which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. The principal office of BACAP is One Bank of America Plaza, Charlotte, N.C. 28255.

         Since 1874, Bank of America and its predecessors have been managing money for foundations, universities, corporations, institutions and individuals. Today, Bank of America affiliates collectively manage in excess of $275 billion, including more than $148 billion in mutual fund assets. It is a company dedicated to a goal of providing responsible investment management and superior service. Bank of America is recognized for its sound investment approaches, which place it among the nation's foremost financial institutions. Bank of America and its affiliates make available a wide range of financial services to its over 6 million customers through over 1700 banking and investment centers.

         The Portfolio, in any advertisement or sales literature, may advertise the names, experience and/or qualifications of BACAP, including the individual portfolio manager(s) of any underlying Fund, or if a Fund is managed by team or committee, such Fund may advertise the names, experience and/or qualifications of any such team or committee member.

         INVESTMENT ADVISORY AGREEMENT

         Pursuant to the terms of the Trust's Investment Advisory Agreement, BACAP, as investment adviser to the Portfolio, is responsible for the overall management and supervision of the investment management of the Portfolio and it selects and manages the investments of the Portfolio. The Adviser performs its duties subject at all times to the control of the Board and in conformity with the stated policies of the Portfolio. The Investment Advisory Agreement is sometimes referred to as the "Advisory Agreement."

         The Advisory Agreement generally provide that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of the Adviser's obligations or duties thereunder, or any of its respective officers, directors, employees or agents, the Adviser shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

         The Advisory Agreement became effective with respect to the Portfolio after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Advisory Agreement is specifically approved at least annually by the Trust's Board, including its Independent Trustees. The Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to the Portfolio at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by BACAP on 60 days' written notice.

         BACAP also may pay amounts from its own assets to BACAP Distributors or to selling or servicing agents for services they provide.

         ADVISORY FEE RATE

         The Portfolio pays BACAP an annual fee for its investment advisory services, as set forth in the Investment Advisory Agreement. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly, as follows:

o The Portfolio pays a maximum of [0.50%] average daily net assets, provided that no fee shall be payable for assets invested in other Fund(s) advised by Adviser that compensate Adviser directly for advisory services. For assets invested in other Fund(s) advised by Adviser that do not compensate Adviser directly for advisory services, the amount payable indirectly to Adviser for such services, which is an identical fee rate charged to all investors in such Fund(s) as specified in the investment advisory agreement for such other Fund(s), shall be payable out of the advisory fee paid to Adviser under this Agreement.

         ADVISORY FEES PAID

         Because the Portfolio is a new series, it hasn't yet paid any advisory fees.


         ADMINISTRATOR AND SUB-ADMINISTRATOR

         ADMINISTRATOR

         BACAP Distributors serves as Administrator of the Portfolio. Pursuant to a separate agreement for the Portfolio, BACAP Distributors has agreed to absorb all fees and expenses incurred under the Administration Agreement. BACAP Distributors also may pay amounts from its own assets to selling or servicing agents for services they provide.

         Pursuant to the Administration Agreement, BACAP Distributors has agreed to, among other things, (i) maintain office facilities for the Trust and the Portfolio, (ii) furnish statistical and research data, data processing, clerical, and internal executive and administrative services to the Trust, (iii) furnish corporate secretarial services to the Trust, including coordinating the preparation and distribution of materials for Board meetings, (iv) coordinate the provision of legal advice to each the Trust with respect to regulatory matters, (v) coordinate the preparation of reports to the Portfolio's shareholders and the SEC, including annual and semi-annual reports, (vi) coordinate the provision of services to the Trust by the Transfer Agent, Sub-Transfer Agent and the Custodian, and (vii) generally assist in all aspects of the Trust's operations, (viii) provide accounting and bookkeeping services for the Portfolio, (ix) compute each Portfolio's net asset value and net income,
(x) accumulate information required for the Trust's reports to shareholders and the SEC, (xi) prepare and file the Trust's federal and state tax returns, (xii) perform monthly compliance testing for the Trust, and (xiii) prepare and furnish the Trust monthly broker security transaction summaries and transaction listings and performance information.

         The Administration Agreement may be terminated by a vote of a majority of the Trustees or by BACAP Distributors, on 60 days' written notice without penalty. The Administration Agreement is not assignable without the written consent of the other party. Furthermore, the Administration Agreement provides that BACAP Distributors shall not be liable to the Portfolio or to their shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty on the part of either BACAP Distributors.

         SUB-ADMINISTRATOR

         BNY serves as Sub-Administrator for the Portfolio pursuant to a Sub-Administration Agreement. Pursuant to its terms, BNY assists BACAP Distributors in supervising, coordinating and monitoring various aspects of the Portfolio's administrative operations. For providing such services, BNY is entitled to receive a monthly fee from BACAP Distributors based on an annual rate of the Portfolio's average daily net assets, as shown below.

First               $500 million                  0.000450
Next                $500 million                  0.000350
Next                $250 million                  0.000225
Next                $250 million                  0.000100
On excess           (>$1.5 billion)               0.000050

         SUB-ADMINISTRATION FEES PAID

         Because the Portfolio is a new series, it has not yet paid any sub-administration fees.

         12B-1 PLANS

         The Trust has adopted a Rule 12b-1, or distribution plan, for the Portfolio's Investor A, Investor B and

Investor C.

         With respect to the Portfolio's Investor A Shares, the Trust has adopted a combined distribution and shareholder servicing plan. The Investor A Distribution and Shareholder Servicing Plan and the Investor A Distribution Plan provide that the Portfolio may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide or to Servicing Agents for shareholder services they may provide, up to 0.25% (on an annualized basis) of the average daily net asset value of the Portfolio.

         With respect to the Portfolio's Investor B Shares, the Trust has adopted a distribution plan. The Investor B Distribution Plan provides that the Portfolio may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Investor B Shares. BACAP Distributors has entered into an arrangement whereby sales commissions payable to broker/dealers with respect to sales of Investor B Shares of the Portfolio are financed by an unaffiliated third party lender. Under this financing arrangement, BACAP Distributors has assigned certain amounts that it is entitled to receive pursuant to the Investor B Distribution Plan to the third party lender, as reimbursement and consideration for these payments.

         With respect to the Portfolio's Investor C Shares, the Trust has adopted a distribution plan. The Investor C Distribution Plan provides that the Portfolio may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Investor C Shares of the Portfolio.

         Payments under the Investor A Distribution and Servicing Plan, the Investor A Distribution Plan, Investor B Distribution Plan and Investor C Distribution Plan generally may be made with respect to the following: (i) preparation, printing and distribution of prospectuses, sales literature and advertising materials; (ii) commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iii) overhead and other office expenses of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iv) opportunity costs relating to the foregoing (which may be calculated as a carrying charge on the Distributor's or Selling Agents' unreimbursed expenses incurred in connection with distribution or sales support activities, respectively); and (v) any other costs and expenses relating to distribution or sales support activities.

         Expenses incurred by the Distributor pursuant to a Distribution Plan in any given year may exceed the sum of the fees received under the Distribution Plan. Any such excess may be recovered by the Distributor in future years so long as the Distribution Plan is in effect. If the Distribution Plan were terminated or not continued, the Portfolio would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Portfolio.

         The Portfolio participate in joint distribution activities with other Funds in the Nations Funds Family. The fees paid under each Distribution Plan adopted by the Portfolio may be used to finance the distribution of the shares of other Funds in the Nations Funds Family. Such distribution costs are allocated based on the relative net asset size of the respective Funds.

         Because the Portfolio is a new series, it has not yet paid any distribution-related fees.


         EXPENSES

         The Distributor and Administrator furnish, without additional cost to the Trust, the services of certain officers of the Trust and such other personnel (other than the personnel of an Adviser) as are required for the proper conduct of the Trust's affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Trust's shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Distribution Plans of Portfolio, sales-related expenses incurred by the Distributor may be reimbursed by the Trust.

         The Trust pays or causes to be paid all other expenses of the Trust, including, without limitation: the fees of the Adviser, the Distributor, Administrator and Sub-Administrator; the charges and expenses of any registrar, any custodian or depository appointed by the Trust for the safekeeping of its cash, Portfolio securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Trust; brokerage commissions chargeable to the Trust in connection with Portfolio securities transactions to which the Trust is a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by the Trust to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of the Trust and the Portfolio's shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of typesetting prospectuses and statements of additional information of the Trust (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to the Trust's shareholders; all expenses of shareholders' and Trustee meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any dividend or distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of the Trust's shares; fees and expenses of legal counsel and of independent auditors in connection with any matter relating to the Trust; membership dues of industry associations; interest payable on Trust borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of the Trust which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Trust's operation unless otherwise explicitly assumed by the Adviser), the Administrator or Sub-Administrator.

         Expenses of the Trust which are not attributable to the operations of any class of shares of the Portfolio or Fund are pro-rated among all classes of shares of Portfolio or Fund based upon the relative net assets of each. Expenses which are not directly attributable to a specific class of shares but are attributable to a specific Fund are prorated among all the classes of shares of such Fund based upon the relative net assets of each such class of shares. Expenses which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.


         OTHER SERVICE PROVIDERS

         TRANSFER AGENTS AND CUSTODIAN

         PFPC Inc. is located at 400 Bellevue Parkway, Wilmington, Delaware 19809, and acts as Transfer Agent for the Portfolio's shares. Under the Transfer Agency Agreement, the Transfer Agent maintains shareholder account records for the Trust, handles certain communications between shareholders and the Trust, and distributes dividends and distributions payable by the Trust to shareholders, and produces statements with respect to account activity for the Trust and its shareholders for these services. The Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts that it maintains for the Trust during the month and is reimbursed for out-of-pocket expenses.

         Bank of America serves as Sub-Transfer Agent for the Portfolio's Primary A Shares, Primary B Shares, Trust Class Shares and Capital Class Shares.

         BNY, 101 Barclay Street, New York, N.Y. 10286 serves as Custodian for the Portfolio's assets. As Custodian, BNY maintains the Portfolio's securities, cash and other property, delivers securities against payment upon sale and pays for securities against delivery upon purchase, makes payments on behalf of the Portfolio for payments of dividends, distributions and redemptions, endorses and collects on behalf of the Portfolio all checks, and receives all dividends and other distributions made on securities owned by the Portfolio.

         With respect to foreign custody activities, the SEC has amended Rule 17f-5 under the 1940 Act and adopted Rule 17f-7 to permit the Board to delegate certain foreign custody matters to foreign custody managers and to modify the criteria applied in the selection process. Accordingly, BNY serves as Foreign Custody Manager, pursuant to a Foreign Custody Manager Agreement, under which the Board retains the responsibility for selecting foreign compulsory depositories, although BNY agrees to make certain findings with respect to such depositories and to monitor such depositories. The Board has delegated the responsibility for selecting foreign compulsory depositories to BACAP.

         INDEPENDENT ACCOUNTANTS

         Because the Portfolio is a new series of the Trust, it hasn't yet issued any semi-annual or annual reports. The Board has selected
PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, as the Trust's independent accountant to audit the Portfolio's books and review its tax returns for the fiscal year ended March 31, 2004.

         COUNSEL

         Morrison & Foerster LLP serves as legal counsel to the Trust. Its address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

      GENERAL BROKERAGE POLICY, BROKERAGE TRANSACTIONS AND BROKER SELECTION

         Subject to policies established by the Board, the Adviser (which in this context refers to the investment sub-adviser(s) who make the day to day decisions for the Portfolio) is responsible for decisions to buy and sell securities for each Fund, for the selection of broker/dealers, for the execution of the Portfolio's securities transactions, and for the allocation of brokerage in connection with such transactions. The Adviser's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

         In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

         In placing orders for portfolio securities of the Portfolio, the Adviser gives primary consideration to obtaining the most favorable price and efficient execution. This means that the Adviser will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instant and other transactions, and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Adviser's own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Adviser and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

         The outside research is useful to the Adviser since, in certain instances, the broker/dealers utilized by the Adviser may follow a different universe of securities issuers and other matters than the Adviser's staff can follow. In addition, this research provides the Adviser with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Adviser. Research services which are provided to the Adviser by broker/dealers are available for the benefit of all accounts managed or advised by the Adviser. In some cases, the research services are available only from the broker/dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Adviser is of the opinion that because the broker/dealer research supplements rather than replaces its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that the Adviser would have purchased any such research services had such services not been provided by broker/dealers, the expenses of such services to the Adviser could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the Adviser with clients other than the Portfolio. Similarly, any research services received by the Adviser through the placement of transactions of other clients may be of value to the Adviser in fulfilling its obligations to the Portfolio. The Adviser is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Adviser's investment advice. The advisory fees paid by the Trust are not reduced because the Adviser receives such services.

         Under Section 28(e) of the 1934 Act, the Adviser shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided...viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker/dealer provide an adviser with lawful and appropriate assistance in the performance of its investment decision making responsibilities." Accordingly, the price to the Portfolio in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's clients, including the Portfolio.

         Commission rates are established pursuant to negotiations with the broker/dealers based on the quality and quantity of execution services provided by the broker/dealer in the light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions which are generally fixed. Transactions in both foreign and domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Adviser, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances in which better prices and execution are available elsewhere.

         In certain instances there may be securities which are suitable for more than one Fund as well as for one or more of the other clients of the Adviser. Investment decisions for each Fund and for the Adviser's other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction as far as the Portfolio is concerned.

         The Portfolio may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Portfolio will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the Fund's interests.

         The Trust will not execute portfolio transactions through, or purchase or sell portfolio securities from or to the Distributor, the Adviser, the Administrator, the Administrator or its affiliates, acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. In addition, the Trust will not give preference to Bank of America or any of its affiliates, with respect to such transactions or securities. However, the Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions which are affiliated with Bank of America. To the extent that the Portfolio executes any securities trades with an affiliate of Bank of America, the Portfolio does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that each Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that: (a) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker/dealer; (b) the affiliated broker/dealer charged the Fund commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker/dealer in question; and (c) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

         Certain affiliates of Bank of America Corporation, such as its subsidiary banks may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds purchased by the Portfolio. Bank of America or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of municipal securities.

         Particularly given the breadth of the Adviser's investment management activities, investment decisions for the Portfolio are not always made independently from those for the other Funds, or other investment companies and accounts advised or managed by the Adviser. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Funds and another investment portfolio, investment company, or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to each Fund and such other investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Portfolio or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment portfolios, investment companies, or accounts in executing transactions.


         AGGREGATE BROKERAGE COMMISSIONS

         Because the Portfolio is a new series of the Trust, it has not yet incurred any brokerage commissions.

         BROKERAGE COMMISSIONS PAID TO AFFILIATES

         In certain instances the Funds pay brokerage commissions to broker/dealers that are affiliates of Bank of America. As indicated above, all such transactions involving the payment of brokerage commissions are done in compliance with Rule 17e-1 under the 1940 Act.

         Because the Portfolio is a new series of the Trust, it has not yet incurred any brokerage commissions.


         DIRECTED BROKERAGE

The Portfolio or the Adviser, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Fund's brokerage transactions to a broker/dealer because of the research services it provides the Fund or the Adviser. Because the Portfolio is a new series of the Trust, it has not yet incurred any brokerage commissions.


         SECURITIES OF REGULAR BROKER/DEALERS

         In certain cases, the Funds as part of their principal investment strategy, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Adviser uses to transact brokerage for the Nations Funds Family. Monies Paid to Broker/Dealers from the Adviser's or Distributor's Profit. Because the Portfolio is a new series of the Trust, it has not yet incurred any brokerage commissions.

         In addition to payments received from the Funds, Selling or Servicing Agents may receive significant payments from the Adviser or Distributor, or their affiliates, in connection with the sale of Fund shares.

         This information is provided in order to satisfy certain requirements of Rule 10b-10 under the 1934 Act, which provides that broker/dealers must provide information to customers regarding any remuneration that a broker receives in connection with a sales transaction.

                                  CAPITAL STOCK

         DESCRIPTION OF THE TRUST'S SHARES

         The Portfolio offers shares in the following classes: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. Subject to certain limited exceptions discussed in the Portfolio's prospectuses, the International Value Fund is no longer accepting new investments from current or prospective investors. The Trust, however, may at any time and without notice, offer any of these classes to the general public for investment.


         ABOUT THE TRUST'S CAPITAL STOCK

         The Trust's Amended and Restated Declaration of Trust permits it to issue an unlimited number of full and fractional shares of beneficial interest of the Portfolio, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Portfolio without thereby changing the proportionate beneficial interests in the Portfolio and to divide such shares into classes. Each share of a class of the Portfolio represents an equal proportional interest in the Portfolio with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Portfolio as are declared in the discretion of the Board. However, different share classes of the Portfolio pay different distribution amounts, because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

         Restrictions on Holding or Disposing of Shares. There are no restrictions on the right of shareholders to retain or dispose of the Portfolio's shares, other than the possible future termination of the Portfolio. The Portfolio may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the Portfolio. Unless terminated by reorganization or liquidation, the Portfolio will continue indefinitely.

         Shareholder Liability. The Trust is organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Portfolio will not be personally liable for payment of the Portfolio's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of the Portfolio obligation only if the Portfolio itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

         Dividend Rights. The shareholders of the Portfolio are entitled to receive any dividends or other distributions declared for Portfolio. No shares have priority or preference over any other shares of the same Portfolio or Fund with respect to distributions. Distributions will be made from the assets of the Portfolio, and will be paid ratably to all shareholders of the Portfolio (or class) according to the number of shares of such Portfolio (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Portfolio based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

         Voting Rights. Shareholders have the power to vote only as expressly granted under the 1940 Act or under Delaware business trust law. Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of the Trust. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Trustees; (ii) approve investment advisory agreements and principal underwriting agreements; (iii) approve a change in subclassification of the Portfolio; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the independent accountant.

         With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a distribution plan applicable to that class. Subject to the foregoing, all shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Portfolio, except where voting by Portfolio is required by law or where the matter involved only affects one Portfolio. For example, a change in the Portfolio's fundamental investment policy affects only one Portfolio and would be voted upon only by shareholders of the Portfolio involved. Additionally, approval of an Advisory Agreement, since it only affects one Fund, is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Funds. Shareholders are entitled to one vote for each whole share held a proportional fractional vote for each fractional vote held, on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders.

         Liquidation Rights. In the event of the liquidation or dissolution of the Trust or the Portfolio, shareholders of the Portfolio are entitled to receive the assets attributable to the relevant class of shares of the Portfolio that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

         Preemptive Rights. There are no preemptive rights associated with Portfolio shares.

         Conversion Rights. Shareholders have the right, which is subject to change by the Board, to convert or "exchange" shares of one class for another, as outlined, and subject to certain conditions set forth, in the Portfolio's prospectuses.

         Redemptions. The Portfolio's dividend, distribution and redemption policies can be found in its prospectus under the headings "About your investment--Information for investors--Buying, selling and exchanging shares" and "About your investment--Information for investors--Distributions and taxes." However, the Board may suspend the right of shareholders to redeem shares when permitted or required to do so by law, or compel redemptions of shares in certain cases.

         Sinking Fund Provisions.  The Trust has no sinking fund provisions.

         Calls or Assessment. All Portfolio shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES


         PURCHASE, REDEMPTION AND EXCHANGE

         An investor may purchase, redeem and exchange shares in the Portfolio utilizing the methods, and subject to the restrictions, described in the Portfolio's prospectuses. The following information supplements that which can be found in the Portfolio's prospectuses.

         Purchases and Redemptions

         The Portfolio has authorized one or more broker-dealers to accept purchase and redemption orders on the Portfolio's behalf. These broker-dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Portfolio's behalf. The Portfolio will be deemed to have received a purchase or redemption order when an authorized broker-dealer, or if applicable a broker-dealer's authorized designee, accepts the order. Customer orders will be priced at the Portfolio's net asset value next computed after they are accepted by an authorized broker-dealer or the broker's authorized designee.

         The Trust may redeem shares involuntarily to reimburse the Portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for Investor Shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Investor Shares as provided in the related prospectuses from time to time. The Trust also may make payment for redemptions in readily marketable securities or other property if it is appropriate to do so in light of the Trust's responsibilities under the 1940 Act.

         Under the 1940 Act, the Portfolio may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; (d) an emergency exists as determined by the SEC. (The Portfolio may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

         The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Portfolio is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Portfolio at the beginning of the period.

         AUTOMATIC WITHDRAWAL PLAN--ADDITIONAL INFORMATION. Shareholders who hold shares in one or more Nations Funds through certain wrap fee programs with a minimum account size in the wrap program of $25,000, will be deemed to have met the $10,000 minimum account balance required to set up the Automatic Withdrawal Plan.


         OFFERING PRICE

         The share price of the Portfolio is based on its net asset value per share, which is calculated for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m.) on each day the Portfolio is open for business, unless a Board determines otherwise.

         The value of the Portfolio's portfolio securities for which a market quotation is available is determined in accordance with the Trust's valuation procedures. In general terms, the valuation procedures provide that: (i) exchange traded securities are valued at the last reported sales price on their primary exchange or the Nasdaq System, as reported by a reputable independent pricing service approved by the Adviser; (ii) non-exchange traded securities are valued at the mean between the latest bid and asked prices based upon quotes furnished by the appropriate market makers; (iii) debt securities are valued at prices obtained from a reputable independent pricing service approved by the Adviser. The service may value the debt securities relying not only on quoted prices, but also upon a consideration of additional factors such as yield, type of issue, coupon rate, and maturity; (iv) money market instruments are valued at amortized cost; (v) repurchase agreements are valued at a price equal to the amount of the cash invested in the repurchase agreement at the time of valuation; (vi) financial futures are valued at the latest reported sales price, forward foreign currency contracts are valued using market quotations from a widely used quotation system at the current cost of covering or off-setting the contract, exchange traded options are valued at the latest reported sales price and over-the-counter options will be valued using broker-dealer market quotations; and (vii) shares of open-end investment companies are valued at the latest net asset valued reported by the company.

         Securities for which market quotations are not readily available are valued at "fair value" as determined in good faith by the Board of the Adviser's valuation committee. In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history of the security; the relative size of the position in the portfolio; and other relevant information.

         With respect to securities traded on foreign markets, the following factors also may be relevant: the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity; and the trading of financial products that are tied to baskets of foreign securities, such as WEBS.

         The Board has determined, and the valuation procedures provide, that in certain circumstances it may be necessary to use an alternative valuation method, such as in-kind redemptions with affiliated benefit plans where the Department of Labor requires that valuation to be done in accordance with Rule 17a-7 of the 1940 Act.

                          INFORMATION CONCERNING TAXES

         The following information supplements and should be read in conjunction with the section in each prospectus under the hearing "About you investment--Information for investors--Distributions and taxes." The prospectuses generally describe the federal income tax treatment of distributions by the Portfolio. This section of the SAI includes additional information concerning federal income and certain state taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters. A shareholder's tax treatment may vary depending upon his or her particular situation. Except as otherwise noted, a shareholder may be subject to special rules not discussed below if he or she is a certain kind of shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a holder of Portfolio shares through a tax-advantaged account, such as a 401(k) Plan Account or an Individual Retirement Account ("IRA"); a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a holder of Portfolio shares as part of a hedge, straddle or conversion transaction; a person that does not hold Portfolio shares as a capital asset or a shareholder subject to the federal alternative minimum tax.

         The Trust has not requested and will not request an advance ruling from the IRS as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Portfolio. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular tax consequences to them of an investment in the Portfolio, including the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.


         GENERAL

         The Trust intends to continue to qualify the Portfolio as a "regulated investment company" under Subchapter M of the Code, as long as such qualification is in the best interests of the Portfolio's shareholders. The Portfolio will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to the Portfolio, rather than to the Trust as a whole. Furthermore, the Portfolio will separately determine its income, gains and expenses for federal income tax purposes.

         In order to qualify as a regulated investment company under the Code, the Portfolio must, among other things, (a) derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) attributable to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the fair market value of its assets consists of cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Portfolio's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Portfolio's assets consists of the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers that the Portfolio controls and are engaged in the same or similar trades or businesses. The qualifying income and diversification requirements applicable to the Portfolio may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

         In addition, the Portfolio generally must distribute to its shareholders at least 90% of its (a) "investment company taxable income," which generally includes its ordinary income and net short-term capital gain, and (b) net tax-exempt income earned in each taxable year. As long as the Portfolio distributes all of its investment company taxable income and net capital gain to its shareholders, it generally will not be subject to federal income taxation on such income and gain. For this purpose, the Portfolio generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, the Portfolio may make the distributions in the following taxable year. Furthermore, if the Portfolio declares a distribution to shareholders of record in October,

November or December of one year and pays the distribution by January 31 of the following year, the Portfolio and the shareholders will be treated as if the Portfolio paid the distribution by December 31 of the first taxable year. The Portfolio intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Portfolio-level federal income taxation of such income and gain. However, no assurance can be given that the Portfolio will not be subject to federal income taxation.

         The Portfolio is permitted to carry forward a net capital loss for any year to offset its capital gains, if any, realized during the eight years following the year of the loss. The Portfolio's capital loss carryover is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Portfolio-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Portfolio does not expect to distribute such capital gains. The Portfolio cannot carry back or carry forward any net operating losses.


         EQUALIZATION ACCOUNTING

         The Portfolio may use the so-called "equalization accounting method" to allocate a portion of their "earnings and profits," as determined for federal income tax purposes (generally, the Portfolio's undistributed net investment income and realized capital gains with certain adjustments), to redemption proceeds for such purposes. This method permits the Portfolio to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method will not affect the Portfolio's total returns, it may reduce the amount that the Portfolio would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Portfolio shares on Portfolio distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Portfolio. Therefore, the use of the method may be subject to IRS scrutiny.


         EXCISE TAX

         A 4% nondeductible excise tax will be imposed on the Portfolio's net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it does not meet certain minimum distribution requirements with respect to such income and gains by the end of each calendar year. The Portfolio intends to actually or be deemed to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that the Portfolio will not be subject to the excise tax.


         TAXATION OF PORTFOLIO INVESTMENTS

         In general, if the Portfolio realizes gains or losses on the sale of portfolio securities, such gains or losses will be capital gains or losses and long-term capital gains or losses if the Portfolio has held the disposed securities for more than one year at the time of disposition.

         If the Portfolio purchases a debt obligation with original issue discount, generally at a price less than its principal amount ("OID"), such as a zero-coupon bond, the Portfolio may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Portfolio will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a tax-exempt obligation) purchased by the Portfolio at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Portfolio held the debt obligation.

         If an option granted by the Portfolio lapses or is terminated through a closing transaction, such as a repurchase by the Portfolio of the option from its holder, the Portfolio will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Portfolio in the closing transaction. Some realized capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by the Portfolio pursuant to the exercise of a call option granted by it, the Portfolio will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Portfolio pursuant to the exercise of a put option written by it, the Portfolio will subtract the premium received from its cost basis in the securities purchased.

         Under Section 1256 of the Code, the Portfolio will be required to "mark to market" its positions in "Section 1256 contracts," which generally include regulated futures contracts, certain foreign currency contracts, and non-equity, listed options but generally exclude securities futures (as defined in Section 3(a)(55)(A) of the 1934 Act. In this regard, Section 1256 contracts will be deemed to have been sold at market value at the end of each taxable year. Under
Section 1256 of the Code, 60% of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the mark-to-market rule and the "60%/40%" rule.

         Foreign exchange gains and losses realized by the Portfolio in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Portfolio's income. Under future Treasury Regulations, any such transactions that are not directly related to the Portfolio's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Portfolio to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds the Portfolio's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Portfolio or its shareholders in future years.

         Offsetting positions held by the Portfolio involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If the Portfolio is treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. The Portfolio may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Portfolio may differ. Generally, to the extent the straddle rules apply to positions established by the Portfolio, losses realized by the Portfolio may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

         If the Portfolio enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Portfolio must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Portfolio enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or
(iii) a futures or forward contract, or (iv) other transactions identified in future Treasury Regulations.

         The amount of long-term capital gain the Portfolio may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain the Portfolio would have had if the Portfolio owned a direct interest in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

         If the Portfolio acquires any equity interest (under proposed Treasury Regulations, generally including not only stock but also an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies," or "PFICs"), the Portfolio could be subject to federal income tax and IRS interest charges on "excess distributions" received from such companies or on gain from the sale of stock in such companies, even if all income or gain actually received by the Portfolio is timely distributed to its shareholders. The Portfolio cannot pass through to its shareholders any credit or deduction for such taxes and interest charges. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require the Portfolio to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Portfolio may limit and/or manage their holdings in PFICs to limit their tax liability or maximize their returns from these investments. Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, however, the Portfolio may incur the tax and interest charges described above in some instances.

         Rules governing the federal income tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Portfolio intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of the Portfolio as a regulated investment company might be jeopardized. The Portfolio intends to monitor developments in this area. Certain requirements that must be met under the Code in order for the Portfolio to qualify as a regulated investment company may limit the extent to which the Portfolio will be able to engage in swap agreements.

         In addition to the investments described above, prospective shareholders should be aware that other investments made by the Portfolio may involve sophisticated tax rules that may result in income or gain recognition by the Portfolio without corresponding current cash receipts. Although the Portfolio seeks to avoid significant noncash income, such noncash income could be recognized by the Portfolio, in which case the Portfolio may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Portfolio could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.


         TAXATION OF DISTRIBUTIONS

         For federal income tax purposes, the Portfolio's earnings and profits described above, are determined at the end of the Portfolio's taxable year and are allocated pro rata over the entire year. Only amounts paid out of earnings and profits qualify as taxable distributions. Accordingly, if during a taxable year the Portfolio's declared distributions exceed the Portfolio's earnings and profits (as determined at the end of the year), only that portion of the Portfolio's distributions during the year which equals the year's earnings and profits will be deemed to have constituted a taxable distribution. Distributions in excess of earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Portfolio shares and then capital gain.

         Distributions that are designated by the Portfolio as capital gain distributions will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Portfolio's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Portfolio shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Portfolio to its shareholders not later than 60 days after the close of the Portfolio's taxable year.

         Some states grant tax-free status to distributions to individual shareholders attributable to the Portfolio's interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment or reporting requirements that must be met by the fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for tax -free treatment. This exemption may not apply to corporate shareholders.


         DISPOSITION OF PORTFOLIO SHARES

         If a shareholder sells, pursuant to a cash or in-kind redemption or otherwise, or exchanges his or her Portfolio shares, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares, and long-term capital gain or loss if he or she has held such Portfolio shares for greater than one year at the time of the sale or exchange.

         If a shareholder exchanges or otherwise disposes of Portfolio shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Portfolio or a different regulated investment company, the sales charge previously incurred in acquiring the Portfolio's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, if a shareholder realizes a loss on a disposition of Portfolio shares, the loss will be disallowed to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be included in the tax basis of the purchased shares.

         If a shareholder receives a capital gain distribution with respect to any Portfolio share and such Portfolio share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Portfolio share will be treated as a long-term capital loss to the extent of the capital gain distribution. In addition, if a shareholder holds Portfolio shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest distributions (defined below) received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular distributions where the Portfolio regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. These loss disallowance rules do not apply to losses realized under a periodic redemption plan.


         FOREIGN TAXES

         Amounts realized by the Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Portfolio's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Portfolio will be eligible to file an election with the IRS pursuant to which the Portfolio may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Portfolio, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. Only an International/Global Stock Fund could potentially qualify for and make the election. However, even if the Portfolio qualifies for the election, foreign income and similar taxes will only pass-through to the Portfolio shareholder where (i) the shareholder holds the Portfolio shares for at least 16 days during the 30 day period beginning 15 days prior to the date upon which the shareholder becomes entitled to receive Portfolio distributions corresponding with the pass-through of such foreign taxes paid by the Portfolio, and (ii) with respect to dividends received by the Portfolio on foreign shares giving rise to such foreign taxes, the Portfolio holds the shares for at least 16 days during the 30 day period beginning 15 days prior to the date upon which the Portfolio becomes entitled to the dividend. These holding periods increase for certain dividends on preferred stock. An individual with $300 or less of creditable foreign taxes attributable to passive income generally is exempt from foreign source income and certain other limitations imposed by the Code on claiming a credit for such taxes. The $300 amount is increased to $600 for joint filers.


         FEDERAL INCOME TAX RATES

         As of the printing of this SAI, the maximum individual federal income tax rate applicable to ordinary income is 38.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal federal income tax rate applicable to net capital gain generally is 20%; and the maximum corporate federal income tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). A special, lower maximum rate of 18% on net capital gain is available to individuals to the extent the gain is derived from investments held for more than five years. (An even lower rate applies to individuals in some lower federal income tax brackets.) However, the 18% rate only applies to assets acquired after December 31, 2000, unless an election is made to treat certain assets held on January 1, 2001, as having been sold and then reacquired on the same date. If the election is made, the asset will be deemed to be sold at its fair market value and any gain, but not loss, will be recognized. The 18% rate will apply to capital gain distributions by the Portfolio to the extent that the gain is derived from the disposition of a portfolio investment acquired by the Portfolio after December 31, 2000 and was held for more than five years at the time of disposition. Under the Economic Growth and Tax Relief Recovery Act, individual federal income tax rates are set to decrease over the next several years. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.


         CORPORATE SHAREHOLDERS

         Subject to limitation and other rules, a corporate shareholder of the Portfolio may be eligible for the dividends-received deduction on Portfolio distributions attributable to dividends received by the Portfolio from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by the Portfolio attributable to dividends of a domestic corporation will only be eligible for the received deduction if (i) the corporate shareholder generally holds the Portfolio shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Portfolio generally holds the shares of the domestic corporation producing the dividend income in an unleveraged position for at least 46 days (91 days in the case of certain dividends on preferred stock) during the 90 day (180 day) period beginning 45 days (90 days) prior to the date upon which the Portfolio becomes entitled to such dividend income.

         FOREIGN SHAREHOLDERS

         Under the Code, distributions attributable to ordinary income, net short-term capital gain and certain other items realized by the Portfolio and paid to a nonresident alien individual, foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or foreign corporation (each, a "foreign shareholder") generally will be subject to federal income tax withholding (at a rate of 30% or, if an income tax treaty applies, at the lower treaty rate, if any). This tax generally is not refundable. Withholding will not apply if a distribution paid by the Portfolio to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment) of the foreign shareholder, in which case the reporting and withholding requirements applicable to U.S. persons generally will apply. Special rules apply to foreign partnerships. In general, foreign shareholders are not subject to federal income tax, including withholding tax, on gain realized on the disposition of Portfolio shares and capital gain distributions.


         BACKUP WITHHOLDING

         The Trust may be required to withhold, subject to certain exemptions, at a rate of 30% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to the Portfolio shareholder, unless the shareholder generally certifies that the "taxpayer identification number" ("TIN"), generally the shareholder's social security or employer identification number, provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax as a tax payment on his or her federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. Under the Economic Growth and Tax Relief Recovery Act, the rate of backup withholding is set to decrease in future years.


         TAX-DEFERRED PLANS

         The shares of the Portfolio are available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Coverdell Education Savings Accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Portfolio shares through a tax-advantaged plan or account.

                      UNDERWRITER COMPENSATION AND PAYMENTS

         BACAP Distributors is the principal underwriter and Distributor of the shares of the Portfolio. Its address is: One Bank of America Plaza, 33rd Floor, Charlotte, NC 28255.

         Pursuant to a Distribution Agreement, the Distributor, as agent, sells shares of the Portfolio on a continuous basis and transmits purchase and redemption orders that its receives to the Trust or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

         The Distribution Agreement became effective with respect to the Portfolio after approved by its Board, and continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to the Portfolio at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by BACAP or the Distributor on 60 days' written notice.

         Because the Portfolio is a new series of the Trust, it has not yet paid any underwriting fees.

                              PORTFOLIO PERFORMANCE


         ADVERTISING PORTFOLIO PERFORMANCE

         Performance information for the Portfolio may be obtained by calling
(800) 321-7854 or (800) 765-2668 (for institutional investors only) or by visiting www.nationsfunds.com. From time-to-time, the performance of the Portfolio's shares may be quoted in advertisements, shareholder reports, and other communications to shareholders. Quotations of yield and total return reflect only the performance of a hypothetical investment in the Portfolio or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of the Portfolio's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

         Standardized performance for the Portfolio may be advertised by the Funds. The main purpose of standardized performance is to allow an investor to review the performance of the Portfolio's class of shares and compare such performance with that of investment alternatives, including other mutual funds.

         Non-standardized performance also may be advertised by the Portfolio. One purpose of providing non-standardized performance to an investor is to give that investor a different performance perspective that may not be captured by standardized performance. The non-standardized performance of the Portfolio's class of shares, however, may not be directly comparable to the performance of investment alternatives because of differences in specific variables (such as the length of time over which performance is shown and the exclusion of certain charges or expenses) and methods used to value portfolio securities, compute expenses and calculate performance. Non-standardized performance may include, but is not limited to, performance for non-standardized periods, including year-to-date and other periods less than a year, performance not reflecting the deduction of certain charges, fees and/or expenses, and performance reflecting the deduction of applicable state or federal taxes, or so-called "after-tax performance" After-tax returns are generally calculated using the same methodology as that used in calculating total return, except that such after-tax returns reflect the deduction of taxes according to applicable federal income and capital gain tax rates attributable to dividends, distributions and an investor's redemptions. Of course, after-tax returns for individual investors will vary as the tax rates applicable to such investors vary. In addition, the Fund may also advertise their tax efficiency ratios and compare those ratios with other mutual funds. A tax efficiency ratio is intended to let an investor know how tax efficient the Portfolio has been over a period of time, and is typically related to its portfolio turnover rate. That is, an investor could expect that the higher the Portfolio's portfolio turnover rate, the greater the percentage of its gains that would have been realized and consequently, the less tax efficient it was over a given period of time.

         In general, comparisons to other mutual funds or investment alternatives may be useful to investors who wish to compare past performance of the Portfolio or a class with that of competitors. Of course, past performance is not a guarantee of future results.

         The Portfolio may quote information obtained from the Investment Company Institute, national financial publications, trade journals, industry sources and other periodicals in its advertising and sales literature. In addition, the Portfolio also may compare the performance and yield of a class or series of shares to those of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance and yield of a class of shares in the Portfolio may be compared to data prepared by Lipper Analytical Services, Inc. Performance and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal, and The New York Times, or in publications of a local or regional nature, also may be used in comparing the performance of a class of shares in the Portfolio.

         The Portfolio also may use the following information in advertisements and other types of literature: (i) the Consumer Price Index may be used, for example, to assess the real rate of return from an investment in the Portfolio;
(ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used, among other things, to illustrate investment attributes of the Portfolio or the general economic, business, investment, or financial environment in which the Portfolio operates; (iii) the effect of tax-deferred compounding on the investment returns of the Portfolio, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in the Portfolio (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return, among other things, on a taxable basis; and (iv) the sectors or industries in which the Portfolio invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the Portfolio's historical performance or current or potential value with respect to the particular industry or sector. In addition, the performance of the Portfolio's class of shares may be compared to the S&P 500, the Dow Jones Industrial Average, a recognized unLargeCap Enhanced Core of common stocks of 30 industrial companies listed on the NYSE, the Europe, Far East and Australia Index, a recognized unLargeCap Enhanced Core of international stocks, or any similar recognized index. The performance of the Portfolio's class of shares also may be compared to a customized composite index.

         In addition, the Portfolio also may use, in advertisements and other types of literature, information and statements: (1) showing that although bank savings accounts may offer a guaranteed return of principal and a fixed rate of interest, they offer no opportunity for capital growth; and (2) describing Bank of America, and its affiliates and predecessors, as one of the first investment managers to use asset allocation and index strategies in managing and advising accounts. The Portfolio also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

         The Portfolio also may discuss in advertising and other types of literature that the Portfolio has been assigned a rating by an NRSRO, such as S&P. Such rating would assess the creditworthiness of the investments held by the Portfolio. The assigned rating would not be a recommendation to buy, sell or hold the Portfolio's shares since the rating would not comment on the market price of the Portfolio's shares or the suitability of the Portfolio for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Portfolio or its investments. The Portfolio may compare the Portfolio's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Portfolio's past performance with other rated investments.

         The Portfolio also may disclose in sales literature the distribution rate on the shares of the Portfolio. Distribution rate, which may be annualized, is the amount determined by dividing the dollar amount per share of the most recent dividend by the most recent net asset value or maximum offering price per share as of a date specified in the sales literature. Distribution rate will be accompanied by the standard 30-day yield as required by the SEC.

         In addition, certain potential benefits of investing in global securities markets may be discussed in promotional materials. Such benefits include, but are not limited to: a) the expanded opportunities for investment in securities markets outside the U.S.; b) the growth of securities markets outside the U.S. vis-a-vis U.S. markets; c) the relative return associated with foreign securities markets vis-a-vis U.S. markets; and d) a reduced risk of portfolio volatility resulting from a diversified securities portfolio consisting of both U.S. and foreign securities.

         Ibbotson Associates of Chicago, Illinois, and other companies provide historical returns of the capital markets in the United States. The Portfolio may compare the performance of their share classes or series to the long-term performance of the U.S. capital markets in order to demonstrate general long-term risk versus reward investment scenarios. Performance comparisons could also include the value of a hypothetical investment in common stocks, long-term bonds or treasuries.


         YIELD CALCULATIONS

         Yield is calculated separately for the Primary A, Primary B, Investor A, Investor B and Investor C Shares of the Portfolio by dividing the net investment income per share for a particular class or series of shares (as described below) earned during a 30-day period by the maximum offering price per share on the last day of the period (for Primary A and Primary B Shares, maximum offering price per share is the same as the net asset value per share) and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. For a class or series of shares in the Portfolio, net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                           Yield = 2 [(a-b+ 1)6 - 1]
                                       ---
                                         cd

Where:     a =     dividends and interest earned during the period.

           b =     expenses accrued for the period (net of reimbursements).

           c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

           d = maximum offering price per share on the last day of the period (for Primary A and Primary B Shares, this is equivalent to net asset value per share).

         For the purpose of determining net investment income earned during the period (variable- "a" in the formula), dividend income on equity securities held by the Portfolio is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the portfolio. The Portfolio calculates interest earned on any debt obligations held in its portfolio by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

         Expenses accrued for the period (variable "b" in the formula) include recurring fees charged by Nations Funds to shareholder accounts in proportion to the length of the base period. Undeclared earned income will be subtracted from the maximum offering price per share (which for Primary A and Primary B Shares is net asset value per share) (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter. The Portfolio's maximum offering price per share for purposes of the formula includes the maximum sales charge, if any, imposed by the Portfolio, as reflected in the Portfolio's prospectus.

         The Portfolio may provide additional yield calculations in communications (other than advertisements) to the holders of Investor A, Investor C or Investor B Shares. These may be calculated based on the Investor A, Investor C or Investor B Shares' net asset values per share (rather than their maximum offering prices) on the last day of the period covered by the yield computations. That is, some communications provided to the holders of Investor A, Investor C or Investor B Shares may also include additional yield calculations prepared for the holders of Primary A or Primary B Shares. Such additional quotations, therefore, will not reflect the effect of the sales charges mentioned above.

         TOTAL RETURN CALCULATIONS

         Total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of the underlying investments in the Portfolio. The Portfolio's average annual and cumulative total return figures are computed in accordance with the standardized methods prescribed by the SEC. Average annual total return figures are computed by determining the average annual compounded rates of return over the periods indicated in the advertisement, sales literature or shareholders' report that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)n = ERV

Where:        P =     a hypothetical initial payment of $1,000

              T =     average annual total return

              n =     number of years

              ERV = ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period.

         This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment, and (b) all recurring fees, such as advisory and administrative fees, charged as expenses to all shareholder accounts. All performance calculations for the period ended March 31, 1999, reflect the deduction of sales charges, if any, that would have been deducted from a sale of shares.


         CUMULATIVE RETURN

         Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Portfolio, assuming all Portfolio dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

         Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  CTR = (ERV-P) 100
                         -----
                    P

Where:        CTR =   Cumulative total return

              ERV = ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period

              P =     initial payment of $1,000.

This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment, and (b) all recurring fees, such as advisory and administrative fees, charged as expenses to all shareholder accounts.


         AFTER-TAX RETURN CALCULATIONS

         As and to the extent required by the SEC, the Portfolio's average annual total returns (after taxes on distributions and redemption) ("T") is computed by using the redeemable value at the end of a specified period, after deducting taxes on Fund distributions and redemption of Fund shares ("ATV DR"), of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)n=ATV DR.

                   APPENDIX A--DESCRIPTION OF SECURITY RATINGS

         The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment-grade securities.

             AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

             AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

             A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

             BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

             BB, B - Bonds rated BB and B are regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

         To provide more detailed indications of credit quality, the AA, A and BBB, BB and B ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

         The following summarizes the highest six ratings used by Moody's for corporate and municipal bonds. The first four denote investment-grade securities.

             Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

             Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

             A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

             Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

             Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

             B - Bond that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

         The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds, each of which denotes that the securities are investment-grade.

             AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

             AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

             A - Bonds that are rated A have protection factors which are average but adequate. However risk factors are more variable and greater in periods of economic stress.

             BBB - Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

         To provide more detailed indications of credit quality, the AA, A and BBB ratings may modified by the addition of a plus or minus sign to show relative standing within these major categories.

         The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds, each of which denotes that the securities are investment-grade:

             AAA - Bonds considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

             AA - Bonds considered to be investment-grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

             A - Bonds considered to be investment-grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

             BBB - Bonds considered to be investment-grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment-grade is higher than for bonds with higher ratings.

         To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

         The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:

         MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

         The following summarizes the two highest ratings used by S&P for short-term municipal notes:

         SP-1 - Indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

         SP-2 - Indicates satisfactory capacity to pay principal and interest.

         The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment-grade, are D-1, D-2, and D-3. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1 indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. D-3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment-grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         The following summarizes the two highest rating categories used by Fitch for short-term obligations each of which denotes that the securities are investment-grade:

         F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

         Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         For commercial paper, D&P uses the short-term debt ratings described above.

         For commercial paper, Fitch uses the short-term debt ratings described above.

         Thomson BankWatch, Inc. ("BankWatch") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

         BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the four investment-grade ratings used by BankWatch for long-term debt:

             AAA - The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

             AA - The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

             A - The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

             BBB - The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

             Long-term debt ratings may include a plus (+) or minus (-) sign to indicate where within a category the issue is placed.

         The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

             TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

             TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

             TBW-3 The lowest investment-grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

             TBW-4 The lowest rating category; this rating is regarded as non-investment-grade and therefore speculative.

         The following summarizes the four highest long-term debt ratings used by IBCA Limited and its affiliate, IBCA Inc. (collectively "IBCA"):

             AAA - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

             AA - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

             A - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

             BBB - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

         A plus or minus sign may be appended to a rating below AAA to denote relative status within major rating categories.

      The following summarizes the two highest short-term debt ratings used by
IBCA:

             A1+ When issues possess a particularly strong credit feature, a rating of A1+ is assigned.

             A1 - Obligations supported by the highest capacity for timely repayment.

             A2 - Obligations supported by a good capacity for timely repayment

                              APPENDIX B--GLOSSARY


Term Used in SAI                                    Definition
----------------                                    ----------
1933 Act.........................................   Securities Act of 1933, as amended
1934 Act.........................................   Securities Exchange Act of 1934, as amended
1940 Act.........................................   Investment Company Act of 1940, as amended
Administrator....................................   BACAP Distributors
Adviser..........................................   BACAP
Advisory Agreement...............................   The Investment Advisory Agreement for the Portfolio
AMEX.............................................   American Stock Exchange
BACAP............................................   Banc of America Capital Management, LLC
BACAP Distributors...............................   BACAP Distributors, LLC
Bank of America..................................   Bank of America, N.A.
BNY..............................................   The Bank of New York
Board............................................   The Trust's Board of Trustees
CFTC.............................................   Commodity Futures Trading Commission
Classic Value Fund...............................   Nations Classic Value Fund
Code.............................................   Internal Revenue Code of 1986, as amended
Code of Ethics...................................   The code of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act
CMOs.............................................   Collateralized mortgage obligations
Custodian........................................   The Bank of New York
Distributor......................................   BACAP Distributors
Distribution Plan(s).............................   One or more of the plans adopted by the Board pursuant to Rule
                                                    12b-1 under the 1940 Act for the distribution of the Portfolio's shares
FDIC.............................................   Federal Deposit Insurance Corporation
FHLMC............................................   Federal Home Loan Mortgage Corporation
FNMA.............................................   Federal National Mortgage Association
Fund.............................................   One of the open-end management investment companies that is a series of the Trust, and is an underlying Fund in which the
                                                    Portfolio may invest
Funds............................................   Two or more of the open-end management investment companies that are series of the Trust, and is an underlying Fund in which the
                                                    Portfolio may invest
GNMA.............................................   Government National Mortgage Association
IRS..............................................   United States Internal Revenue Service
LIBOR............................................   London Interbank Offered Rate
Money Market Fund(s).............................   One or more of those Funds shown under the heading "Money Market
                                                    Funds" on the front cover of the Trust's SAI relating to the
                                                    Nations Funds Money Market Funds
Moody's..........................................   Moody's Investors Service, Inc.
Nations Funds or Nations Funds Family............   The fund complex that is comprised of the Trust, along with NSAT and NMIT.
NMIT.............................................   Nations Master Investment Trust, a registered investment company in the Nations Funds Family
NYSE.............................................   New York Stock Exchange
NRSRO............................................   Nationally recognized statistical ratings organization (such as
                                                    Moody's or S&P)
PFPC.............................................   PFPC Inc.
Portfolio........................................   Nations LifeGoal Income Portfolio
REIT.............................................   Real estate investment trust

S&P..............................................   Standard & Poor's Corporation
SAI..............................................   This Statement of Additional Information
SEC..............................................   United States Securities and Exchange Commission.
Selling Agent....................................   Banks, broker/dealers or other financial institutions that have entered into a sales support agreement with the Distributor
Servicing Agent..................................   Banks, broker/dealers or other financial institutions that have entered into a shareholder servicing agreement with the
                                                    Distributor
SMBS.............................................   Stripped mortgage-backed securities
Sub-Administrator................................   BNY
Sub-Transfer Agent...............................   Bank of America (for the Funds' Primary, Capital Class and Trust
                                                    Class Shares)
Transfer Agent...................................   PFPC
Transfer Agency Agreement........................   The transfer agency agreement between the Trust, on behalf of its respective Funds, and PFPC
The Trust........................................   Nations Funds Trust, the registered investment company in the
                                                    Nations Funds Family to which this SAI relates

                               NATIONS FUNDS TRUST

                            ONE BANK OF AMERICA PLAZA
                                   33RD FLOOR
                               CHARLOTTE, NC 28255
                                 1-800-626-2275

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23.  EXHIBITS

All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 333-89661; 811-09645)

--------------------------------------------------------------------------------
EXHIBIT LETTER    DESCRIPTION
--------------------------------------------------------------------------------
(a)               Articles of Incorporation:

(a)(1) Certificate of Trust dated October 22, 1999, incorporated by reference to Post-Effective Amendment No. 1, filed
                  February 10, 2000.

(a)(2) Amended and Restated Declaration of Trust last amended February 22, 2001, incorporated by reference to Post-Effective Amendment No. 9, filed April 9, 2001.
--------------------------------------------------------------------------------
(b)               Bylaws:

                  Not Applicable
--------------------------------------------------------------------------------
(c)               Instruments Defining Rights of Securities Holders:

                  Not Applicable
--------------------------------------------------------------------------------
(d)               Investment Advisory Contracts:

(d)(1)            Investment Advisory Agreement between Banc of America
                  Capital Management, LLC ("BACAP") and Nations Funds Trust ("Registrant") dated January 1, 2003, Schedule I dated September [ ], 2003, to be filed by amendment.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXHIBIT LETTER    DESCRIPTION
--------------------------------------------------------------------------------
(d)(2)            BACAP Assumption Agreement on behalf of the LifeGoal
                  Portfolios dated January 1, 2003, filed herewith.

(d)(3) Investment Advisory Agreement between BACAP and the Registrant on behalf of the Fixed Income Sector Portfolios dated
                  January 1, 2003, filed herewith.

(d)(4) BACAP Assumption Agreement on behalf of the Fixed Income Sector Portfolios dated January 1, 2003, filed herewith.

(d)(5) Investment Sub-Advisory Agreement among BACAP, Brandes Investment Partners, L.P. ("Brandes") and the Registrant
                  dated January 1, 2003, filed herewith.
--------------------------------------------------------------------------------
(e)               Underwriting Contract:

(e)(1)            Distribution Agreement with BACAP Distributors dated
                  January 1, 2003, Schedule I dated September [ ], 2003, to
                  be filed by amendment.
--------------------------------------------------------------------------------
(f)               Bonus or Profit Sharing Contracts:

(f)(1)            Deferred Compensation Plan dated December 9, 1999 last
                  amended February 28, 2002, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2002.
--------------------------------------------------------------------------------
(g)               Custodian Agreements:

(g)(1) Amended and Restated Custody Agreement between the Registrant and The Bank of New York ("BNY") dated July 2, 2001,
                  Schedule I dated September [ ], 2003, to be filed by
                  amendment.
--------------------------------------------------------------------------------
(g)(2) Custody Agreement between the Registrant and Bank of America, N.A. on behalf of the LifeGoal Portfolios dated June 8, 2001, incorporated by reference to Post-Effective Amendment No. 11, filed July 31, 2001.
--------------------------------------------------------------------------------
(h)               Other Material Contracts:

(h)(1) Administration Agreement between the Registrant and BACAP Distributors, Schedule I dated September [ ], 2003, to be filed by amendment.

(h)(2) Sub-Administration Agreement among the Registrant, BNY and BACAP Distributors, Schedule I dated September [ ], 2003, to be

--------------------------------------------------------------------------------
EXHIBIT LETTER    DESCRIPTION
--------------------------------------------------------------------------------
                  filed by amendment.

(h)(3)            Shareholder Servicing Plan relating to Investor B Shares,
                  Exhibit I amended September [ ], 2003, to be filed by amendment.

(h)(4)            Shareholder Servicing Plan relating to Investor C Shares,
                  Exhibit I amended September [ ], 2003, to be filed by amendment.

(h)(5) Shareholder Servicing Plan relating to Adviser Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(h)(6) Shareholder Servicing Plan relating to Daily Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(h)(7) Shareholder Servicing Plan relating to Investor Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(h)(8) Shareholder Servicing Plan relating to Liquidity Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(h)(9) Shareholder Servicing Plan relating to Market Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(h)(10) Shareholder Servicing Plan relating to Service Class Shares, Schedule I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed
                  July 31, 2002.

(h)(11) Shareholder Administration Plan relating to Investor B and Investor C Shares, Exhibit I amended September [ ], 2003, to be filed by amendment.

(h)(12) Shareholder Administration Plan relating to Institutional Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment
                  No. 26, filed July 31, 2002.

(h)(13) Shareholder Administration Plan relating to Trust Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(h)(14)           Transfer Agency and Services Agreement between PFPC Inc.
                  (formerly First Data Investor Services Group, Inc.) ("PFPC") and the

--------------------------------------------------------------------------------
EXHIBIT LETTER    DESCRIPTION
--------------------------------------------------------------------------------
                  Nations Funds family dated June 1, 1995, Schedule G dated
                  September [ ], 2003, to be filed by amendment.

(h)(15) Adoption Agreement and Amendment to Transfer Agency and Services Agreement dated February 14, 2000, incorporated by reference to Post-Effective Amendment No. 1, filed
                  February 10, 2000.

(h)(16) Amendment to Transfer Agency and Services Agreement dated January 1, 1999, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

(h)(17) Sub-Transfer Agency Agreement between PFPC and Bank of America, N.A. ("Bank of America") dated September 11, 1995, Schedule A dated September [ ], 2003, to be filed by amendment.

(h)(18) Amendment No. 1 to the Sub-Transfer Agency and Services Agreement dated January 3, 2000, incorporated by reference to Post-Effective Amendment No. 6, filed December 27, 2000.

(h)(19) Amendment No. 2 to the Sub-Transfer Agency and Services Agreement dated December 1, 2000, incorporated by reference to Post-Effective Amendment No. 6, filed December 27, 2000.

(h)(20) Amended and Restated Foreign Custody Manager Agreement between BNY and the Nations Funds family dated July 2, 2001, Appendix dated September [ ], 2003, to be filed by amendment.

(h)(21) Cross Indemnification Agreement among Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations Master Investment Trust and the Registrant dated February 14, 2000, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.
--------------------------------------------------------------------------------
(i)               Legal Opinion

(i)(1)            Opinion and Consent of Counsel, filed herewith.
--------------------------------------------------------------------------------
(j)               Other Opinions

(j)(1)            Not Applicable
--------------------------------------------------------------------------------
(k)               Omitted Financial Statements

                  Not Applicable
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXHIBIT LETTER    DESCRIPTION
--------------------------------------------------------------------------------
(l)               Initial Capital Agreements:

(l)(1) Investment Letter, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.
--------------------------------------------------------------------------------
(m)               Rule 12b-1 Plans:

(m)(1) Shareholder Administration Plan relating to Primary B Shares, incorporated by reference to Post-Effective Amendment No. 11, filed July 31, 2001.

(m)(2) Shareholder Servicing and Distribution Plan relating to Investor A Shares, Exhibit A amended September [ ], 2003, to be filed by amendment.

(m)(3) Distribution Plan relating to Investor B Shares, Exhibit A amended September [ ], 2003, to be filed by amendment.

(m)(4) Distribution Plan relating to Investor C Shares, Exhibit A amended September [ ], 2003, to be filed by amendment.

(m)(5) Distribution Plan relating to Daily Class Shares, Exhibit A amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(m)(6) Distribution Plan relating to Investor Class Shares, Exhibit A amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(m)(7) Distribution Plan relating to Liquidity Class Shares, Exhibit A amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(m)(8) Distribution Plan relating to Market Class Shares, Exhibit A amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(m)(9) Distribution Plan relating to Service Class Shares, Exhibit A amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXHIBIT LETTER    DESCRIPTION
--------------------------------------------------------------------------------
(n)               Financial Data Schedule:

                  Not Applicable.
--------------------------------------------------------------------------------
(o)               Rule 18f-3 Plan:

(o)(1) Rule 18f-3 Multi-Class Plan, last amended September [ ], 2003, to be filed by amendment.
--------------------------------------------------------------------------------
(p)               Codes of Ethics:

(p)(1) Nations Funds Family Code of Ethics, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(p)(2) BACAP and BACAP Distributors Code of Ethics, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2002.

(p)(3) Brandes Code of Ethics, incorporated by reference to Post-Effective Amendment No. 9, filed April 9, 2001.
--------------------------------------------------------------------------------
(q)(1)            Powers of Attorney for Edmund L. Benson, Charles B. Walker,
                  A. Max Walker, Thomas S. Word, Jr., William H. Grigg,
                  Thomas F. Keller, Carl E. Mundy, Jr., James B. Sommers, Cornelius J. Pings, William P. Carmichael, Robert H. Gordon and Edward D. Bedard, incorporated by reference to Post-Effective Amendment No. 29, filed April 21, 2003.
--------------------------------------------------------------------------------
(q)(2)            Power of Attorney for Minor Mickel Shaw, filed herewith.
--------------------------------------------------------------------------------

ITEM 24.  PERSONS CONTROLLED BY OF UNDER COMMON CONTROL WITH THE FUND

         No person is controlled by or under common control with the Registrant.

ITEM 25.  INDEMNIFICATION

         Article VII of the Declaration of Trust provides for the indemnification of the Registrant's trustees, officers, employees and other agents. Indemnification of the Registrant's administrators, distributor, custodian and transfer agents is provided for, respectively, in the
Registrant's:

         1.       Administration Agreement with BACAP Distributors;

         2.       Sub-Administration Agreement with BNY and BACAP Distributors;

         3.       Distribution Agreement with BACAP Distributors;

         4.       Custody Agreement with BNY;

         5.       Custody Agreement with Bank of America, N.A.;

         6.       Transfer Agency and Services Agreement with PFPC; and

         7. Sub-Transfer Agency and Services Agreement with PFPC and Bank of America.

         The Registrant has entered into a Cross Indemnification Agreement with Nations Fund Trust (the "Trust") Nations Fund, Inc. (the "Company"), Nations Reserves ("Reserves") and Nations Master Investment Trust ("Master Trust") dated February 14, 2000. The Trust, the Company, Reserves and/or Master Trust will indemnify and hold harmless the Registrant against any losses, claims, damages or liabilities, to which the Registrant may become subject, under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act") or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any prospectuses, any preliminary prospectuses, the registration statements, any other prospectuses relating to the securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the "Offering Documents"), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Registrant by the Trust, the Company, Reserves and/or Master Trust expressly for use therein; and will reimburse the Registrant for any legal or other expenses reasonably incurred by the Registrant in connection with investigating or defending any such action or claim; provided, however, that the Trust, the Company, Reserves and/or Master Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust, the Company, Reserves and/or Master Trust by the Registrant expressly for use in the Offering Documents.

         Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

         The Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under the 1933 Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.

         Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any act, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

         To the knowledge of the Registrant, none of the directors or officers of BACAP, the adviser to the Registrant's portfolios, or Brandes, the investment sub-adviser to certain portfolios, except those set forth below, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of BACAP or other subsidiaries of Bank of America Corporation.

         (a) BACAP performs investment advisory services for the Registrant and certain other customers. BACAP is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by BACAP (formerly TradeStreet Investment Associates, Inc.) with the SEC pursuant to the Advisers Act (file no. 801-50372).

         (b) Brandes performs investment sub-advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Brandes with the SEC pursuant to the Advisers Act (file no. 801-24986).

ITEM 27.  PRINCIPAL UNDERWRITERS

         (a) BACAP Distributors, placement agent for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as distributor for Nations Separate Account Trust and Nations Funds Trust both of which are registered open-end management investment companies.

         (b) Information with respect to each director and officer of the placement agent is incorporated by reference to Form ADV filed by BACAP Distributors with the SEC pursuant to the 1940 Act (file no. 801-49874).

         (c) Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         (1) BACAP, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment sub-adviser).

         (2) Brandes, 11988 El Camino Real, San Diego, CA 92130 (records relating to its function as investment sub-adviser).

         (3) PFPC, 400 Bellevue Parkway, Wilmington, DE 19809 (records relating to its function as transfer agent).

         (4) BACAP Distributors, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as distributor and administrator).

         (5) BNY, 100 Church Street, New York, NY 10286 (records relating to its function as custodian and sub-administrator).

         (6) Bank of America, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as sub-transfer agent).


ITEM 29.  MANAGEMENT SERVICES

         Not Applicable

ITEM 30.  UNDERTAKINGS

         Not Applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Charlotte, State of North Carolina on the 18th day of June, 2003.

                                   NATIONS FUNDS TRUST

                                   By:                 *
                                      ------------------------------------------
                                      Robert H. Gordon
                                      President (Principal Executive Officer)
                                      and Vice Chairman of the Board of Trustees

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on N-1A has been signed below by the following persons in the capacities and on the date indicated:

          SIGNATURES                       TITLE                       DATE
          ----------                       -----                       ----

             *                           Chairman                 June 18, 2003
---------------------------      of the Board of Trustees
(William P. Carmichael)

             *                    Chief Financial Officer         June 18, 2003
---------------------------        (Principal Financial
(Edward D. Bedard)                and Accounting Officer)


             *                           Trustee                  June 18, 2003
---------------------------
(Edmund L. Benson, III)

             *                           Trustee                  June 18, 2003
---------------------------   President (Principal Executive
(Robert H. Gordon)             Officer) and Vice Chairman of
                                   the Board of Trustees

             *                           Trustee                  June 18, 2003
---------------------------
(William H. Grigg)

             *                           Trustee                  June 18, 2003
---------------------------
(Thomas F. Keller)

             *                           Trustee                  June 18, 2003
---------------------------
(Carl E. Mundy, Jr.)

             *                           Trustee                  June 18, 2003
---------------------------
(Cornelius J. Pings)

             *                           Trustee                  June 18, 2003
---------------------------
(Minor Mickel Shaw)

             *                           Trustee                  June 18, 2003
---------------------------
(A. Max Walker)

             *                           Trustee                  June 18, 2003
---------------------------
(Charles B. Walker)

             *                           Trustee                  June 18, 2003
---------------------------
(Thomas S. Word)

             *                           Trustee                  June 18, 2003
---------------------------
(James B. Sommers)


/s/ Robert B. Carroll
---------------------------
Robert B. Carroll
*Attorney-in-Fact

                                  EXHIBIT INDEX

                               NATIONS FUNDS TRUST

                               FILE NO. 333-89661

(d)(2) Banc of America Capital Management, LLC ("BACAP") Assumption Agreement on behalf of the LifeGoal Portfolios

(d)(3) Investment Advisory Agreement between BACAP and the Registrant on behalf of the Fixed Income Sector Portfolios

(d)(4)    BACAP Assumption Agreement on behalf of the Fixed Income Sector
          Portfolios

(d)(5) Investment Sub-Advisory Agreement among BACAP, Brandes Investment Partners, L.P. ("Brandes") and the Registrant

(i)(1)    Opinion of Morrison and Foerster LLP

(q)(2)    Power of Attorney for Minor Mickel Shaw